                                       AS FILED WITH THE SECURITIES AND EXCHANGE
                                                 COMMISSION ON FEBRUARY 27, 2003
                                                       REGISTRATION NO. 33-79112


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 15

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 19

     THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                         formerly, FNAL Variable Account
                           (Exact name of Registrant)

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK formerly, First North America Life Assurance Company
                               (Name of Depositor)

                              100 Summit Lake Drive
                                  Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

         James D.Gallagher,President                      Copy to:
       The Manufacturers Life Insurance               J. Sumner Jones, Esq
           Company of New York                       Jones & Blouch, L.L.P.
           100 Summit Lake Drive                  1025 Thomas Jefferson St. N.W
                Second Floor                       Washington, D.C. 20007-0805
         Valhalla, New York 10595
      (Name and Address of Agent for Service)

                                         __________

It is proposed that this filing will become effective:

    ___ immediately upon filing pursuant to paragraph (b) of Rule 485
    ___ on __________, 2003 pursuant to paragraph (b) of Rule 485
    ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     X  on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

   ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus contained in this registration statement also relates to variable annuity contracts covered by earlier registration statements under file no. 33-46217.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A                Caption in Prospectus
------                ---------------------
1.----------------    Cover Page
2.----------------    Special Terms
3.----------------    Summary
4.----------------    Performance Data;
                      Financial Statements
5.----------------    General Information about Us, The Variable Account and The Portfolios
6.----------------    Charges and Deductions; Withdrawal Charges; Administration Fees; Mortality and Expense
                      Risks Charge; Taxes;Appendix C - Examples of Calculation of Withdrawal Charge
7.----------------    Accumulation Period Provisions; Our Approval; Purchase Payments; Accumulation Units;
                      Net Investment Factor;Transfers Among Investment Options; Special Transfer Services -
                      Dollar Cost Averaging; Asset Rebalancing Program; Withdrawals; Special Withdrawal
                      Services - Income Plan; Contract Owner Inquiries; Other Contract Provisions; Ownership;
                      Beneficiary; Modification;
8.----------------    Pay-out Period Provisions; General; Annuity Options; Determination of Amount of the First
                      Variable Annuity Payments; Annuity Units and the Determination of Subsequent Variable
                      Annuity Payments; Transfers During Pay-out Period
9.----------------    Accumulation Provisions; Death Benefit Before Maturity Date; Annuity Provisions; Death
                      Benefit After Maturity Date
10.---------------    Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of
                      Accumulation Units; Net Investment Factor; Distribution of Contracts
11.---------------    Accumulation Period Provisions; Purchase Payments; Other Contract Provisions; Right to
                      Review Contract
12.---------------    Federal Tax Matters; Introduction; Our Tax Status; Taxation of Annuities in General;
                      Qualified Retirement Plans
13.---------------    Legal Proceedings
14----------------    Statement of Additional Information - Table of Contents

Part B                Caption in Statement of Additional Information
------                ----------------------------------------------
15.---------------    Cover Page
16.---------------    Table of Contents
17.---------------    General History and Information.
18.---------------    Services-Independent Auditors; Services-Servicing Agent
19.---------------    Not Applicable
20.---------------    Services-Principal Underwriter
21.---------------    Performance Data
22.---------------    Not Applicable
23.---------------    Audited Financial Statements

                                     PART A
                      Information required in a prospectus
                                   Version I

                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                                DATED May 1, 2003

FIXED ACCOUNT INVESTMENT OPTIONS
For contracts purchased on and after January 27, 2003: (a) purchase payments may not be allocated to the 1, 3, 5 and 7-year fixed account investment options (collectively, the "Fixed Account Investment Options") and (b) transfers from the variable account investment options to the Fixed Account Investment Options will not be permitted. As a result, the Secure Principal Program sm will no longer be available for these contracts.

                          SUPPLEMENT DATED MAY 1, 2003

NY DB.Supp 05/2003

                HOME OFFICE               ANNUITY SERVICE OFFICE MAILING ADDRESS
             100 Summit Lake Drive                   P.O. Box 9013
                  Second Floor             Boston, Massachusetts 02205-9013
           Valhalla, New York 10595          www.manulifenewyork.com

                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of New York ("WE" or "US" or the "COMPANY"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.

         - Contract values and annuity benefit payments are based upon sixty-nine investment options. Sixty-three options are variable and five are fixed account options.


         - The variable portion of contract values and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.


         - Each sub-account's assets are invested in either (a) shares of a corresponding portfolio of a mutual fund, American Fund Insurance Series or (b) Series II shares (formerly referred to as "Class B shares") of a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). (Contracts issued prior to May 13, 2002 are invested in Series I shares (formerly referred to as "Class A shares") of a corresponding portfolio of the Trust. We will provide the contract owner ("YOU") with prospectuses for the American Fund Insurance Series and for the Trust with this Prospectus.


         - SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract.

         - Contracts with the optional Payment Enhancement will have higher expenses than contracts without the optional Payment Enhancement. The amount of Payment Enhancement and any earnings thereon may eventually be more than offset by the higher charges assessed against a contract with the Payment Enhancement.

         -        Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (877) 391-3748.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

General Information and History........................................   1
Performance Data.......................................................   1
State Premium Taxes....................................................  20
Services
     Independent Auditors..............................................  20
     Servicing Agent...................................................  21
     Principal Underwriter.............................................  21
Appendix A - State Premium Taxes.......................................  22
Audited Financial Statements...........................................  23


                 The date of this Prospectus is May 1, 2003



NYVENTURE.PRO5/2003

                                TABLE OF CONTENTS


SUMMARY..................................................        4
GENERAL INFORMATION ABOUT US,
THE VARIABLE ACCOUNT AND THE TRUST                              16
     The Manufacturers Life Insurance Company
     of New York ........................................       16
     The Variable Account ...............................       16
     The American Fund Insurance Series..................       17
     The Trust...........................................       17
DESCRIPTION OF THE CONTRACT .........................           24
   ACCUMULATION PERIOD PROVISIONS .......................       24
     Purchase Payments ..................................       24
     Accumulation Units .................................       24
     Value of Accumulation Units ........................       25
     Net Investment Factor ..............................       25
     Transfers Among Investment Options .................       25
     Maximum Number of Investment Options................       26
     Telephone Transactions..............................       26
     Special Transfer Services - Dollar Cost Averaging...       26
     Asset Rebalancing Program...........................       27
     Withdrawals.........................................       27
     Special Withdrawal Services - The Income Plan ......       28
     Death Benefit During Accumulation Period............       28
   PAY-OUT PERIOD PROVISIONS.............................       31
     General ............................................       31
     Annuity Options ....................................       31
     Determination of Amount of the First Variable
     Annuity Payment.....................................       32
     Annuity Units and the Determination of
     Subsequent Variable Annuity Payments ...............       32
     Transfers During Pay-out Period ....................       33
     Death Benefit During Pay-out Period.................       33
   OTHER CONTRACT PROVISIONS ............................       33
     Right to Review Contract............................       33
     Ownership ..........................................       34
     Annuitant ..........................................       34
     Change of Maturity Date.............................       34
     Beneficiary ........................................       34
     Modification .......................................       35
     Our Approval .......................................       35
     Misstatement and Proof of Age, Sex or Survival......       35
   FIXED ACCOUNT INVESTMENT OPTIONS......................       35
   OPTIONAL BENEFITS.....................................       38
     Payment Enhancement.................................       38
     Guaranteed Retirement Income Program................       39
CHARGES AND DEDUCTIONS ..................................       41
     Withdrawal Charges .................................       42
     Administration Fees.................................       43
     Mortality and Expense Risks Charge .................       43
     American Funds Subaccount Rider Charge.............        43
     Taxes..............................................        44
     Expenses of Distributing Contracts..................       44
FEDERAL TAX MATTERS .....................................       44
   INTRODUCTION .........................................       44
   OUR TAX STATUS .......................................       44
   TAXATION OF ANNUITIES IN GENERAL .....................       45
     Tax Deferral During Accumulation Period ............       45
     Taxation of Partial and Full Withdrawals ...........       46
     Taxation of Annuity Benefit Payments ...............       47
     Taxation of Death Benefit Proceeds .................       47
     Penalty Tax on Premature Distributions .............       48
     Aggregation of Contracts ...........................       48
   QUALIFIED RETIREMENT PLANS ...........................       48
     Direct Rollovers ...................................       50
     Loans...............................................       50
   FEDERAL INCOME TAX WITHHOLDING........................       51
GENERAL MATTERS..........................................       51
     Performance Data....................................       51
     Asset Allocation and Timing Services................       51
     Distribution of Contracts ..........................       52
     Contract Owner Inquiries............................       52
     Confirmation Statements.............................       52
     Legal Proceedings ..................................       52
     Cancellation of Contract............................       52
     Voting Interest.....................................       52
APPENDIX A: SPECIAL TERMS................................      A-1
APPENDIX B: Table of Accumulation Unit Values-SERIES I...      B-1
APPENDIX B: Table of Accumulation Unit Values-SERIES II..      B-1
APPENDIX C: EXAMPLES OF CALCULATION OF
   WITHDRAWAL CHARGE.....................................      C-1
APPENDIX D: PRIOR CONTRACTS..............................      D-1
APPENDIX E: QUALIFIED PLAN TYPES.........................      E-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make one or more purchase payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PRIOR CONTRACTS. We have a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("PRIOR CONTRACT" or "VEN 9 CONTRACTS"), which were sold during the period from March, 1992 until May, 1999. This Prospectus principally describes the contract offered by this Prospectus but also describes the Ven 9 contracts. The principal differences between the contract offered by this Prospectus and the prior contract relate to the fixed investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts, the charges made by us, and the death benefit provisions. See Appendix D.


PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $5,000 for Non-Qualified contracts and $2,000 for Qualified contracts. However, if the optional Payment Enhancement is elected the minimum initial purchase payment is $10,000. Purchase payments normally may be made at any time and must be in U.S. dollars. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the purchase payment. We may cancel your contract if you have made no purchase payments for three years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract, are less than $2,000.



INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, sixty-three Variable Account investment options are available under the contract. Each of the sixty-three Variable Account investment options is a sub-account of the Variable Account that invests in Series II shares of the American Fund Insurance Series or Series II shares (formerly referred to as Class B shares) of a corresponding portfolio of the Trust. (Contracts issued prior to May 13, 2002 invest in Series I shares (formerly referred to as Class A shares). A full description of each American Funds Insurance Series portfolio is in the accompanying prospectus for the American Funds Insurance Series. A full description of each Trust portfolio is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.



         Fixed. There are five fixed account investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period.



         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%
..

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations; please discuss this matter with your financial consultant.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the Variable Account investment options and from the Variable Account investment options to the fixed account investment options without charge. You may also transfer contract values among the fixed account investment options and from the fixed account investment options to the Variable Account investment options, subject to a one-year holding period (with certain exceptions) and a market value charge which may apply to such a transfer. During the pay-out period, you may not transfer your allocations from Variable Account options to fixed account options or from fixed account options to Variable Account options.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your beneficiary if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity BENEFIT PAYMENTS involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity benefit payment method selected calls for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

OPTIONAL BENEFITS.


         Payment Enhancement. New contracts may be issued with a Payment Enhancement if the contract owner elects this feature. The Payment Enhancement may only be elected at issue and once elected is irrevocable. The minimum initial purchase payment required to elect the Payment Enhancement is $10,000. The Payment Enhancement is equal to 4% of the purchase payment and is allocated among investment options in the same proportions as your purchase payments. An additional fee is imposed for the Payment Enhancement and contracts with this feature will be subject to a higher withdrawal charge for a longer period of time. The Payment Enhancement is available for new contract issued on or after January 1, 2001. GRIP II may not be elected if the Payment Enhancement is elected. GRIP may not be elected on contracts issued on or after December 30, 2002 if the Payment Enhancement is elected.

Guaranteed Retirement Income Programs.



         For Policies issued on or after December 2, 2002, new contract owners have the option of electing either of two Guaranteed Retirement Income
Programs: the Guaranteed Retirement Income Program ("GRIP") or the new Guaranteed Retirement Income Program II ("GRIP II"). Prior to December 2, 2002, only GRIP was available.



         GRIP II may not be elected if the Payment Enhancement is elected. GRIP may not be elected on contracts issued on or after December 30, 2002 if the Payment Enhancement is elected.



         Only one Guaranteed Retirement Income Program per contract may be elected upon issuance and once elected is irrevocable. Each guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP or GRIP II rider. The material differences between the two programs are as follows: (a) for GRIP, the Income Base is based on the maximum anniversary value and for GRIP II, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals, (b) for GRIP, the annual fee is 0.30% of Income Base and for GRIP II, the annual fee is 0.45% of Income Base (these fees are deducted from the contract value on each contract anniversary), and (c) if GRIP II is elected, the fixed accounts are not available as investment options. If either GRIP or GRIP II is exercised and the annuity payments available under the contract are greater than the monthly payments provided by GRIP or GRIP
II (as applicable), we will pay the monthly annuity payment available under the contract.


TEN-DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.

CHARGES AND DEDUCTIONS. The following Table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolio of the Trust. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.

CONTRACT OWNER TRANSACTION EXPENSES
See Appendix D for a discussion of contract owner transaction expenses under Ven 9 contracts.

Deferred sales load (as percentage of purchase payments)

  NUMBER OF COMPLETE YEARS     WITHDRAWAL CHARGE       WITHDRAWAL CHARGE
PURCHASE PAYMENT IN CONTACT      PERCENTAGE               PERCENTAGE
                                (No Payment             (With Payment
                                 Enhancement)             Enhancement)
           0                          6%                      8%
           1                          6%                      8%
           2                          5%                      7%
           3                          5%                      7%
           4                          4%                      5%
           5                          3%                      4%
           6                          2%                      3%
           7                          0%                      1%
           8                          0%                      0%

TRANSFER FEE......................................................None

We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.

Annual Contract Fee......................................................$30(1)

SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)


                                                                                   American
                                                                  All Other        Series Fund
                                                                  Subaccounts      Subaccounts
Mortality and expense risks fee                                      1.25%   ....    1.25%
Administration fee - asset based                                     0.15%   ....    0.15%
Subaccount Rider Fee                                                 0.00%   ....    0.15%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                               1.40%   ....    1.55%


Optional Payment Enhancement                                         0.35%(2)        0.35%(2)
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH
OPTIONAL PAYMENT ENHANCEMENT                                         1.75%   ....    1.90%


Optional GRIP Fee (as a percentage of the Income Base)               0.30%(3)....    0.30%(3)

Optional GRIP II Fee (as a percentage of the Income Base)            0.45%(3) ....   0.45%(3)



(1)The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000. This provision does not apply to Ven 7 or Ven 8 contracts. (See Appendix F).

(2) This is an additional mortality and expense risks fee which is deducted not only from the variable sub-accounts but also from the fixed sub-accounts.

(3)GRIP II is not available for contracts issued prior to July 2, 2001. If GRIP II is elected, this fee is deducted on each contract anniversary. (see "GUARANTEED RETIREMENT INCOME PROGRAM II").

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Trust prospectus.




TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES            MINIMUM    MAXIMUM
(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)                                   ______%    ______%



EXAMPLE A



The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.



If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming (a) the maximum separate account annual expenses of 1.55% (including the 0.35% optional payment enhancement for Series I and the optional GRIP II fee of 0.45% of Income Base for Series II), (b) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated and (c) a 5% annual return on assets.



:



            For Contracts that invest in Series I Shares of the Trust



1 Year           3 Years           5 Years          10 Years
------           -------           -------          --------
$____            $____             $____            $____



           For Contracts that invest in Series II Shares of the Trust



1 Year           3 Years           5 Years          10 Years
------           -------           -------          --------
$____             $____             $____            $____



If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming (a) the maximum separate account annual expenses of 1.55% (including the 0.35% optional payment enhancement for Series I and the optional GRIP II fee of 0.45% of Income Base for Series II), (b) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated and (c) a 5% annual return on assets.


            For Contracts that invest in Series I Shares of the Trust


 1 Year          3 Years           5 Years          10 Years
------           -------           -------          --------
$____            $____             $____            $____


           For Contracts that invest in Series II Shares of the Trust


1 Year           3 Years           5 Years          10 Years
------           -------           -------          --------
$____            $____             $____            $____


         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.





A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST

======================================
We are an indirect subsidiary of MFC.
======================================

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

         We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

         The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

A++ A.M. Best
Superior companies have a very strong ability to meet their obligations; 1st category of 16


AA+ Fitch



Very strong capacity to meet policyholder and contract obligations; 2nd category of 22


AA+ Standard & Poor's
Very strong financial security characteristics; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

================================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.
================================================================================

         We established the Variable Account on March 4, 1992 as a separate account under the laws of New York. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"), as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


         The Variable Account currently has sixty-three sub-accounts. We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.


THE TRUST

================================================================================
The Trust is a mutual fund in which the Variable Account invests.
================================================================================

         The assets of each sub-account of the Variable Account are invested in Series II shares (Series I shares for contracts issued prior to May 13, 2002) of a corresponding investment portfolio of the Trust. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Dynamic Growth Trust, Global Bond Trust, Utilities, Health Sciences and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS").

         Each of the Trust portfolios, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of 0.35% of a portfolio's Series II net assets (0.15% in the case of a portfolio's Series I net assets).


         The Trust currently has the following subadvisers who manage the portfolios of the Trust which are investment options for this contract, one of which is MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)"). Both MSS and MFC Global (U.S.A.) are affiliates of ours.



        SUBADVISER                                                   PORTFOLIO
A I M Capital Management, Inc.                                  All Cap Growth Trust
                                                                Aggressive Growth Trust

Capital Guardian Trust Company                                  Small Company Blend Trust
                                                                U.S. Large Cap Value Trust
                                                                Income & Value Trust
                                                                Diversified Bond Trust

Davis Advisors                                                  Financial Services Trust
                                                                Fundamental Value Trust

Deutsche Asset Management, Inc.                                 Real Estate Securities Trust
                                                                Dynamic Growth Trust
                                                                All Cap Core Trust
                                                                Lifestyle Trusts(A)

Deutsche Asset Management                                       International Stock Trust
   Investment Services Ltd.

The Dreyfus Corporation                                         All Cap Value Trust

Fidelity Management & Research Company                          Strategic Opportunities Trust(A)
                                                                Large Cap Growth Trust
                                                                Overseas Trust

Founders Asset Management LLC                                   International Small Cap Trust

Franklin Advisers, Inc.                                         Emerging Small Company Trust

INVESCO Funds Group, Inc.                                       Telecommunications Trust
                                                                Mid Cap Growth Trust

Jennison Associates LLC                                         Capital Appreciation Trust

Lord, Abbett & Co.                                              Mid Cap Value Trust


              SUBADVISER                                                 PORTFOLIO
MFC Global Investment Management (U.S.A.) Limited               Pacific Rim Emerging Markets
Trust
                                                                Quantitative Equity Trust
                                                                Quantitative Mid Cap Trust
                                                                Money Market Trust
                                                                Index Trusts
                                                                Lifestyle Trusts(A)
                                                                Balanced Trust

Massachusetts Financial Services Company                        Strategic Growth Trust
                                                                Capital Opportunities Trust
                                                                Utilities Trust

Miller Anderson(B)                                                Value Trust
                                                                High Yield Trust

Munder Capital Management                                       Internet Technologies Trust

Pacific Investment Management Company                           Global Bond Trust
                                                                Total Return Trust

Putnam Investment Management, L.L.C.                            Mid Cap Opportunities Trust
                                                                Global Equity Trust

Salomon Brothers Asset Management Inc                           U.S. Government Securities Trust
Trust
                                                                Strategic Bond Trust

T. Rowe Price Associates, Inc.                                  Science & Technology Trust
                                                                Small Company Value Trust
                                                                Health Sciences Trust
                                                                Blue Chip Growth Trust
                                                                Equity-Income Trust

Templeton Investment Counsel, Inc.                              International Value Trust

UBS Global Asset Management                                     Tactical Allocation Trust
(formerly, Brinson Advisors, Inc.)

Wellington Management Company, LLP                              Growth & Income Trust
                                                                Investment Quality Bond Trust
                                                                Mid Cap Stock Trust



(A) Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited regarding management of the Lifestyle Trusts.


(B) Morgan Stanley Investment Management Inc. ("MSIM") is the sub-adviser to the Value Trust and the High Yield Trust. MSIM does business in certain instances (including its role as the sub-adviser to the Value Trust and the High Yield Trust) using the name "Miller Anderson". Prior to May 1, 2002, Morgan Stanley Investments LP, an affiliate of MSIM, (formerly, Miller Anderson & Sherrerd LLP) was the sub-adviser to the Value Trust and High Yield Trust.

         American Insurance Funds
         For contracts issued on or after May 1, 2003, purchase payments may be allocated to the four American Funds Insurance Series ("American Insurance Funds") investment options described below if the offering of these investment options has been approved in the state where the contract is sold.



American Insurance Funds                    Growth Fund
                                            International Fund
                                            Blue Chip Income and Growth
                                            Fund
                                            Growth-Income Fund


The Portfolios of the Trust available under the Policies are as follows:

The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1.5 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.


The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2.5 billion and $15 billion at the time of purchase.

The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. mid-size companies.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.


The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio'sasset,s under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.


The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% (80% after July 31, 2002) of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs)). The portfolio expects to invest primarily in equity securities.


The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing in stocks and other securities with equity characteristics of companies located in the developed countries that makeup the MSCI EAFE Index.


The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.

The STRATEGIC OPPORTUNITIES TRUST (formerly, Mid Cap Blend Trust) seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.

The ALL CAP CORE TRUST (formerly, Growth Trust) seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index*.


The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.

The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.


The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.


The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.

The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.


The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index *, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.


The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index*.



The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index")*.



The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.



The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index*.



The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index*.


The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.


*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.


         A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investments in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.

         For contracts issued on or after May 1, 2003, purchase payments may be allocated to the four American Funds Insurance Series ("American Insurance Funds") investment options described below if the offering of these investment options has been approved in the state where the contract is sold.



         American Insurance Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act. American Insurance Funds receive investment advisory services from Capital Research and Management Company ("CRMC"). Each of the American Insurance Funds has two classes of shares. Only Class 2 shares are available under the contracts. Class 2 shares are subject to a 0.25% Rule 12b-1 fee. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.



GROWTH FUND seeks growth over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investor seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



INTERNATIONAL FUND seeks growth over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



BLUE CHIP INCOME AND GROWTH FUND seek to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. The funds invests primarily in common stocks of larger, more established companies based in the U.S.



GROWTH - INCOME FUND seeks growth and income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.



         A full description of America Insurance Funds, including the investment objectives, policies and restrictions of each portfolio is contained in American Insurance Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.



                                      * * *



         If the shares of a portfolio are no longer available for investment or in our judgment investment in a Trust portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the New York Superintendent of Insurance and the SEC (to the extent required by the 1940 Act).


=========================================
You instruct us how to vote Trust shares.
=========================================


         We will vote shares of the portfolios held in the Variable Account at the shareholder meetings according to voting instructions received from persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.


         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

================================================================================
Initial purchase payments usually must be at least $5,000, subsequent ones at least $30. Total purchase payments of more than $1 million require our approval.
================================================================================

PURCHASE PAYMENTS

         Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $5,000 for Non-Qualified contracts and $2,000 for Qualified contracts. However, if the optional Payment Enhancement is elected, the minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.


         We may cancel a contract at the end of any three consecutive contract years in which no purchase payments have been made, if both:


         - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such three-year period is less than $2,000.

If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

         Purchase payments are allocated among the investment options in accordance with the percentages you designate. You may change the allocation of subsequent purchase payments at any time by notifying us in writing.


         Secure Principal Program (SM) In addition, you have the option to participate in our Secure Principal Program (SM). Under the Secure Principal Program the initial purchase payment is split between the 7 year fixed investment account and variable investment options. The percentage of the initial purchase payment allocated to the 7 year fixed account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The percentage depends upon the current investment rate of the fixed investment option. The balance of the initial purchase payment is allocated among the variable investment options as selected in the contract. You may obtain full information concerning the Secure Principal Program and its restrictions from your financial consultants or our Annuity Service Office. See Appendix D for information on purchase payments applicable to Ven 9 contracts.


ACCUMULATION UNITS

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.
================================================================================

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts which we or an affiliate of ours have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater than, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         -        Where (a) is:

                  - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

                  - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses and mortality and expense risks. That factor is equal on an annual basis to 1.40% (0.15% for administrative expenses and 1.25% for mortality and expense risks) assuming the Optional Payment Enhancement is not elected (or, if the Optional Payment Enhancement has been elected, 1.75% (0.35% for annual optional payment enhancement fee).

TRANSFERS AMONG INVESTMENT OPTIONS

=============================================================
Amounts invested may be transferred among investment options.
=============================================================


         During the accumulation period, you may transfer amounts among the variable account investment options and from such investment options to the fixed account investment options at any time upon written notice to us. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

         Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are without any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse us for the expenses of processing transfers.

         Where permitted by law, we may accept your authorization for a third party to make transfers for you, subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS


         There is no limit on the number of investment options to which you may allocate purchase payments.


TELEPHONE TRANSACTIONS

         Any person who can furnish proper account identification is permitted to request transfers by telephone. The telephone transaction privilege is made available automatically without the contract owner's election. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following: upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

===================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
===================================================================


         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.


         From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned will be recovered from the existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

         The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your financial consultant or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your financial consultant or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         For rebalancing programs begun on or after October 1, 1996, asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

WITHDRAWALS

=======================================================================
You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.
=======================================================================

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "Code"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans (including unpaid interest) and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, a partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period and ending with the longest guarantee period. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office. However, we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -        trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

                  Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX E - QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

===================================================
Systematic "Income Plan" withdrawals are available.
===================================================

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be withdrawn without withdrawal and market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your financial consultant or our Annuity Service Office. The IP program is offered without charge.

DEATH BENEFIT DURING ACCUMULATION PERIOD

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix E "Qualified Plan Types").

         See Appendix D for information on the death benefit provisions under Ven 9 contracts.

         AMOUNT OF DEATH BENEFIT. If any contract owner dies and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be determined as follows.

         During the first contract year, the death benefit will be the greater of:

         -        the contract value, or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value, or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any contract owner dies after attaining 81 years of age, the death benefit will be the greater of:

         -        the contract value, or

         - the death benefit on the last day of the contract year ending just prior to the contract owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals since then.

         If any contract owner dies and the oldest owner had an attained age of 81 years or greater on the date as of which the contract was issued, the death benefit will be the greater of:

         -        the contract value, or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.


For contracts issued on or after January 1, 2003, the amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:



                  (i) is equal to the Death Benefit prior to the withdrawal and



                  (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



         For contracts issued prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.


         The determination of the death benefit will be made on the date we receive written notice and proof of death, as well as all required completed claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time.

         PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies during the accumulation period. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant (who is not an owner), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -        The beneficiary will become the contract owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -        No additional purchase payments may be made.

         - If the beneficiary is not the deceased's owner spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

         - If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, we will pay a death benefit upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. (Such purchase payment will not be eligible for the optional payment enhancement.) In addition, the death benefit on the last day of the previous year (or the last day of the contract year ending just prior to the owner's 81st birthday if applicable) will be set at zero as of the date of the first owner's death.

         - If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract was issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age of 81 or greater on the date as of which the contract was issued, withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. Furthermore, the death benefit on the last day of the previous contract year will be set at zero as of the date of the change. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         In designating beneficiaries the contract owner may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

================================================================================
You have a choice of several different ways of receiving annuity benefit payments from us.
================================================================================

GENERAL

         The proceeds of the contract payable on death, withdrawal or the contract maturity date may be applied to the annuity options described below, subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD").

         Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the 90th birthday of the annuitant. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the first day of the month following the 90th birthday of the annuitant. Maturity dates which occur at advanced ages; e.g., past 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS - Taxation of Annuities in General - Delayed Pay-out Periods"). Distributions from qualified contracts may be required before the maturity date (see "FEDERAL TAX MATTERS - Qualified Retirement Plans").

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for 10 years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

         Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

         The following annuity options are guaranteed to be offered in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period. A pro-rata portion of the administration fee will be deducted from each annuity payment.

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

         The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of variable annuity payments will not decrease is 4.46%.

         See Appendix D for information on assumed interest rate for Ven 9 contracts.

TRANSFERS DURING PAY-OUT PERIOD

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

=================================================
You have a ten-day right to cancel your contract.
=================================================

RIGHT TO REVIEW CONTRACT

         You may cancel the contract by returning it to our Annuity Service Office or to your registered representative at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

         If the contract is purchased in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

         Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

         Contracts with Optional Payment Enhancement. See "Payment Enhancement" below for information regarding our recovery of the payment enhancement if you exercise your right to return the contract during the right to review period.

OWNERSHIP

============================================================
You are entitled to exercise all rights under your contract.
============================================================

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the contract owner is the annuitant. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract value for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

=======================================================
The "annuitant" is either you or someone you designate.
=======================================================

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The annuitant is entitled to receive all annuity payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The annuitant is as specified in the application, unless changed.

         On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

CHANGE OF MATURITY DATE


         During the accumulation period, you may change the Maturity Date by written request at least one month before both the previously specified Maturity Date and the new Maturity Date. After the election, the new Maturity Date will become the Maturity Date. The maximum Maturity Date will be the date the oldest annuitant attains age 90. Any extension of the Maturity Date will be allowed only with our prior approval.

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================

BENEFICIARY

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

         See Appendix D for information with respect to the beneficiary under Ven 9 contracts.

MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

================================================================================
The fixed account investment options are not securities.
================================================================================

         SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933 (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

================================================================================
Fixed account investment options guarantee interest of at least 3%.
================================================================================


         INVESTMENT OPTIONS. Currently, there are five fixed account investment options under the contract: one, three, five and seven year investment accounts and a DCA fixed investment account which may be established under the DCA program to make automatic transfers from the DCA fixed account to one or more variable investment option (see "SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING"). We may offer additional fixed investment account options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it. See Appendix D for information on the fixed account investment options and minimum interest rate under Ven 9 contracts.



         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the fixed account investment options at any time prior to the maturity date. We establish a distinct investment account each time you allocate or transfer amounts to a fixed account investment option, except that amounts allocated or transferred to the same fixed account investment option on the same day will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.


         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


         RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one-year guarantee periods.

         If you do not specify a renewal option, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. If a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

         MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below.

         The adjustment factor is determined by the following formula:
0.75x(B-A)xC/12 where:

         A -      The guaranteed interest rate on the investment account.

         B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

         C - The number of complete months remaining to the end of the guarantee period.

         For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

         The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

         We do not impose a market value charge on withdrawals from the fixed account investment options in the following situations:

         -        death of the contract owner;

         -        amounts withdrawn to pay fees or charges;

         - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

         -        amounts withdrawn from a one-year fixed investment account;
                  and

         - amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that year.

         Notwithstanding application of the foregoing formula, in no event will the market value charge:

         - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

         - together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

         - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.

The cumulative effect of the market value and withdrawal charges could, however, result in a contract owner receiving total withdrawal proceeds of less than the contract owner's purchase payments.

         See Appendix D for information on the market value charge provisions under Ven 9 contracts.

================================================================================
Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
================================================================================

         TRANSFERS. During the accumulation period, you may transfer amounts among the fixed account investment options and from the fixed account investment options to the variable account investment options; provided that no transfer from a fixed account option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Consequently, except as noted above, amounts in one year investment accounts effectively may not be transferred prior to the end of the guarantee period. Amounts in any other investment accounts may be transferred, after the one year holding period has been satisfied, but the market value charge described above may apply to such a transfer. The market value charge, if applicable, will be deducted from the amount transferred.

         You must specify the fixed account investment option from or to which you desire to make a transfer. Where there are multiple investment accounts within the fixed account investment option, amounts must be withdrawn from the fixed account investment options on a first-in-first-out basis.


         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time prior to the death of the contract owner. Withdrawals from fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 10 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year.

         - If there are multiple investment accounts under a fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         - The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. If a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

         If you request a partial withdrawal from a contract in excess of the amounts in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from the investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX E - QUALIFIED PLAN TYPES").

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" (see "FEDERAL TAX MATTERS - Qualified Retirement Plan - Loans"). The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" ). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.

OPTIONAL BENEFITS

================================================================================
New contracts may be issued with an Optional Payment Enhancement if the contract owner elects this feature.
================================================================================

PAYMENT ENHANCEMENT


         Contracts issued on or after January 1, 2001 may be issued with a Payment Enhancement if the contract owner elects this feature. The Payment Enhancement may only be elected at issue and once elected is irrevocable. GRIP II may not be elected if the Payment Enhancement is elected. GRIP may not be elected on contracts issued on or after December 30, 2002 if the Payment Enhancement is elected. The minimum initial purchase payment required to elect the Payment Enhancement is $10,000. An additional fee is imposed for the Payment Enhancement and contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.


         If you elect the Payment Enhancement, we will add a payment enhancement to your contract when you make a purchase payment. The payment enhancement is equal to 4% of the purchase payment and is allocated among investment options in the same proportion as your purchase payment. The payment enhancement is funded from our general account.

         Purchase Payments Which Are Not Eligible for a Payment Enhancement. If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner and a death benefit is paid upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. Such purchase payment will not be eligible for a payment enhancement.

         Right to Review Contract. If you exercise your right to return your contract during the "ten day right to review period," we will reduce the amount returned to you by the amount of any payment enhancement applied to your initial purchase payment. Therefore, you bear the risk that if the market value of the payment enhancement has declined, we will still recover the full amount of the payment enhancement. However, earnings attributable to the payment enhancement will not be deducted from the amount paid to you. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater then the amount otherwise payable.

         Tax Considerations. Payment enhancements are not considered to be "investment in the contract" for income tax purposes (see "FEDERAL TAX MATTERS").

         Matters to Consider Prior to Electing the Payment Enhancement. There may be circumstances where you may be worse off for having purchased a contract with a payment enhancement as opposed to a contract without a payment enhancement. For example, the higher charges assessed for a contract with a payment enhancement may over time exceed the amount of the payment enhancement and any earnings thereon. We issue one other variable annuity which has no payment enhancement. In addition, the contract described in this prospectus may be purchased without a payment enhancement. Contracts with no payment enhancements have withdrawal charges and asset based charges that may for certain contracts be lower than the charges for this contract. You and your financial consultant should decide if you may be better off with one of our other variable annuities. In making this determination, you and your financial consultant should consider the following factors:

-        The length of time that you plan to own your contract

-        The frequency, amount and timing of any partial earnings

-        The amount of your purchase payments

Choosing the Payment Enhancement is generally advantageous except in the following situation: if you intend to make a single purchase payment to your contract or a high initial purchase payment relative to renewal purchase payments and you intend to hold your contract for more than 11 years.

         We expect to make a profit from the contracts. The charges used to recoup the expense of paying the payment enhancement include the withdrawal charge and the asset based charges. (see "CHARGES AND DEDUCTIONS")

         If you are considering purchasing a contract in connection with certain qualified plans, then special considerations regarding the payment enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a qualified plan, you should consider the effect of the payment enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice. (See Appendix E - "QUALIFIED PLAN TYPES").

ADDITIONAL CHARGES FOR THE PAYMENT ENHANCEMENT


         If the Payment Enhancement is elected, the separate account annual expenses are increased by 0.35% to 1.75%. The guaranteed interest rate on fixed accounts is reduced by 0.35%. In addition, each purchase payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment Enhancement is elected is 8% (as opposed to 6% with no payment enhancement) and the withdrawal charge period is 7 years if the Payment Enhancement is elected (as opposed to 6 years with no payment enhancement). See "SUMMARY - CHARAGES AND DEDUCTIONS."



Guaranteed Retirement Income Programs



         Two Guaranteed Retirement Income Programs are offered under the contract, GRIP and GRIP II. Only one Guaranteed Retirement Income Program per contract may be elected upon issuance and once elected is irrevocable. Each guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP or GRIP II rider. The material differences between the two programs are as follows: (a) for GRIP, the Income Base is based on the maximum contract anniversary value and for GRIP II, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals, (b) for GRIP, the annual fee is 0.30% of Income Base and for GRIP II, the annual fee is 0.45% of Income Base, and (c) if GRIP II is elected, the fixed accounts are not available as investment options.

         GRIP



         Contracts may be issued with GRIP if the contract owner elects GRIP and if the oldest annuitant is age 79 or younger at the time GRIP is elected. GRIP is available for contracts issued on or after September 10, 2001, and may not be elected on contracts issued on or after December 30, 2002 if the Payment Enhancement is elected. Election of GRIP is irrevocable.


         GRIP guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity tables set forth in the GRIP rider. As described below, the Income Base is calculated as the greatest anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIP. If GRIP is exercised and the monthly annuity payment available under the contract is greater than the monthly annuity payment provided by GRIP, we will pay the monthly annuity payment available under the contract. For GRIP, we impose an annual GRIP fee of 0.30% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

         THE ADDITION OF GRIP TO A CONTRACT MAY NOT ALWAYS BE IN THE INTEREST OF A CONTRACT OWNER SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.


         GRIP Income Base


         The Income Base upon which the amount of GRIP annuity payments is based is equal to the greatest anniversary value after the effective date of the GRIP rider and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:


- An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.


- The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP.

- We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING GRIP PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP BENEFIT.

EXERCISE OF GRIP

Conditions of Exercise. GRIP may be exercised subject to the following conditions:

         1. GRIP may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or any subsequent contract anniversary; and

         2. GRIP must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

         The use of GRIP is limited in connection with qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the GRIP benefit under the rider.


         Hence, you should consider that since (a) GRIP may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP is irrevocable, there can be circumstances under a qualified plan in which you will be charged an annual rider GRIP fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIP because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIP after your required minimum distribution beginning date under a qualified plan, you should consider whether GRIP is appropriate for your circumstances. Please consult your advisor.



         In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant(s), or the joint life expectancy of the joint annuitants(s), depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.



       Illustrated below are the income amounts provided by GRIP, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the Single Premium Immediate Annuity ("SPIA") statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIP Income Base at guaranteed annuity purchase rates (as stated in the GRIP rider). The Income Base is determined by the annual step-up, assumed to be as listed below.



   Example 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a
                             10-Year Period Certain




----------------------------------------------------------------------------------------------------------
     Contract                                                                                     Annual
    Anniversary at                                                 Annual Income                  Income
   Exercise of GRIP     Account Value    Income Base        Current          Guaranteed          Provided
----------------------------------------------------------------------------------------------------------
       10                $   90,000       $  160,000         $  8,651          $  10,733         $  10,733
----------------------------------------------------------------------------------------------------------
       15                $  105,000       $  160,000         $ 11,088          $  12,288         $  12,288
----------------------------------------------------------------------------------------------------------
       20                $  120,000       $  160,000         $ 13,824          $  13,958         $  13,958
----------------------------------------------------------------------------------------------------------



Example 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period - Certain

----------------------------------------------------------------------------------------------------------
     Contract                                                                                     Annual
    Anniversary at                                                 Annual Income                  Income
   Exercise of GRIP     Account Value    Income Base        Current          Guaranteed          Provided
----------------------------------------------------------------------------------------------------------
       10                $   90,000       $  160,000         $   7,063        $  8,294           $  8,294
----------------------------------------------------------------------------------------------------------
       15                $  105,000       $  160,000         $   8,681        $  9,062           $  9,062
----------------------------------------------------------------------------------------------------------
       20                $  120,000       $  160,000         $  10,253        $  9,658           $ 10,253
----------------------------------------------------------------------------------------------------------



GRIP FEE



         The risk assumed by us associated with GRIP is that annuity benefits payable under GRIP are greater than annuity benefits that would have been payable if the contract owner had selected another annuity benefit permitted by the contract and described under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP fee (the "GRIP Fee"). On or before the maturity date, the GRIP Fee is deducted on each contract anniversary. The amount of the GRIP Fee is equal to 0.30% multiplied by the Income Base in effect on that contract anniversary. The GRIP Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.



         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP Fee will not be deducted during the annuity period. For purposes of determining the GRIP Fee, the commencement of annuity payments will be treated as a full withdrawal.



TERMINATION OF GRIP



         GRIP will terminate upon the earliest to occur of:



    (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;



    (b)    the termination of the contract for any reason; or-



    (c)    the exercise of GRIP.



GRIP II



         On or after December 2, 2002 contracts may be issued with an optional rider, GRIP II if you elect GRIP II. If GRIP II is elected the fixed accounts are not available as investment options. Election of GRIP II may only be made at issue, is irrevocable, and GRIP II may only be terminated as described below. GRIP II may not be elected if the Payment Enhancement is elected.



         GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIP II. If GRIP II is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIP II, we will pay the monthly annuity payments available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

         GRIP II Income Base



         The Income Base upon which the amount of GRIP II annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.



         Growth Factor Income Base. The Growth Factor Income Base is equal to
         (a) less (b), where:



         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and



         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.



         The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.



         Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.



In determining the Income Base:



- An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



- The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP II.



- We reserve the right to reduce the Income Base by any premium taxes that may apply.



The Income Base is used solely for purposes of calculating the GRIP II monthly annuity payments and does not provide a contract value or guarantee performance of any investment option.



         Exercise of GRIP II



         Conditions of Exercise. GRIP II may be exercised subject to the following conditions:



         1. GRIP II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and



         2. GRIP II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.



                  Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:



       Option 1: Life Annuity with a 10-Year Period Certain - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.



       Option 2: Joint and Survivor Life Annuity with a 20-Year Period Certain - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.



       The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.



       The use of GRIP II is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP II is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIP II.



       Hence, you should consider that since (a) GRIP II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP II is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIP II fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIP II because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIP II after your required beginning date under a qualified plan, you should consider whether GRIP II is appropriate for your circumstances. Please consult your advisor.



       In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.



       When you exercise GRIP II, actual income will be based on the greater of
(i) your GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)



       Illustrated below are the income amounts provided by GRIP II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the Single Premium Immediate Annuity ("SPIA") statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.



Example 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain



----------------------------------------------------------------------------------------------------------
     Contract                                                                                     Annual
    Anniversary at                                                 Annual Income                  Income
   Exercise of GRIP     Account Value    Income Base        Current          Guaranteed          Provided
----------------------------------------------------------------------------------------------------------
       10                $   90,000       $  179,085         $   8,651        $  12,013          $  12,013
----------------------------------------------------------------------------------------------------------
       15                $  105,000       $  239,656         $  11,088        $  18,406          $  18,406
----------------------------------------------------------------------------------------------------------
       20                $  120,000       $  320,714         $  13,824        $  27,979          $  27,979
----------------------------------------------------------------------------------------------------------

Example 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain



----------------------------------------------------------------------------------------------------------
     Contract                                                                                     Annual
    Anniversary at                                                 Annual Income                  Income
   Exercise of GRIP      Account Value    Income Base         Current         Guaranteed         Provided
----------------------------------------------------------------------------------------------------------
       10                $   90,000       $  179,085         $  7,063         $   9,284          $  9,284
----------------------------------------------------------------------------------------------------------
       15                $  105,000       $  239,656         $  8,681         $  13,574          $ 13,574
----------------------------------------------------------------------------------------------------------
       20                $  120,000       $  320,714         $ 10,253         $  19,358          $ 19,358
----------------------------------------------------------------------------------------------------------



         Termination of GRIP II



         GRIP II will terminate upon the earliest to occur of:



         (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;



         (b)      the termination of the contract for any reason; or



         (c)      the exercise of GRIP II.



         The election of GRIP II on a contract may not always be in your interest since an additional fee is imposed for this benefit.



         GRIP II Fee. The risk assumed by us associated with GRIP II is that annuity benefits payable under GRIP II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II fee (the "GRIP II Fee"). On or before the maturity date, the GRIP II Fee is deducted on each contract anniversary. The amount of the GRIP II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIP II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.



         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP II Fee will not be deducted during the annuity period. For purposes of determining the GRIP II Fee, the commencement of annuity payments will be treated as a full withdrawal.



                               ***



         GRIP II does not provide contract value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of contract value at current annuity factors. Therefore, GRIP II should be regarded as a safety net. As described above under "Income Base," withdrawals will reduce the GRIP II benefit.


                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against contract values or annuity payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

WITHDRAWAL CHARGES

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years (eight complete years if the Payment Enhancement Rider was selected). There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available for withdrawal described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% (8% if the Optional Payment Enhancement is elected) of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

         Each withdrawal from the contract is allocated first to the amount available without withdrawal charges and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the amount available without withdrawal charges for that year is the greater of:

         - 10% of total purchase payments (less all prior withdrawals in that contract year), and

         - the accumulated earnings on the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

         The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

         Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against purchase payments liquidated that have been in the contract for less than seven years (eight years if the Payment Enhancement Rider was selected). Purchase payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

NUMBER OF COMPLETE YEARS            WITHDRAWAL CHARGE      WITHDRAWAL CHARGE
  PURCHASE PAYMENT IN                  PERCENTAGE              PERCENTAGE
      CONTRACT                         (No Payment           (With Payment
                                      Enhancement)            Enhancement)
        0                                6%                      8%
        1                                6%                      8%
        2                                5%                      7%
        3                                5%                      7%
        4                                4%                      5%
        5                                3%                      4%
        6                                2%                      3%
        7                                0%                      1%
        8+                               0%                      0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant (see "DEATH BENEFIT DURING ACCUMULATION PERIOD - Amount of Death Benefit"), and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other expenses related to sales activity.

         For examples of calculation of the withdrawal charge, see Appendix C. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above (see "FIXED ACCOUNT INVESTMENT OPTIONS").

         See Appendix D for information on the withdrawal charge under Ven 9 contracts.

ADMINISTRATION FEES

         Except as noted below, we will deduct each year an administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and our operations and those of the Variable Account in connection with the contracts. However, if during the accumulation period the contract value is equal to or greater than $100,000 at the time of the fee's assessment, we will waive the fee. (There is no provision for waiver under Ven 9 contracts.) During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the annuity period, the fee is deducted on a pro-rata basis from each annuity payment. However, the $30 administration fee will not reduce the amount paid below the amount that is guaranteed in the contract.

         We also deduct a daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis from each sub-account as an administrative fee. This asset based administrative fee will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger contracts will in effect pay a higher proportion of this portion of the administrative expense than smaller contracts.


         Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees. There is no necessary relationship between the amount of the administrative charge imposed on a given contract and the amount of the expense that may be attributed to that contract.


MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit (see "DEATH BENEFIT DURING ACCUMULATION PERIOD"). The expense risk we assume is the risk that the administration charges or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% (1.60% if the Optional Payment Enhancement is elected) of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.


American Funds Subaccount Rider Charge



         A daily charge in an amount equal to 0.15% of the value of each American Funds subaccount on an annual basis is deducted from each American Funds subaccount to reimburse us for administrative and distribution expenses relating to these subaccounts.


TAXES

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,

         -        receipt of purchase payments,

         -        issuance of the contacts, or

         - commencement or continuance of annuity payments under the contracts.

The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners. For a discussion of premium taxes which may be applicable to non-New York residents, see "STATE PREMIUM TAXES" in the Statement of Additional Information. Premium taxes which may be applicable to non-New York residents range between 0% to 3.50%. In addition, we will withhold taxes to the extent required by applicable law.

EXPENSES OF DISTRIBUTING CONTRACTS

         Manulife Financial Securities LLC ("Manulife Financial Securities"), the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 7% of purchase payments or 6% of purchase payments plus 0.75% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by Manulife Financial Securities. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT - FEDERAL, STATE, OR LOCAL - OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.
================================================================================

TAX DEFERRAL DURING ACCUMULATION PERIOD

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, in the form of either annuity payments or some other distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -        qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with IRS Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "investment in the contract." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income. In this regard, the payment enhancements provided under the contract are not treated as purchase payments and thus do not increase the investment in the contract.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual owner transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

================================================================================
A portion of each annuity payment is usually taxable as ordinary income.
================================================================================

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature); and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or

         - if distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

         During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

         - Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty tax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

         There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract. Exceptions to this penalty tax include distributions:

         - received on or after the date on which the contract owner reaches age 59 1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above. Consult your tax advisor for additional information.

QUALIFIED RETIREMENT PLANS

================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.
================================================================================


individual (k) plan disclosure?????


         The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix E to this Prospectus. Appendix E also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. In particular, as noted in Appendix E, the purchaser should consider the effects of the death benefit and payment enhancement on the income tax treatment of certain types of qualified plans, including IRAs. Persons intending to use the contract in connection with a qualified plan should consult a tax advisor.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

         If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


         In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIP or GRIP II in connection with certain qualified plans, including IRAs. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than ROTH
IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.


         There is also a 10% penalty tax on the taxable amount of any distribution from certain qualified contracts. There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," exceptions provide that the penalty tax does not apply to a distribution:

         -        received on or after the contract owner reaches age 59 1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service).

In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) certain hardship withdrawals.

         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

================================================================================
Some qualified contracts have a loan feature.
================================================================================

         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

         Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

================================================================================
We may be required to withhold amounts from some distributions for Federal income taxes.
================================================================================

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

PERFORMANCE DATA

================================================================================
We may advertise our investment performance.
================================================================================

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.


         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial purchase payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of this contract, standardized performance data will be the historical performance of the portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.


ASSET ALLOCATION AND TIMING SERVICES


         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND

SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE FROM AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

DISTRIBUTION OF CONTRACTS

================================================================================
We pay broker-dealers to sell the contracts.
================================================================================

         Manulife Financial Securities is a Delaware limited liability company that is controlled by Manulife USA. Manulife Financial Securities is the principal underwriter and exclusive distributor of the contracts. Manulife Financial Securities is a broker-dealer registered under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as our insurance agent. Manulife Financial Securities is located at 73 Tremont Street, Boston, Massachusetts 02108.

         We have entered into an Underwriting and Distribution Agreement with Manulife Financial Securities where we appointed Manulife Financial Securities the principal underwriter and exclusive representative for the distribution of all insurance products and authorized Manulife Financial Securities to enter into agreements with selling broker-dealers and general agents for the distribution of the products. Sales of the contracts will be made by registered representatives of broker-dealers authorized by us and Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES


         Your inquiries should be directed to our Annuity Service Office mailing address at The Manufacturers Life Insurance Company of New York, Annuity Service Office, P.O. Box 55013, Boston, MA 02205- 5013.


CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any three consecutive contract years in which no purchase payments by or on behalf of you have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such three year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force.

VOTING INTEREST

         As stated above under "The Trust", we will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                                   APPENDIX A

                                  SPECIAL TERMS

         The following terms as used in this Prospectus have the indicated meanings:

         ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

         ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         ANNUITANT - Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named is referred to as "co-annuitant." The "annuitant" and "co-annuitant" are referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed.

         ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         ANNUITY OPTION - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by us.


         ANNUITY SERVICE OFFICE - The mailing address of our service office is P.O. Box 55013, Boston, Massachusetts 02205-5013


         ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

         BUSINESS DAY - Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio may be determined.

         THE CODE - The Internal Revenue Code of 1986, as amended.

         CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         CONTRACT VALUE - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

         CONTRACT YEAR - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

         DEBT - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

         DUE PROOF OF DEATH - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

         (a) A certified copy of a death certificate;

         (b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         (c) Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at our Annuity Service Office.

         FIXED ANNUITY - An annuity option with payments the amount of which we guarantee.

         GENERAL ACCOUNT - All of our assets other than assets in separate accounts such as the Variable Account.

         INVESTMENT ACCOUNT - An account we establish for you which represents your interest in an investment option during the accumulation period.

         INVESTMENT ACCOUNT VALUE - The value of a contract owner's investment in an investment account.

         INVESTMENT OPTIONS - The investment choices available to contract owners.

         LOAN ACCOUNT - The portion of our general account that is used for collateral for a loan.

         MARKET VALUE CHARGE - A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

         MATURITY DATE - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page, unless changed.

         NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

         OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed.

         PAY-OUT PERIOD - The period when we make annuity benefit payments to you.


         PORTFOLIO OR TRUST PORTFOLIO - A separate investment portfolio of the Trust, the American Insurance Funds a mutual fund in which the Variable Account invests, or of any successor mutual fund.


         PURCHASE PAYMENT - An amount paid by a contract owner to us as consideration for the benefits provided by the contract.

         QUALIFIED CONTRACTS - Contracts issued under qualified plans.

         QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 or 408A of the Code.

         SEPARATE ACCOUNT - A segregated account of ours that is not commingled with our general assets and obligations.

         SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

         UNPAID LOANS - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

         VALUATION PERIOD - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

         VARIABLE ACCOUNT - Is a separate account of ours.

         VARIABLE ANNUITY - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                  APPENDIX B-1



[Update Tables.......]



                      TABLE OF ACCUMULATION UNIT VALUES(A)


     FOR CONTRACT THAT INVEST IN SERIES I SHARES (FORMERLY, CLASS A SHARES)
                                  OF THE TRUST

        (Not Reflecting the Charge for the Optional Payment Enhancement)

----------------------------------------------------------------------------------------------------------------------
                                                  UNIT VALUE AT           UNIT VALUE AT           NUMBER OF UNITS
     SUB-ACCOUNT                                 START OF YEAR(B)          END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Internet Technologies
     2000                                          $12.500000               $ 6.965644              127,777.856
     2001                                            6.965644                 3.714267               95,212.564
----------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
     1999                                          $12.500000               $12.359297               49,612.472
     2000                                           12.359297                 9.217819              136,877.009
     2001                                            9.217819                 8.753934                3,469.705
----------------------------------------------------------------------------------------------------------------------
Telecommunications
     2001                                          $12.500000                 7.836946               24,916.745
----------------------------------------------------------------------------------------------------------------------
Science & Technology
     1999                                          $12.500000               $37.943261              190,914.612
     2000                                           37.943261                24.672266              684,285.529
     2001                                           24.672266                 5.112469              703,830.808
----------------------------------------------------------------------------------------------------------------------
International Small Cap
     1999                                          $12.500000               $26.974754               32,991.316
     2000                                           26.974754                 18.84417              163,214.007
     2001                                           18.844170                 6.790288               35,068.244
----------------------------------------------------------------------------------------------------------------------
Health Sciences
     2001                                          $12.500000                13.381761               78,979.368
----------------------------------------------------------------------------------------------------------------------
Aggressive Growth
     1999                                          $12.500000               $16.628126               88,069.743
     2000                                           16.628126                16.889157              470,760.232
     2001                                           16.889157                 8.132426              271,520.815
----------------------------------------------------------------------------------------------------------------------
Emerging Small Company
     1999                                          $12.500000               $24.610648               28,217.505
     2000                                           24.610648                23.225958              140,786.687
     2001                                           23.225958                 8.352524              104,648.168
----------------------------------------------------------------------------------------------------------------------
Small Company Blend
     1999                                          $12.500000               $15.922213               27,581.879
     2000                                           15.922213                12.601917               123,969.78
     2001                                           12.601917                 9.244249               90,007.659
----------------------------------------------------------------------------------------------------------------------
Dynamic Growth
     2000                                          $12.500000               $ 7.906976              241,010.919
     2001                                            7.906976                 5.149629              307,765.260
----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
     2001                                          $12.500000                10.347320                51758.312
----------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities
     2001                                          $12.500000                10.465924               44,679.460
----------------------------------------------------------------------------------------------------------------------
Mid Cap Stock
     1999                                          $12.500000               $12.483520               60,538.438
     2000                                           12.483520                11.821790              168,534.847
     2001                                           11.821790                10.676087              160,450.669
----------------------------------------------------------------------------------------------------------------------
All Cap Growth
     1999                                          $12.500000               $27.113084              107,417.572
     2000                                           27.113084                23.852189              477,236.001
     2001                                           23.852189                 7.751463              483,816.714
----------------------------------------------------------------------------------------------------------------------
Financial Services
     2001                                          $12.500000                11.497105               48,895.547
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                  UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
    SUB-ACCOUNT                                  START OF YEAR(B)           END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Overseas
     1999                                          $12.500000               $17.044524               50,910.958
     2000                                           17.044524                13.661286              247,770.757
     2001                                           13.661286                 8.700270               79,174.266
----------------------------------------------------------------------------------------------------------------------
 International Stock
     1999                                          $12.500000               $18.338932               21,852.045
     2000                                           18.338932                15.087850               124,425.66
     2001                                            15.08785                 8.636273               69,101.381
----------------------------------------------------------------------------------------------------------------------
International Value
     1999                                          $12.500000               $12.860110               29,546.092
     2000                                           12.860110                11.862293              106,685.205
     2001                                           11.862293                10.498425               61,426.677
----------------------------------------------------------------------------------------------------------------------
Capital Appreciation
     2000                                          $12.500000               $10.945558                   91.361
     2001                                           10.945558                 8.769024               57,393.221
----------------------------------------------------------------------------------------------------------------------
Strategic Opportunities
     1999                                          $12.500000               $39.416089               84,730.840
     2000                                           39.416089                36.392717              191,970.513
     2001                                           36.392717                 9.968780              376,313.755
----------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap
     2001                                          $12.500000                10.080533                4,604.269
----------------------------------------------------------------------------------------------------------------------
Global Equity
     1999                                          $12.500000               $24.633827               38,003.587
     2000                                           24.633827                 27.25396               88,244.153
     2001                                           27.253960                11.174588               80,490.457
----------------------------------------------------------------------------------------------------------------------
Strategic Growth
     2001                                          $12.500000                10.891002               66,971.084
----------------------------------------------------------------------------------------------------------------------
Growth
     1999                                          $12.500000               $28.060585               59,898.278
     2000                                           28.060585                20.120816              253,991.556
     2001                                           20.120816                 7.022468              173,640.653
----------------------------------------------------------------------------------------------------------------------
Large Cap Growth
     1999                                          $12.500000               $28.465074               87,649.390
     2000                                           28.465074                24.071737              302,094.407
     2001                                           24.071737                 8.821694              535,491.156
----------------------------------------------------------------------------------------------------------------------
All Cap Value
     2001                                          $12.500000                12.464762               42,968.217
----------------------------------------------------------------------------------------------------------------------
Capital Opportunities
     2001                                          $12.500000                10.574706               54,262.972
----------------------------------------------------------------------------------------------------------------------
Quantitative Equity
     1999                                          $12.500000               $24.202942               22,972.748
     2000                                           24.202942                25.371611              105,670.483
     2001                                           25.371611                 9.154017              178,290.732
----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
     1999                                          $12.500000               $25.568866              226,749.926
     2000                                           25.568866                24.518135              709,637.687
     2001                                           24.518135                 9.689796              717,328.042
----------------------------------------------------------------------------------------------------------------------
Utilities
     2001                                          $12.500000                 9.237560               82,991.866
----------------------------------------------------------------------------------------------------------------------
Real Estate Securities
     1999                                          $12.500000               $11.174188                6,162.684
     2000                                           11.174188                13.852028               24,649.337
     2001                                           13.852028                13.771429               64,488.640
----------------------------------------------------------------------------------------------------------------------
Small Company Value
     1999                                          $12.500000               $11.904646               37,963.395
     2000                                           11.904646                12.436171               81,120.416
     2001                                           12.436171                13.981425               83,012.510
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                  UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
    SUB-ACCOUNT                                  START OF YEAR(B)           END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Mid Cap Value
     2001                                          $12.500000                12.936460              108,620.860
----------------------------------------------------------------------------------------------------------------------
Value
     1999                                          $12.500000               $13.987433               29,886.713
     2000                                           13.987433                17.182340               87,688.534
     2001                                           17.182340                15.804033              159,978.200
----------------------------------------------------------------------------------------------------------------------
Tactical Allocation
     2000                                          $12.500000               $11.989936               59,878.775
     2001                                           11.989936                10.372818               49,776.037
----------------------------------------------------------------------------------------------------------------------
Fundamental Value
       2001                                        $12.500000                11.592814              209,655.988
----------------------------------------------------------------------------------------------------------------------
Growth & Income
     1999                                          $12.500000               $38.655938              306,537.047
     2000                                           38.655938                35.404552              748,594.934
     2001                                           35.404552                10.162651            1,134,259.331
----------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
     1999                                          $12.500000               $12.721279              110,817.291
     2000                                           12.721279                 12.89413              345,813.941
     2001                                            12.89413                11.937561              241,495.430
----------------------------------------------------------------------------------------------------------------------
Equity-Income
     1999                                          $12.500000               $22.487758              119,864.541
     2000                                           22.487758                25.057453              245,151.424
     2001                                           25.057453                14.198434              497,734.809
----------------------------------------------------------------------------------------------------------------------
Income & Value
     1999                                          $12.500000               $22.230152               34,370.923
     2000                                           22.230152                23.004542               62,605.285
     2001                                           23.004542                12.611582              146,529.596
----------------------------------------------------------------------------------------------------------------------
Balanced
     1999                                          $12.500000               $15.962370               36,237.361
     2000                                           15.962370                14.272291               73,985.020
     2001                                           14.272291                 9.928886              100,203.635
----------------------------------------------------------------------------------------------------------------------
High Yield
     1999                                          $12.500000               $14.993652               26,298.259
     2000                                           14.993652                13.459828               77,834.067
     2001                                           13.459828                10.698741              218,397.724
----------------------------------------------------------------------------------------------------------------------
Strategic Bond
     1999                                          $12.500000               $14.602672               37,068.994
     2000                                           14.602672                15.463354               94,268.974
     2001                                           15.463354                13.472399              145,816.506
----------------------------------------------------------------------------------------------------------------------
Global Bond
     1999                                          $12.500000               $19.632749                6,544.205
     2000                                           19.632749                19.685989               21,353.696
     2001                                           19.685989                12.713906               32,769.351
----------------------------------------------------------------------------------------------------------------------
Total Return
     1999                                          $12.500000               $12.255674               78,135.381
     2000                                           12.255674                13.404017              268,255.513
     2001                                           13.404017                14.065149              635,783.793
----------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
     1999                                          $12.500000               $19.039807               19,293.016
     2000                                           19.039807                20.541376               75,587.715
     2001                                           20.541376                13.767444              262,326.290
----------------------------------------------------------------------------------------------------------------------
Diversified Bond
     1999                                          $12.500000               $18.002047               17,159.783
     2000                                           18.002047                19.585192               55,436.613
     2001                                           19.585192                13.879479              222,382.381
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                  UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
    SUB-ACCOUNT                                  START OF YEAR(B)           END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
     1999                                          $12.500000               $18.286918               23,761.010
     2000                                           18.286918                19.993612               93,941.753
     2001                                           19.993612                13.879256              450,037.978
----------------------------------------------------------------------------------------------------------------------
Money Market
     1999                                          $12.500000               $16.291417              247,891.481
     2000                                           16.291417                17.010114              616,943.137
     2001                                           17.010114                12.951278            1,423,654.130
----------------------------------------------------------------------------------------------------------------------
Small Cap Index
     2000                                          $12.500000               $11.596178                9,272.654
     2001                                           11.596178                11.910780               46,125.160
----------------------------------------------------------------------------------------------------------------------
International Index
     2000                                          $12.500000               $11.167069                1,878.299
     2001                                           11.167069                 8.790137                7,290.035
----------------------------------------------------------------------------------------------------------------------
Mid Cap Index
     2000                                          $12.500000               $13.271787                7,386.215
     2001                                           13.271787                12.766859               36,518.887
----------------------------------------------------------------------------------------------------------------------
Total Stock Market Index
     2000                                          $12.500000               $11.142088               14,525.854
     2001                                           11.142088                 9.972325               63,775.667
----------------------------------------------------------------------------------------------------------------------
500 Index
     2000                                          $12.500000               $11.200577               61,502.155
     2001                                           11.200577                 9.916084              237,910.511
----------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
     1999                                          $12.500000               $15.974195               15,601.680
     2000                                           15.974195                14.948006               79,695.405
     2001                                           14.948006                10.070301              115,430.192
----------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
     1999                                          $12.500000               $16.893101              105,797.527
     2000                                           16.893101                16.162371              188,794.915
     2001                                           16.162371                10.804923              441,020.639
----------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
     1999                                          $12.500000               $16.257312               94,609.451
     2000                                           16.257312                16.437657              202,931.214
     2001                                           16.437657                11.559863              624,359.089
----------------------------------------------------------------------------------------------------------------------
 Lifestyle Moderate 460
     1999                                          $12.500000               $16.142259               23,104.290
     2000                                           16.142259                16.596254               55,439.137
     2001                                           16.596254                12.224839              424,701.271
----------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
     1999                                          $12.500000               $15.439823               22,992.739
     2000                                           15.439823                16.397834               42,062.684
     2001                                           16.397834                13.096907              270,098.595
----------------------------------------------------------------------------------------------------------------------

(A)  For the TABLE OF ACCUMULATION UNIT VALUES for Ven 9 contracts see
     Appendix D.

(B) Units under this series of contracts were first credited under the sub-accounts on May 1, 1999 except in the case of:

         The Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trust where units were first credited on May 1, 2000;

         The Capital Appreciation Trust where units were first credited on November 1, 2000; and

         The Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, and Fundamental Value Trusts where units were first credited on April 30, 2001.

     FOR CONTRACT THAT INVEST IN SERIES I SHARES (FORMERLY, CLASS A SHARES)
                                  OF THE TRUST

          (Reflecting the Charge for the Optional Payment Enhancement)

----------------------------------------------------------------------------------------------------------------------
                                                 UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
SUB-ACCOUNT                                      START OF YEAR(A)          END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Internet Technologies
     2000                                          $12.500000               $ 6.965644              127,777.856
     2001                                            6.965644                 3.702481              153,128.379
----------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
     2000                                          $12.500000               $12.359297               49,612.472
     2001                                           12.359297                 7.400679              120,548.054
----------------------------------------------------------------------------------------------------------------------
Telecommunications
     2001                                          $12.500000                 7.855476                7,883.976
----------------------------------------------------------------------------------------------------------------------
Science & Technology
     2000                                          $12.500000               $37.943261              190,914.612
     2001                                           37.943261                14.291433              682,441.698
----------------------------------------------------------------------------------------------------------------------
International Small Cap
     2000                                          $12.500000               $26.974754               32,991.316
     2001                                           26.974754                12.802022              142,851.821
----------------------------------------------------------------------------------------------------------------------
Health Sciences
     2001                                          $12.500000                13.413253               40,822.550
----------------------------------------------------------------------------------------------------------------------
 Aggressive Growth
     2000                                          $12.500000               $16.628126               88,069.743
     2001                                           16.628126                12.326027              515,447.574
----------------------------------------------------------------------------------------------------------------------
 Emerging Small Company
     2000                                          $12.500000               $24.610648               28,217.505
     2001                                           24.610648                17.806889              148,141.116
----------------------------------------------------------------------------------------------------------------------
Small Company Blend
     2000                                          $12.500000               $15.922213               27,581.879
     2001                                           15.922213                12.138851              175,081.404
----------------------------------------------------------------------------------------------------------------------
Dynamic Growth
     2000                                          $12.500000               $ 7.906976              241,010.919
     2001                                            7.906976                 4.658653              274,485.674
----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
     2001                                          $12.500000                10.371739               12,890.340
----------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities
    2001                                           $12.500000                10.490622                5,555.390
----------------------------------------------------------------------------------------------------------------------
Mid Cap Stock
     2000                                          $12.500000               $12.483520               60,538.438
     2001                                           12.483520                10.374890              220,863.064
----------------------------------------------------------------------------------------------------------------------
All Cap Growth
     2000                                          $12.500000               $27.113084              107,417.572
     2001                                           27.113084                17.927398              503,393.812
----------------------------------------------------------------------------------------------------------------------
Financial Services
     2001                                          $12.500000                11.524203               20,462.197
----------------------------------------------------------------------------------------------------------------------
Overseas
     2000                                          $12.500000               $17.044524               50,910.958
     2001                                           17.044524                10.628366              276,662.869
----------------------------------------------------------------------------------------------------------------------
 International Stock
     2000                                          $12.500000               $18.338932               21,852.045
     2001                                           18.338932                11.672280              137,507.592
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                  UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
    SUB-ACCOUNT                                  START OF YEAR(A)           END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
International Value
     2000                                          $12.500000               $12.860110                 29,546.0
     2001                                           12.860110                10.529997              118,612.587
----------------------------------------------------------------------------------------------------------------------
Capital Appreciation
     2000                                          $12.500000               $10.945558                   91.361
     2001                                           10.945558                 8.804929                9,622.285
----------------------------------------------------------------------------------------------------------------------
Strategic Opportunities
     2000                                          $12.500000               $39.416089               84,730.840
     2001                                           39.416089                30.409247              189,666.796
----------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap
     2001                                          $12.500000                10.104317                1,434.817
----------------------------------------------------------------------------------------------------------------------
Global Equity
     2000                                          $12.500000               $24.633827               38,003.587
     2001                                           24.633827                22.548612               84,031.798
----------------------------------------------------------------------------------------------------------------------
Strategic Growth
     2001                                          $12.500000                10.916683                8,166.976
----------------------------------------------------------------------------------------------------------------------
Growth
     2000                                          $12.500000               $28.060585               59,898.278
     2001                                           28.060585                15.600316              299,500.672
----------------------------------------------------------------------------------------------------------------------
Large Cap Growth
     2000                                          $12.500000               $28.465074               87,649.390
     2001                                           28.465074                19.506566              320,842.682
----------------------------------------------------------------------------------------------------------------------
All Cap Value
     2001                                          $ 12.50000               $12.494117             $ 10,755.089
----------------------------------------------------------------------------------------------------------------------
Capital Opportunities
     2001                                          $ 12.50000               $10.599650             $ 26,767.133
----------------------------------------------------------------------------------------------------------------------
Quantitative Equity
     2000                                          $ 12.50000               $   24.202             $ 22,972.748
     2001                                            24.20200                19.274831              169,517.583
----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
     2000                                          $12.500000               $    25.56             $ 226,749.92
     2001                                           25.560000                20.643428              754,939.105
----------------------------------------------------------------------------------------------------------------------
Utilities
     2001                                          $ 12.50000               $ 9.259344             $ 20,684.370
----------------------------------------------------------------------------------------------------------------------
Real Estate Securities
     2000                                          $12.500000               $11.174188             $  6,162.684
     2001                                           11.174188                14.088482               39,194.575
----------------------------------------------------------------------------------------------------------------------
Small Company Value
     2000                                          $12.500000               $11.904646             $ 37,963.395
     2001                                           11.904646                13.063929              134,880.920
----------------------------------------------------------------------------------------------------------------------
Mid Cap Value
     2001                                          $12.500000               $12.966914             $ 46,274.708
----------------------------------------------------------------------------------------------------------------------
Value
     2000                                          $12.500000               $13.987433             $ 29,886.713
     2001                                           13.987433                17.521564              171,629.264
----------------------------------------------------------------------------------------------------------------------
Tactical Allocation
     2000                                          $12.500000               $11.989936             $ 59,878.775
     2001                                           11.989936                10.239810               93,268.336
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                  UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
   SUB-ACCOUNT                                   START OF YEAR(A)           END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Fundamental Value
     2001                                          $ 12.50000               $11.620125             $ 29,957.091
----------------------------------------------------------------------------------------------------------------------
Growth & Income
     2000                                          $12.500000               $38.655938             $306,537.047
     2001                                           38.655938                30.971701              780,041.587
----------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
     2000                                          $12.500000               $12.721279             $110,817.291
     2001                                           12.721279                12.390130              416,598.612
----------------------------------------------------------------------------------------------------------------------
Equity-Income
     2000                                          $12.500000               $22.487758             $119,864.541
     2001                                           22.487758                25.025958              344,261.073
----------------------------------------------------------------------------------------------------------------------
Income & Value
     2000                                          $12.500000               $22.230152             $ 34,370.923
     2001                                           22.230152                22.905535               89,881.946
----------------------------------------------------------------------------------------------------------------------
Balanced
     2000                                          $12.500000               $15.962370             $ 36,237.361
     2001                                           15.962370                12.637994               87,301.176
----------------------------------------------------------------------------------------------------------------------
High Yield
     2000                                          $12.500000               $ 14.99365             $ 26,298.259
     2001                                           14.993650                12.544550              107,849.797
----------------------------------------------------------------------------------------------------------------------
Strategic Bond
     2000                                          $12.500000               $14.602672             $ 37,068.994
     2001                                           14.602672                16.199150              111,312.299
----------------------------------------------------------------------------------------------------------------------
Global Bond
     2000                                          $12.500000               $19.632749             $  6,544.205
     2001                                           19.632749                19.512793               27,424.601
----------------------------------------------------------------------------------------------------------------------
Total Return
     2000                                          $12.500000               $12.255674             $ 78,135.381
     2001                                           12.255674                14.311130              509,254.103
----------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
     2000                                          $12.500000               $19.030000             $ 19,293.000
     2001                                           19.030000                21.739025              148,463.234
----------------------------------------------------------------------------------------------------------------------
Diversified Bond
     2000                                          $12.500000               $18.002047             $ 17,159.783
     2001                                           18.002047                20.680033              108,612.803
----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
     2000                                          $12.500000               $18.286918             $ 23,761.010
     2001                                           18.286918                21.100300              213,476.623
----------------------------------------------------------------------------------------------------------------------
Money Market
     2000                                          $12.500000               $ 16.29141             $247,891.481
     2001                                           16.291410                 17.37303              923,114.410
----------------------------------------------------------------------------------------------------------------------
Small Cap Index
     2000                                          $12.500000               $11.596178             $  9,272.654
     2001                                           11.596178                11.605417               13,892.377
----------------------------------------------------------------------------------------------------------------------
International Index
     2000                                          $12.500000               $11.167069             $  1,878.299
     2001                                           11.167069                 8.543617               10,713.892
----------------------------------------------------------------------------------------------------------------------
Mid Cap Index
     2000                                          $12.500000               $13.271787             $  7,386.215
     2001                                           13.271787                12.858949               29,578.434
----------------------------------------------------------------------------------------------------------------------
Total Stock Market Index
     2000                                          $12.500000               $11.142088             $ 14,525.854
     2001                                           11.142088                 9.732630               24,082.696
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                  UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
    SUB-ACCOUNT                                  START OF YEAR(B)           END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
     2000                                          $12.500000               $15.974195             $ 15,601.680
     2001                                           15.974195                12.723595               83,185.508
----------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
     2000                                          $12.500000               $16.893101             $105,797.527
     2001                                           16.893101                14.495682              311,049.445
----------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
     2000                                          $12.500000               $16.257312             $ 94,609.451
     2001                                           16.257312                15.433664              319,579.146
----------------------------------------------------------------------------------------------------------------------
 Lifestyle Moderate 460
     2000                                          $12.500000               $16.142259             $ 23,104.290
     2001                                           16.142259                16.185243               75,875.920
----------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
     2000                                          $12.500000               $15.439823             $ 22,992.739
     2001                                           15.439823                16.689833               79,992.968
----------------------------------------------------------------------------------------------------------------------

(A) Units under this series of contracts were first credited under the sub-accounts on January 1, 2001.

                                  APPENDIX B-2



                      TABLE OF ACCUMULATION UNIT VALUES(A)



     FOR CONTRACT THAT INVEST IN SERIES II SHARES (FORMERLY, CLASS B SHARES)
                                  OF THE TRUST



        (Not Reflecting the Charge for the Optional Payment Enhancement)



[Only 2002 numbers should be shown]



----------------------------------------------------------------------------------------------------------------------
                                                   UNIT VALUE AT           UNIT VALUE AT           NUMBER OF UNITS
    SUB-ACCOUNT                                   START OF YEAR(B)          END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Internet Technologies
     2000                                          $12.500000               $ 6.965644              127,777.856
     2001                                            6.965644                 3.714267               95,212.564
----------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
     1999                                          $12.500000               $12.359297               49,612.472
     2000                                           12.359297                 9.217819              136,877.009
     2001                                            9.217819                 8.753934                3,469.705
----------------------------------------------------------------------------------------------------------------------
Telecommunications
     2001                                          $12.500000                 7.836946               24,916.745
----------------------------------------------------------------------------------------------------------------------
Science & Technology
     1999                                          $12.500000               $37.943261              190,914.612
     2000                                           37.943261                24.672266              684,285.529
     2001                                           24.672266                 5.112469              703,830.808
----------------------------------------------------------------------------------------------------------------------
International Small Cap
     1999                                          $12.500000               $26.974754               32,991.316
     2000                                           26.974754                 18.84417              163,214.007
     2001                                           18.844170                 6.790288               35,068.244
----------------------------------------------------------------------------------------------------------------------
Health Sciences
     2001                                          $12.500000                13.381761               78,979.368
----------------------------------------------------------------------------------------------------------------------
Aggressive Growth
     1999                                          $12.500000               $16.628126               88,069.743
     2000                                           16.628126                16.889157              470,760.232
     2001                                           16.889157                 8.132426              271,520.815
----------------------------------------------------------------------------------------------------------------------
Emerging Small Company
     1999                                          $12.500000               $24.610648               28,217.505
     2000                                           24.610648                23.225958              140,786.687
     2001                                           23.225958                 8.352524              104,648.168
----------------------------------------------------------------------------------------------------------------------
Small Company Blend
     1999                                          $12.500000               $15.922213               27,581.879
     2000                                           15.922213                12.601917               123,969.78
     2001                                           12.601917                 9.244249               90,007.659
----------------------------------------------------------------------------------------------------------------------
Dynamic Growth
     2000                                          $12.500000               $ 7.906976              241,010.919
     2001                                            7.906976                 5.149629              307,765.260
----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
     2001                                          $12.500000                10.347320                51758.312
----------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities
     2001                                          $12.500000                10.465924               44,679.460
----------------------------------------------------------------------------------------------------------------------
Mid Cap Stock
     1999                                          $12.500000               $12.483520               60,538.438
     2000                                           12.483520                11.821790              168,534.847
     2001                                           11.821790                10.676087              160,450.669
----------------------------------------------------------------------------------------------------------------------
All Cap Growth
     1999                                          $12.500000               $27.113084              107,417.572
     2000                                           27.113084                23.852189              477,236.001
     2001                                           23.852189                 7.751463              483,816.714
----------------------------------------------------------------------------------------------------------------------
Financial Services
     2001                                          $12.500000                11.497105               48,895.547
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                  UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
    SUB-ACCOUNT                                  START OF YEAR(B)           END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Overseas
     1999                                          $12.500000               $17.044524               50,910.958
     2000                                           17.044524                13.661286              247,770.757
     2001                                           13.661286                 8.700270               79,174.266
----------------------------------------------------------------------------------------------------------------------
International Stock
     1999                                          $12.500000               $18.338932               21,852.045
     2000                                           18.338932                15.087850               124,425.66
     2001                                            15.08785                 8.636273               69,101.381
----------------------------------------------------------------------------------------------------------------------
International Value
     1999                                          $12.500000               $12.860110               29,546.092
     2000                                           12.860110                11.862293              106,685.205
     2001                                           11.862293                10.498425               61,426.677
----------------------------------------------------------------------------------------------------------------------
Capital Appreciation
     2000                                          $12.500000               $10.945558                   91.361
     2001                                           10.945558                 8.769024               57,393.221
----------------------------------------------------------------------------------------------------------------------
Strategic Opportunities
     1999                                          $12.500000               $39.416089               84,730.840
     2000                                           39.416089                36.392717              191,970.513
     2001                                           36.392717                 9.968780              376,313.755
----------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap
     2001                                          $12.500000                10.080533                4,604.269
----------------------------------------------------------------------------------------------------------------------
Global Equity
     1999                                          $12.500000               $24.633827               38,003.587
     2000                                           24.633827                 27.25396               88,244.153
     2001                                           27.253960                11.174588               80,490.457
----------------------------------------------------------------------------------------------------------------------
Strategic Growth
     2001                                          $12.500000                10.891002               66,971.084
----------------------------------------------------------------------------------------------------------------------
Growth
     1999                                          $12.500000               $28.060585               59,898.278
     2000                                           28.060585                20.120816              253,991.556
     2001                                           20.120816                 7.022468              173,640.653
----------------------------------------------------------------------------------------------------------------------
Large Cap Growth
     1999                                          $12.500000               $28.465074               87,649.390
     2000                                           28.465074                24.071737              302,094.407
     2001                                           24.071737                 8.821694              535,491.156
----------------------------------------------------------------------------------------------------------------------
All Cap Value
     2001                                          $12.500000                12.464762               42,968.217
----------------------------------------------------------------------------------------------------------------------
Capital Opportunities
     2001                                          $12.500000                10.574706               54,262.972
----------------------------------------------------------------------------------------------------------------------
Quantitative Equity
     1999                                          $12.500000               $24.202942               22,972.748
     2000                                           24.202942                25.371611              105,670.483
     2001                                           25.371611                 9.154017              178,290.732
----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
     1999                                          $12.500000               $25.568866              226,749.926
     2000                                           25.568866                24.518135              709,637.687
     2001                                           24.518135                 9.689796              717,328.042
----------------------------------------------------------------------------------------------------------------------
Utilities
     2001                                          $12.500000                 9.237560               82,991.866
----------------------------------------------------------------------------------------------------------------------
Real Estate Securities
     1999                                          $12.500000               $11.174188                6,162.684
     2000                                           11.174188                13.852028               24,649.337
     2001                                           13.852028                13.771429               64,488.640
----------------------------------------------------------------------------------------------------------------------
Small Company Value
     1999                                          $12.500000               $11.904646               37,963.395
     2000                                           11.904646                12.436171               81,120.416
     2001                                           12.436171                13.981425               83,012.510
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                  UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
  SUB-ACCOUNT                                    START OF YEAR(B)           END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Mid Cap Value
     2001                                          $12.500000                12.936460              108,620.860
----------------------------------------------------------------------------------------------------------------------
Value
     1999                                          $12.500000               $13.987433               29,886.713
     2000                                           13.987433                17.182340               87,688.534
     2001                                           17.182340                15.804033              159,978.200
----------------------------------------------------------------------------------------------------------------------
Tactical Allocation
     2000                                          $12.500000               $11.989936               59,878.775
     2001                                           11.989936                10.372818               49,776.037
----------------------------------------------------------------------------------------------------------------------
Fundamental Value
     2001                                          $12.500000                11.592814              209,655.988
----------------------------------------------------------------------------------------------------------------------
Growth & Income
     1999                                          $12.500000               $38.655938              306,537.047
     2000                                           38.655938                35.404552              748,594.934
     2001                                           35.404552                10.162651            1,134,259.331
----------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
     1999                                          $12.500000               $12.721279              110,817.291
     2000                                           12.721279                 12.89413              345,813.941
     2001                                            12.89413                11.937561              241,495.430
---------------------------------------------------------------------------------------------------------------------
Equity-Income
     1999                                          $12.500000               $22.487758              119,864.541
     2000                                           22.487758                25.057453              245,151.424
     2001                                           25.057453                14.198434              497,734.809
----------------------------------------------------------------------------------------------------------------------
Income & Value
     1999                                          $12.500000               $22.230152               34,370.923
     2000                                           22.230152                23.004542               62,605.285
     2001                                           23.004542                12.611582              146,529.596
---------------------------------------------------------------------------------------------------------------------
Balanced
     1999                                          $12.500000               $15.962370               36,237.361
     2000                                           15.962370                14.272291               73,985.020
     2001                                           14.272291                 9.928886              100,203.635
----------------------------------------------------------------------------------------------------------------------
High Yield
     1999                                          $12.500000               $14.993652               26,298.259
     2000                                           14.993652                13.459828               77,834.067
     2001                                           13.459828                10.698741              218,397.724
----------------------------------------------------------------------------------------------------------------------
Strategic Bond
     1999                                          $12.500000               $14.602672               37,068.994
     2000                                           14.602672                15.463354               94,268.974
     2001                                           15.463354                13.472399              145,816.506
----------------------------------------------------------------------------------------------------------------------
Global Bond
     1999                                          $12.500000               $19.632749                6,544.205
     2000                                           19.632749                19.685989               21,353.696
     2001                                           19.685989                12.713906               32,769.351
----------------------------------------------------------------------------------------------------------------------
Total Return
     1999                                          $12.500000               $12.255674               78,135.381
     2000                                           12.255674                13.404017              268,255.513
     2001                                           13.404017                14.065149              635,783.793
----------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
     1999                                          $12.500000               $19.039807               19,293.016
     2000                                           19.039807                20.541376               75,587.715
     2001                                           20.541376                13.767444              262,326.290
----------------------------------------------------------------------------------------------------------------------
Diversified Bond
     1999                                          $12.500000               $18.002047               17,159.783
     2000                                           18.002047                19.585192               55,436.613
     2001                                           19.585192                13.879479              222,382.381
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                  UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
   SUB-ACCOUNT                                   START OF YEAR(B)           END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
     1999                                          $12.500000               $18.286918               23,761.010
     2000                                           18.286918                19.993612               93,941.753
     2001                                           19.993612                13.879256              450,037.978
----------------------------------------------------------------------------------------------------------------------
Money Market
     1999                                          $12.500000               $16.291417              247,891.481
     2000                                           16.291417                17.010114              616,943.137
     2001                                           17.010114                12.951278            1,423,654.130
----------------------------------------------------------------------------------------------------------------------
Small Cap Index
     2000                                          $12.500000               $11.596178                9,272.654
     2001                                           11.596178                11.910780               46,125.160
----------------------------------------------------------------------------------------------------------------------
International Index
     2000                                          $12.500000               $11.167069                1,878.299
     2001                                           11.167069                 8.790137                7,290.035
----------------------------------------------------------------------------------------------------------------------
Mid Cap Index
     2000                                          $12.500000               $13.271787                7,386.215
     2001                                           13.271787                12.766859               36,518.887
----------------------------------------------------------------------------------------------------------------------
Total Stock Market Index
     2000                                          $12.500000               $11.142088               14,525.854
     2001                                           11.142088                 9.972325               63,775.667
----------------------------------------------------------------------------------------------------------------------
500 Index
     2000                                          $12.500000               $11.200577               61,502.155
     2001                                           11.200577                 9.916084              237,910.511
----------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
     1999                                          $12.500000               $15.974195               15,601.680
     2000                                           15.974195                14.948006               79,695.405
     2001                                           14.948006                10.070301              115,430.192
----------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
     1999                                          $12.500000               $16.893101              105,797.527
     2000                                           16.893101                16.162371              188,794.915
     2001                                           16.162371                10.804923              441,020.639
----------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
     1999                                          $12.500000               $16.257312               94,609.451
     2000                                           16.257312                16.437657              202,931.214
     2001                                           16.437657                11.559863              624,359.089
----------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
     1999                                          $12.500000               $16.142259               23,104.290
     2000                                           16.142259                16.596254               55,439.137
     2001                                           16.596254                12.224839              424,701.271
----------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
     1999                                          $12.500000               $15.439823               22,992.739
     2000                                           15.439823                16.397834               42,062.684
     2001                                           16.397834                13.096907              270,098.595
----------------------------------------------------------------------------------------------------------------------



(B) Units under this series of contracts were first credited under the sub-accounts on May 13, 2002

     FOR CONTRACT THAT INVEST IN SERIES II SHARES (FORMERLY, CLASS B SHARES)
                                  OF THE TRUST



          (Reflecting the Charge for the Optional Payment Enhancement)



----------------------------------------------------------------------------------------------------------------------
                                                  UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
    SUB-ACCOUNT                                  START OF YEAR(A)           END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Internet Technologies
     2000                                          $12.500000               $ 6.965644              127,777.856
     2001                                            6.965644                 3.702481              153,128.379
----------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
     2000                                          $12.500000               $12.359297               49,612.472
     2001                                           12.359297                 7.400679              120,548.054
----------------------------------------------------------------------------------------------------------------------
Telecommunications
     2001                                          $12.500000                 7.855476                7,883.976
----------------------------------------------------------------------------------------------------------------------
Science & Technology
     2000                                          $12.500000               $37.943261              190,914.612
     2001                                           37.943261                14.291433              682,441.698
----------------------------------------------------------------------------------------------------------------------
International Small Cap
     2000                                          $12.500000               $26.974754               32,991.316
     2001                                           26.974754                12.802022              142,851.821
----------------------------------------------------------------------------------------------------------------------
Health Sciences
     2001                                          $12.500000                13.413253               40,822.550
----------------------------------------------------------------------------------------------------------------------
Aggressive Growth
     2000                                          $12.500000               $16.628126               88,069.743
     2001                                           16.628126                12.326027              515,447.574
----------------------------------------------------------------------------------------------------------------------
Emerging Small Company
     2000                                          $12.500000               $24.610648               28,217.505
     2001                                           24.610648                17.806889              148,141.116
----------------------------------------------------------------------------------------------------------------------
Small Company Blend
     2000                                          $12.500000               $15.922213               27,581.879
     2001                                           15.922213                12.138851              175,081.404
----------------------------------------------------------------------------------------------------------------------
Dynamic Growth
     2000                                          $12.500000               $ 7.906976              241,010.919
     2001                                            7.906976                 4.658653              274,485.674
----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
     2001                                          $12.500000                10.371739               12,890.340
----------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities
     2001                                          $12.500000                10.490622                5,555.390
----------------------------------------------------------------------------------------------------------------------
Mid Cap Stock
     2000                                          $12.500000               $12.483520               60,538.438
     2001                                           12.483520                10.374890              220,863.064
----------------------------------------------------------------------------------------------------------------------
All Cap Growth
     2000                                          $12.500000               $27.113084              107,417.572
     2001                                           27.113084                17.927398              503,393.812
----------------------------------------------------------------------------------------------------------------------
Financial Services
     2001                                          $12.500000                11.524203               20,462.197
----------------------------------------------------------------------------------------------------------------------
Overseas
     2000                                          $12.500000               $17.044524               50,910.958
     2001                                           17.044524                10.628366              276,662.869
----------------------------------------------------------------------------------------------------------------------
International Stock
     2000                                          $12.500000               $18.338932               21,852.045
     2001                                           18.338932                11.672280              137,507.592
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                  UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
    SUB-ACCOUNT                                  START OF YEAR(A)           END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
International Value
     2000                                          $12.500000               $12.860110                 29,546.0
     2001                                           12.860110                10.529997              118,612.587
----------------------------------------------------------------------------------------------------------------------
Capital Appreciation
     2000                                          $12.500000               $10.945558                   91.361
     2001                                           10.945558                 8.804929                9,622.285
----------------------------------------------------------------------------------------------------------------------
Strategic Opportunities
     2000                                          $12.500000               $39.416089               84,730.840
     2001                                           39.416089                30.409247              189,666.796
----------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap
     2001                                          $12.500000                10.104317                1,434.817
----------------------------------------------------------------------------------------------------------------------
Global Equity
     2000                                          $12.500000               $24.633827               38,003.587
     2001                                           24.633827                22.548612               84,031.798
----------------------------------------------------------------------------------------------------------------------
Strategic Growth
     2001                                          $12.500000                10.916683                8,166.976
----------------------------------------------------------------------------------------------------------------------
Growth
     2000                                          $12.500000               $28.060585               59,898.278
     2001                                           28.060585                15.600316              299,500.672
----------------------------------------------------------------------------------------------------------------------
Large Cap Growth
     2000                                          $12.500000               $28.465074               87,649.390
     2001                                           28.465074                19.506566              320,842.682
----------------------------------------------------------------------------------------------------------------------
All Cap Value
     2001                                          $ 12.50000               $12.494117              $10,755.089
----------------------------------------------------------------------------------------------------------------------
Capital Opportunities
     2001                                          $ 12.50000               $10.599650              $26,767.133
----------------------------------------------------------------------------------------------------------------------
Quantitative Equity
     2000                                          $ 12.50000                  $24.202              $22,972.748
     2001                                            24.20200                19.274831              169,517.583
----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
     2000                                          $12.500000                   $25.56              $226,749.92
     2001                                           25.560000                20.643428              754,939.105
----------------------------------------------------------------------------------------------------------------------
Utilities
     2001                                          $ 12.50000                $9.259344              $20,684.370
----------------------------------------------------------------------------------------------------------------------
Real Estate Securities
     2000                                          $12.500000               $11.174188               $6,162.684
     2001                                           11.174188                14.088482               39,194.575
----------------------------------------------------------------------------------------------------------------------
Small Company Value
     2000                                          $12.500000               $11.904646              $37,963.395
     2001                                           11.904646                13.063929              134,880.920
----------------------------------------------------------------------------------------------------------------------
Mid Cap Value
     2001                                          $12.500000               $12.966914              $46,274.708
----------------------------------------------------------------------------------------------------------------------
Value
     2000                                          $12.500000               $13.987433              $29,886.713
     2001                                           13.987433                17.521564              171,629.264
----------------------------------------------------------------------------------------------------------------------
Tactical Allocation
     2000                                          $12.500000               $11.989936              $59,878.775
     2001                                           11.989936                10.239810               93,268.336
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                  UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
   SUB-ACCOUNT                                   START OF YEAR(A)           END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Fundamental Value
     2001                                          $ 12.50000               $11.620125             $ 29,957.091
----------------------------------------------------------------------------------------------------------------------
Growth & Income
     2000                                          $12.500000               $38.655938             $306,537.047
     2001                                           38.655938                30.971701              780,041.587
----------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
     2000                                          $12.500000               $12.721279             $110,817.291
     2001                                           12.721279                12.390130              416,598.612
----------------------------------------------------------------------------------------------------------------------
Equity-Income
     2000                                          $12.500000               $22.487758             $119,864.541
     2001                                           22.487758                25.025958              344,261.073
----------------------------------------------------------------------------------------------------------------------
Income & Value
     2000                                          $12.500000               $22.230152             $ 34,370.923
     2001                                           22.230152                22.905535               89,881.946
----------------------------------------------------------------------------------------------------------------------
Balanced
     2000                                          $12.500000               $15.962370             $ 36,237.361
     2001                                           15.962370                12.637994               87,301.176
----------------------------------------------------------------------------------------------------------------------
High Yield
     2000                                          $12.500000                $14.99365             $ 26,298.259
     2001                                           14.993650                12.544550              107,849.797
----------------------------------------------------------------------------------------------------------------------
Strategic Bond
     2000                                          $12.500000               $14.602672             $ 37,068.994
     2001                                           14.602672                16.199150              111,312.299
----------------------------------------------------------------------------------------------------------------------
Global Bond
     2000                                          $12.500000               $19.632749             $  6,544.205
     2001                                           19.632749                19.512793               27,424.601
----------------------------------------------------------------------------------------------------------------------
Total Return
     2000                                          $12.500000               $12.255674             $ 78,135.381
     2001                                           12.255674                14.311130              509,254.103
----------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
     2000                                          $12.500000               $19.030000             $ 19,293.000
     2001                                           19.030000                21.739025              148,463.234
----------------------------------------------------------------------------------------------------------------------
Diversified Bond
     2000                                          $12.500000               $18.002047             $ 17,159.783
     2001                                           18.002047                20.680033              108,612.803
----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
     2000                                          $12.500000               $18.286918             $ 23,761.010
     2001                                           18.286918                21.100300              213,476.623
----------------------------------------------------------------------------------------------------------------------
Money Market
     2000                                          $12.500000                $16.29141             $247,891.481
     2001                                           16.291410                 17.37303              923,114.410
----------------------------------------------------------------------------------------------------------------------
Small Cap Index
     2000                                          $12.500000               $11.596178             $  9,272.654
     2001                                           11.596178                11.605417               13,892.377
----------------------------------------------------------------------------------------------------------------------
International Index
     2000                                          $12.500000               $11.167069             $  1,878.299
     2001                                           11.167069                 8.543617               10,713.892
----------------------------------------------------------------------------------------------------------------------
Mid Cap Index
     2000                                          $12.500000               $13.271787             $  7,386.215
     2001                                           13.271787                12.858949               29,578.434
----------------------------------------------------------------------------------------------------------------------
Total Stock Market Index
     2000                                          $12.500000               $11.142088             $ 14,525.854
     2001                                           11.142088                 9.732630               24,082.696
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                  UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
    SUB-ACCOUNT                                  START OF YEAR(B )          END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
     2000                                          $12.500000               $15.974195             $ 15,601.680
     2001                                           15.974195                12.723595               83,185.508
----------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
     2000                                          $12.500000               $16.893101             $105,797.527
     2001                                           16.893101                14.495682              311,049.445
----------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
     2000                                          $12.500000               $16.257312             $ 94,609.451
     2001                                           16.257312                15.433664              319,579.146
----------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
     2000                                          $12.500000               $16.142259             $ 23,104.290
     2001                                           16.142259                16.185243               75,875.920
----------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
     2000                                          $12.500000               $15.439823             $ 22,992.739
     2001                                           15.439823                16.689833               79,992.968
----------------------------------------------------------------------------------------------------------------------



(A) Units under this series of contracts were first credited under the sub-accounts on May 13, 2002.

                                   APPENDIX C



                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE
           (Assuming the Optional Payment Enhancement is Not Elected)



Example 1 - Assume a single purchase payment of $50,000 is made into the contract, no transfers are made, no additional purchase payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.



                                                                            PURCHASE
                         HYPOTHETICAL     WITHDRAWAL AMOUNT WITHOUT         PAYMENTS        WITHDRAWAL CHARGE
CONTRACT YEAR           CONTRACT VALUE             CHARGES                 LIQUIDATED            PERCENT           AMOUNT
-------------           --------------    -------------------------        ----------       ------------------     ------
     2                      55,000                 5,000(a)                  50,000                6%              3,000
     4                      50,500                 5,000(b)                  45,500                5%              2,275
     6                      60,000                10,000(c)                  50,000                3%              1,500
     8                      70,000                20,000(d)                  50,000                0%                  0



(a) During any contract year the amount that may be withdrawn without withdrawal charges is the greater of accumulated earnings, or 10% of the total purchase payments made under the contract less any prior partial withdrawals in that contract year. In the second contract year the earnings under the contract and 10% of purchase payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn without withdrawal charges, the entire $50,000 purchase payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less withdrawal amount without charges).



(b) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of purchase payments, therefore the amount that may be withdrawn without charges is equal to 10% of purchase payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to purchase payments liquidated (contract value less withdrawal amount without charges).



(c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of purchase payments ($5,000), therefore the amount that may be withdrawn without charges is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the purchase payments liquidated (contract value less withdrawal amount without charges).



(d) There is no withdrawal charge on any purchase payments liquidated that have been in the contract for at least 7 years.



Example 2 - Assume a single purchase payment of $50,000 is made into the contract, no transfers are made, no additional purchase payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000, and $8,000.



                                                                            PURCHASE
 HYPOTHETICAL          PARTIAL WITHDRAWAL       WITHDRAWAL AMOUNT           PAYMENTS               WITHDRAWAL  CHARGE
CONTRACT VALUE              REQUESTED            WITHOUT CHARGES           LIQUIDATED              PERCENT     AMOUNT
--------------         ------------------       -----------------          ----------              ------------------
    65,000                    2,000                 15,000(a)                    0                   5%           0
    49,000                    5,000                  3,000(b)                2,000                   5%         100
    52,000                    7,000                  4,000(c)                3,000                   5%         150
    44,000                    8,000                      0(d)                8,000                   5%         400



(a) The amount that can be withdrawn without withdrawal charges during any contract year is the greater of the contract value less the unliquidated purchase payments (accumulated earnings), or 10% of purchase payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the amount that can be withdrawn without withdrawal charges since it is greater than 10% of purchase payments less prior withdrawals ($5,000-

         0). The amount requested ($2,000) is less than the amount that can be withdrawn without withdrawal charges so no payments are liquidated and no withdrawal charge applies.



(b) The contract has negative accumulated earnings ($49,000-$50,000), so the amount that can be withdrawn without withdrawal charges is limited to 10% of purchase payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current contract year, the remaining amount that can be withdrawn without withdrawal charges withdrawal during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 that can be withdrawn without withdrawal charges, and the remaining $2,000 will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $48,000.



(c) The contract has increased in value to $52,000. The unliquidated purchase payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of purchase payments less prior withdrawals ($5,000-$2,000-$5,000<0). Hence the amount that can be withdrawn without withdrawal charges is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated purchase payments are $45,000.



(d) The amount that can be withdrawn without withdrawal charges is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of purchase payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in purchase payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of purchase payments would be available again for withdrawal requests during that year.

                                   APPENDIX D



                                 PRIOR CONTRACTS



         The Company has a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("prior contract" or "Ven 9 contracts"), which were sold during the period from March, 1992 until May, 1999.



         The principal differences between the contract offered by this Prospectus and the prior contract relate to:



         -        the fixed investment options available under the contracts,



         - a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts,



         -        the charges made by us, and



         -        the death benefit provisions.



Fixed Investment Options



         The investment options under the prior contract differ as follows from the investment options described in this Prospectus. The prior contract allows for investments in one, three and six year fixed account investments options. The contract described in this prospectus allows for investments in one, three, five and seven year fixed account investment options and a six month DCA fixed account investment option and a twelve month DCA fixed account investment option.



Fixed Account Minimum Interest Guarantee



         The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contract is 4%.



Optional Payment Enhancement; GRIP/GRIP II



         Neither the Optional Payment Enhancement nor GRIP/GRIP II is available for prior contracts.



Market Value Charge



         The market value charge under the prior contract differs in the following respects from the market value charge under the contract described in this Prospectus:



         For purposes of calculating the market value adjustment factor the maximum difference between "B" and "A" will be 3%. The adjustment factor will never be greater than 2x(A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.)



         There will be no market value charge on withdrawals from the fixed account investment options in the following situations:



         -        death of the annuitant;



         -        amounts withdrawn to pay fees or charges;



         - amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and



         - amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that contract year.



         Notwithstanding application of the foregoing formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in an owner receiving total withdrawal proceeds of less than the owner's purchase payments.

Withdrawal Charges



         The withdrawal charges under the prior contract differ from the withdrawal charges described in this Prospectus.



Prior Contract Withdrawal Charge



         If a withdrawal is made from the contract before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than six complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available without withdrawal charges described below or purchase payments that have been in the contract more than six complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below:



         1. Each withdrawal from the contract is allocated first to the "amounts available without withdrawal charges" and second to "unliquidated purchase payments". In any contract year, the amounts available without withdrawal charges for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) 10% of total purchase payments less any prior partial withdrawals in that year. Withdrawals allocated to the amounts available without withdrawal charges may be withdrawn without the imposition of a withdrawal charge.



         2. If a withdrawal is made for an amount in excess of the amounts available without withdrawal charges, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amounts available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.



         3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.



NUMBER OF COMPLETE YEARS
 PURCHASE PAYMENT IN                   WITHDRAWAL CHARGE
      CONTRACT                             PERCENTAGE
----------------------------------------------------------------
         0                                     6%
         1                                     6%
         2                                     5%
         3                                     4%
         4                                     3%
         5                                     2%
         6+                                    0%



The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.



         4. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.



         5. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.



Administration Fees



         The prior contract makes no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

Death Benefit Provisions



Prior Contract Death Benefit Provisions



         The provisions governing the death benefit prior to the maturity date under the prior contract are as follows:



         Death of Annuitant who is not the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. Rather than receiving the minimum death benefit, the beneficiary may elect to continue the contract as the new contract owner. (In general, a beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he had received the minimum death benefit.)



         Death of Annuitant who is the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the contract is a non-qualified contract, the contract owner is the annuitant and the contract owner dies before the maturity date survived by a co-annuitant, the Company, instead of paying the minimum death benefit to the beneficiary, will pay to the successor owner an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. If the contract is a non-qualified contract, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies.



         Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner (the person, persons or entity to become the owner if the owner dies prior to the maturity date) will become the owner of the contract. If the contract is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. Distribution of that amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue the contract as the new contract owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. If there is more than one owner, distribution will occur upon the death of any owner. If both owners are individuals, distribution will be made to the remaining owner rather than to the successor owner.



         Entity as Owner. In the case of a non-qualified contract which is not owned by an individual (for example, a non-qualified contract owned by a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant will be treated as the owner of the contract, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal.



         If the contract is a non-qualified contract and there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of any annuitant, a change in any annuitant, or the death of any individual contract owner, whichever occurs earlier.



         If the annuitant dies on or prior to the first month following his or her 85th birthday, the minimum death benefit is as follows: during the first contract year, the minimum death benefit is the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. Except as provided below, during any subsequent contract year, the minimum death benefit will be the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous contract year plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of:
(a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.



         Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.



Other Contract Provisions



Annuity Tables Assumed Interest Rate



         A 4% assumed interest rate is built into the annuity tables in the prior contract used to determine the first variable annuity payment to be made under that contract.



Beneficiary



         Under the prior contract certain provisions relating to beneficiary are as follows:



         The beneficiary is the person, persons or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.



                        TABLE OF ACCUMULATION UNIT VALUES



     (REFLECTS EXPENSES OF SERIES I (FORMERLY, CLASS A SHARES) OF THE TRUST)



                                 VEN 9 CONTRACTS



----------------------------------------------------------------------------------------------------------------------
                                                 UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
SUB-ACCOUNT                                      START OF YEAR(A)          END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Internet Technologies
     2000                                          $12.500000               $ 6.965644              112,137.097
     2001                                            6.965644                 3.702481               91,070.299
----------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
     1997                                          $12.500000                $8.180904               51,443.657
     1998                                            8.180904                 7.695249              137,388.667
     1999                                            7.695249                12.359297              314,806.513
     2000                                           12.359297                 9.217819              236,606.704
     2001                                            9.217819                 7.400679              169,569.614
----------------------------------------------------------------------------------------------------------------------
Telecommunications
     2001                                          $12.500000               $ 7.855476                8,202.185
----------------------------------------------------------------------------------------------------------------------
Science & Technology
     1997                                          $12.500000               $13.647195              413,150.058
     1998                                           13.647195                19.287390              932,323.295
     1999                                           19.287390                37.943261            1,883,524.507
     2000                                           37.943261                24.672266            1,874,341.902
     2001                                           24.672266                14.291433            1,459,621.191
----------------------------------------------------------------------------------------------------------------------
International Small Cap
     1996                                          $12.500000               $13.493094              365,317.719
     1997                                           13.493094                13.410016              510,488.164
     1998                                           13.410016                14.792077              605,535.112
     1999                                           14.792077                26.974754              665,832.925
     2000                                           26.974754                18.844170              582,580.633
     2001                                           18.844170                12.802022              429,139.115
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                 UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
SUB-ACCOUNT                                      START OF YEAR(A)          END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Health Sciences
     2001                                          $12.500000                13.413253               45,400.633
----------------------------------------------------------------------------------------------------------------------
Aggressive Growth
     1997                                          $12.500000               $12.327066              188,114.289
     1998                                           12.327066                12.680777              319,349.201
     1999                                           12.680777                16.628126              302,621.031
     2000                                           16.628126                16.889157              548,723.036
     2001                                           16.889157                12.326027              413,862.261
----------------------------------------------------------------------------------------------------------------------
Emerging Small Company
     1997                                          $12.500000               $14.574077              207,223.803
     1998                                           14.574077                14.381705              346.294.546
     1999                                           14.381705                24.610648              391,437.694
     2000                                           24.610648                23.225958              430,974.485
     2001                                           23.225958                17.806889              359,369.318
----------------------------------------------------------------------------------------------------------------------
Small Company Blend
     1999                                          $12.500000               $15.922213               59,731.393
     2000                                           15.922213                12.601917               86,977.146
     2001                                           12.601917                12.138851              210,001.350
----------------------------------------------------------------------------------------------------------------------
Dynamic Growth
     2000                                          $12.500000               $ 7.906976              183,454.471
     2001                                            7.906976                 4.658653              178,325.130
----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
     2001                                          $12.500000               $10.371739           $   19,154.829
----------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities
     2001                                          $12.500000               $10.490622           $    5,426.944
----------------------------------------------------------------------------------------------------------------------
Mid Cap Stock
     1999                                          $12.500000               $12.483520               38,226.383
     2000                                           12.483520                11.821790               75,070.608
     2001                                           11.821790                10.374890               80,042.720
----------------------------------------------------------------------------------------------------------------------
All Cap Growth
     1996                                          $12.500000               $13.215952              746,253.254
     1997                                           13.215952                15.020670            1,211,554.866
     1998                                           15.020670                19.002856            1,574,134.909
     1999                                           19.002856                27.113084            1,684,077.273
     2000                                           27.113084                22.852189            1,728,272.545
     2001                                           22.852189                17.927398            1,422,150.163
----------------------------------------------------------------------------------------------------------------------
Financial Services
     2001                                          $12.500000               $ 11524203           $   66,420.846
----------------------------------------------------------------------------------------------------------------------
Overseas
     1995                                          $10.000000               $10.554228              419,354.257
     1996                                           10.554228                11.718276            1,080,586.010
     1997                                           11.718276                11.545714            1,405,066.785
     1998                                           11.545714                12.290162            1,517,773.810
     1999                                           12.290162                17.044524            1,468,158.585
     2000                                           17.044524                13.661286            1,468,316.570
     2001                                           13.661286                10.628366            1,172,619.252
----------------------------------------------------------------------------------------------------------------------
 International Stock
     1997                                          $12.500000               $12.652231              131,727.457
     1998                                           12.652231                14.337171              203,765.303
     1999                                           14.337171                18.338932              235,697.859
     2000                                           18.338932                15.087850              294,511.451
     2001                                           15.087850                11.672280              222,008.943
----------------------------------------------------------------------------------------------------------------------
International Value
     1999                                          $12.500000               $12.860110               17,703.921
     2000                                           12.860110                11.862293               26,032.110
     2001                                           11.862293                10.529997               35,446.026
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                 UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
SUB-ACCOUNT                                      START OF YEAR(A)          END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Capital Appreciation
     2000                                          $12.500000               $10.945558                  698.624
     2001                                           10.945558                10.599650               18,072.212
----------------------------------------------------------------------------------------------------------------------
Strategic Opportunities
     1992                                          $12.164069               $13.143309               17,805.389
     1993                                           13.143309                15.075040              532,797.733
     1994                                           15.075040                14.786831            1,212,483.594
     1995                                           14.786831                20.821819            1,680,197.930
     1996                                           20.821819                24.664354            2,439,815.649
     1997                                           24.664354                29.002593            2,655,387.874
     1998                                           29.002593                31.289551            2,769,527.565
     1999                                           31.289551                39.416089            2,642,361.432
     2000                                           39.416089                36.392717            2,277,267.274
     2001                                           36.392717                30.409247            1,796,112.352
----------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap
     2001                                          $12.500000                10.104317                2,273.069
----------------------------------------------------------------------------------------------------------------------
Global Equity
     1992                                          $11.383722               $11.790318               21,242.936
     1993                                           11.790318                15.450341              701,425.817
     1994                                           15.450341                15.500933            1,612,831.628
     1995                                           15.500933                16.459655            1,679,042.917
     1996                                           16.495655                18.276450            1,955,863.791
     1997                                           18.276450                21.770913            2,090,810.929
     1998                                           21.770913                24.098970            2,205,244.249
     1999                                           24.098970                24.633827            2,118,412.809
     2000                                           24.633827                27.253960            1,763,566.925
     2001                                           27.253960                22.548612            1,463,630.817
----------------------------------------------------------------------------------------------------------------------
Strategic Growth
     2001                                          $12.500000                10.916683               13,707.126
----------------------------------------------------------------------------------------------------------------------
Growth
     1996                                          $12.500000               $13.727312              140,312.944
     1997                                           13.727312                16.968111              426,278.047
     1998                                           16.968111                20.739989              694,841.738
     1999                                           20.739989                28.060585            1,007,470.923
     2000                                           28.060585                20.120816            1,019,261.508
     2001                                           20.120816                15.600316              797,876.526
----------------------------------------------------------------------------------------------------------------------
Large Cap Growth
     1992
     1993                                          $11.349900               $11.623893                6,314.930
     1994                                           11.623893                12.642493              220,581.039
     1995                                           12.642493                12.381395              395,570.370
     1996                                           12.381395                14.990551              463,740.240
     1997                                           14.990551                16.701647              600,271.664
     1998                                           16.701647                19.614359              608,297.523
     1999                                           19.614359                23.040505              594,195.179
     2000                                           23.040505                28.465074              671,016.958
     2001                                           28.465074                24.071737              690,340.272
                                                    24.071737                19.506566               589352.365
----------------------------------------------------------------------------------------------------------------------
All Cap Value
     2001                                          $12.500000                 12.49117               14,166.361
----------------------------------------------------------------------------------------------------------------------
Capital Opportunities
     2001                                          $12.500000                10.599650               18,072.212
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                 UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
SUB-ACCOUNT                                      START OF YEAR(A)          END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Quantitative Equity
     1997                                          $12.500000               $16.107191              110,561.698
     1998                                           16.107191                20.068624              242,026.359
     1999                                           20.068624                24.202942              454,400.238
     2000                                           24.202942                25.371611              503,251.402
     2001                                           25.371611                19.274831              399,068.514
----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
     1992                                          $10.000000               $ 9.923524              105,743.980
     1993                                            9.923524                 9.413546              605,012.548
     1994                                            9.413546                 8.837480            1,049,124.977
     1995                                            8.837480                11.026969            1,318,608.463
     1996                                           11.026969                13.688523            1,623,697.582
     1997                                           13.688523                17.134232            2,353,640.317
     1998                                           17.134232                21.710674            3,184,929.266
     1999                                           21.710674                25.568866            3,865,926.158
     2000                                           25.568866                24.518135            3,714,374.264
     2001                                           24.518135                20.643428            3,021,812.215
----------------------------------------------------------------------------------------------------------------------
Utilities
     2001                                          $12.500000                 9.259344               48,346.213
----------------------------------------------------------------------------------------------------------------------
Real Estate Securities
     1997                                          $12.500000               $14.949140              152,109.301
     1998                                           14.949140                12.317190              251,203.724
     1999                                           12.317190                11.174188              222,156.017
     2000                                           11.174188                13.852028              244,902.987
     2001                                           13.852028                14.088482              168,521.040
----------------------------------------------------------------------------------------------------------------------
Small Company Value
     1997                                          $12.500000               $11.898363                        0
     1998                                           11.898363                11.178700              257,438.611
     1999                                           11.178700                11.904646              234,536.726
     2000                                           11.904646                12.436171              217,380.833
     2001                                           12.436171                13.063929              399,900.895
----------------------------------------------------------------------------------------------------------------------
Mid Cap Value
     2001                                          $12.500000                12.966914               57,503.248
----------------------------------------------------------------------------------------------------------------------
Value
     1997                                          $12.500000               $15.057118              262,613.990
     1998                                           15.057118                14.591878              557,129.589
     1999                                           14.591878                13.987433              483,257.114
     2000                                           13.987433                17.182340              421,034.624
     2001                                           17.182340                17.521564              503.606.149
----------------------------------------------------------------------------------------------------------------------
Tactical Allocation
     2000                                          $12.500000               $11.989936               22,537.134
     2001                                           11.989936                10.239810               94,932.652
----------------------------------------------------------------------------------------------------------------------
Fundamental Value
     2001                                          $12.500000                11.620125                51188.650
----------------------------------------------------------------------------------------------------------------------
Growth & Income
     1992                                          $11.490066               $11.927411               33,716.020
     1993                                           11.927411                12.893007              753,734.211
     1994                                           12.893007                13.076664            1,298,075.564
     1995                                           13.076664                16.660889            1,702,726.488
     1996                                           16.660889                20.178770            2,601,497.610
     1997                                           20.178770                26.431239            3,402,510.675
     1998                                           26.431239                32.976967            4,327,967.912
     1999                                           32.976967                38.655938            5,082,495.232
     2000                                           38.655938                35.404552            4,397,852.354
     2001                                           35.404552                30.971701            3,667,472.537
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                 UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
SUB-ACCOUNT                                      START OF YEAR(A)          END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
     1999                                          $12.500000               $12.721279              288,136.975
     2000                                           12.721279                12.894130              154,186.027
     2001                                           12.894130                12.390130              175,114.687
----------------------------------------------------------------------------------------------------------------------
Equity-Income
     1993                                          $10.000000               $11.175534            1,087,538.574
     1994                                           11.175534                11.107620            2,147,059.046
     1995                                           11.107620                13.548849            2,700,623.434
     1996                                           13.548849                16.011513            3,362,755.333
     1997                                           16.011513                20.479412            3,793,616.601
     1998                                           20.479412                22.054902            4,109,128.664
     1999                                           22.054902                22.487758            3,820,578.295
     2000                                           22.487758                25.057453            2,972,349.051
     2001                                           25.057453                25.025958            2,608,254.967
----------------------------------------------------------------------------------------------------------------------
Income & Value
     1992                                          $11.544598               $11.772128               31,652.055
     1993                                           11.772128                12.775798              526,706.519
     1994                                           12.775798                12.396295              994,126.229
     1995                                           12.396295                14.752561            1,070,866.388
     1996                                           14.752561                15.995076            1,346,688.023
     1997                                           15.995076                18.276161            1,321,777.037
     1998                                           18.276161                20.742457            1,300,435.286
     1999                                           20.742457                22.230152            1,258,137.080
     2000                                           22.230152                23.004542            1,009,134.179
     2001                                           23.004542                22.905535              908,691.775
----------------------------------------------------------------------------------------------------------------------
Balanced
     1997                                          $12.500000               $14.609853               58,346.232
     1998                                           14.609853                16.459454              267,044.520
     1999                                           16.459454                15.962370              304,255.397
     2000                                           15.962370                14.272291              261,920.764
     2001                                           14.272291                12.637994              205,952.132
----------------------------------------------------------------------------------------------------------------------
High Yield
     1997                                          $12.500000               $13.890491              281,593.104
     1998                                           13.890491                14.078376              531,010.395
     1999                                           14.078376                14.993652              548,705.526
     2000                                           14.993652                13.459828              450,763.314
     2001                                           13.459828                12.544550              437,320.496
----------------------------------------------------------------------------------------------------------------------
Strategic Bond
     1993                                          $10.000000               $10.750617              414,573.339
     1994                                           10.750617                 9.965972              737,151.981
     1995                                            9.965972                11.716972              878,455.666
     1996                                           11.716972                13.250563            1,663,287.368
     1997                                           13.250563                14.500997            2,261,586.076
     1998                                           14.500997                14.486687            2,481,443.687
     1999                                           14.486687                14.602672            1,888,603.162
     2000                                           14.602672                15.463354            1,459,528.512
     2001                                           15.463354                16.199150            1,209,278.279
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                 UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
SUB-ACCOUNT                                      START OF YEAR(A)          END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Global Bond
     1992                                          $13.381561               $13.415849                7,122.534
     1993                                           13.415849                15.741586              299,274.049
     1994                                           15.741586                14.630721              463,867.775
     1995                                           14.630721                17.772344              417,838.308
     1996                                           17.772344                19.803954              462,253.788
     1997                                           19.803954                20.104158              430,961.451
     1998                                           20.104158                21.333144              411,433.636
     1999                                           21.333144                19.632749              337,556.130
     2000                                           19.632749                19.685989              266,249.824
     2001                                           19.685989                19.512793              198,513.279
----------------------------------------------------------------------------------------------------------------------
Total Return
     1999                                          $12.500000               $12.255674               96,155.847
     2000                                           12.255674                13.404017              154,736.178
     2001                                           13.404017                14.311130              346,487.562
----------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
     1992                                          $13.714506               $13.936240                1,442.768
     1993                                           13.936240                15.118716              209,360.256
     1994                                           15.118716                14.216516              309,793.553
     1995                                           14.216516                16.751499              305,028.908
     1996                                           16.751499                16.943257              386,465.721
     1997                                           16.943257                18.336912              440,005.300
     1998                                           18.336912                19.660365              564,211.651
     1999                                           19.660365                19.039807              617,872.030
     2000                                           19.039807                20.541376              462,663.826
     2001                                           20.541376                21.739025              461,351.025
----------------------------------------------------------------------------------------------------------------------
Diversified Bond
     1992                                          $11.639164               $11.821212                3,884.882
     1993                                           11.821212                12.705196              176,613.459
     1994                                           12.705196                12.298940              267,695.021
     1995                                           12.298940                14.320582              306,895.403
     1996                                           14.320582                15.113142              424,786.597
     1997                                           15.113142                16.607511              406,841.439
     1998                                           16.607511                18.125951              439,784.815
     1999                                           18.125951                18.002047              398,119.028
     2000                                           18.002047                19.585192              315,199.727
     2001                                           19.585192                20.680033              331,626.996
----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
     1992                                          $13.546127               $13.651495               13,906.158
     1993                                           13.651495                14.490734              546,010.063
     1994                                           14.490734                14.111357              652,508.827
     1995                                           14.111357                16.083213              696,869.324
     1996                                           16.083213                16.393307              807,763.458
     1997                                           16.393307                17.535478              824,732.766
     1998                                           17.535478                18.587049              990,184.348
     1999                                           18.587049                18.286918              843,937.470
     2000                                           18.286918                19.993612              686,670.563
     2001                                           19.993612                21.100300              702,791.430
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                 UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
SUB-ACCOUNT                                      START OF YEAR(A)          END OF YEAR              END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Money Market
     1992                                          $13.108097               $13.137257                   11.495
     1993                                           13.137257                13.303085              141,771.056
     1994                                           13.303085                13.623292              464,720.715
     1995                                           13.623292                14.190910              639,836.317
     1996                                           14.190910                14.699636            1,256,691.417
     1997                                           14.699636                15.241915            1,750,416.963
     1998                                           15.241915                15.794513            1,721,493.914
     1999                                           15.794513                16.291417            1,695,531.957
     2000                                           16.291417                17.010114            1,560,601.641
     2001                                           17.010114                17.373703            1,543,723.131
----------------------------------------------------------------------------------------------------------------------
Small Cap Index
     2000                                          $12.500000               $11.596178                4,925.454
     2001                                           11.596178                11.605417               31,021.158
----------------------------------------------------------------------------------------------------------------------
International Index
     2000                                          $12.500000               $11.167069                7,982.780
     2001                                           11.167069                 8.543617               10,523.039
----------------------------------------------------------------------------------------------------------------------
Mid Cap Index
     2000                                          $12.500000               $13.271787                8,983.796
     2001                                           13.271787                12.858949               23,391.425
----------------------------------------------------------------------------------------------------------------------
Total Stock Market Index
     2000                                          $12.500000               $11.142088                9,057.417
     2001                                           11.142088                 9.732630               21,651.585
----------------------------------------------------------------------------------------------------------------------
500 Index
     2000                                          $12.500000               $11.200577               66,523.964
     2001                                           11.200577                 9.677729              294,074.074
----------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
     1997                                          $12.500000               $13.669625              358,660.180
     1998                                           13.669625                14.134419              544,460.936
     1999                                           14.134419                15.974195              302,518.112
     2000                                           15.974195                14.948006              253,883.314
     2001                                           14.948006                12.723595              225,744.461
----------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
     1997                                          $12.500000               $14.033299            1,637,679.093
     1998                                           14.033299                14.696667            2,556,433.101
     1999                                           14.696667                16.893101            1,484,982.525
     2000                                           16.893101                16.162371            1,268,057.882
     2001                                           16.162371                14.495682            1,106,634.365
----------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
     1997                                          $12.500000               $14.066417            1,463,270.527
     1998                                           14.066417                14.664362            2,366,219.819
     1999                                           14.664362                16.257312            1,702,526.278
     2000                                           16.257312                16.437657            1,480,244.787
     2001                                           16.437657                15.433664            1,312,153.078
----------------------------------------------------------------------------------------------------------------------
 Lifestyle Moderate 460
     1997                                          $12.500000               $14.016704              464,645.815
     1998                                           14.016704                15.171965              863,517.086
     1999                                           15.171965                16.142259              740,965.001
     2000                                           16.142259                16.596254              655,339.912
     2001                                           16.596254                16.185243              699,091.374
----------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
     1997                                          $12.500000               $13.825120              131,137.160
     1998                                           13.825120                15.025549              364,590.805
     1999                                           15.025549                15.439823              375,762.981
     2000                                           15.439823                16.397834              303,451.488
     2001                                           16.397834                16.689833              271,169.723
----------------------------------------------------------------------------------------------------------------------

(A) Units under this series of contracts were first credited under the sub-accounts on March 4, 1992, except in the case of the:

         - Blue Chip Growth Trust where units were first credited on December 11, 1992;

         - Strategic Bond and Equity-Income Trusts where units were first credited on February 19, 1993;

         - Overseas Trust where units were first credited on January 9, 1995;

         - All Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996;

         -        Growth Trust where units were first credited on July 15, 1996;

         - Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997;

         - Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997;

         - Small Company Value Trust where units were first credited on October 1, 1997;

         -        Small Company Blend, Mid Cap Stock, International Value, U.S.
                  Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999;

         - Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trust where units were first credited on May 1, 2000.

         - Capital Appreciation Trust where units were first credited on November 1, 2000;

         - Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on April 30, 2001.

                                   APPENDIX E

                              QUALIFIED PLAN TYPES





         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an IRA. IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA. An insurance industry association, to which we belong, has requested IRS guidance on the use of such death benefits on contracts issued as IRAs. There is no assurance that such will be given or that it will be favorable..

         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

         Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         -        made after the owner attains age 59 1/2;

         -        made after the owner's death;

         -        attributable to the owner being disabled; or

         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit". There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.

Corporate and self-employed pension and profit sharing plans also are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a plan, the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -        earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.) Tax-sheltered annuity plans are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with a tax-sheltered annuity plan, the effect of the payment enhancement on the plan's compliance with applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.

                                     PART A
                      Information Contained in a Prospectus
                                   Version II

    HOME OFFICE                     ANNUITY SERVICE OFFICE MAILING ADDRESS
100 Summit Lake Drive                          P.O. Box 55077
    Second Floor                       Boston, Massachusetts 02205-8225
Valhalla, New York 10595                   www.manulifenewyork.com

                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of New York ("WE" or "US" or the "COMPANY"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.


         - Contract values and annuity benefit payments are based upon forty-five investment options. Thirty-nine options are variable and five are fixed account options.


         - Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.

         - Each sub-account's assets are invested in shares of a corresponding Portfolio. We will provide the contract owner ("YOU") with prospectuses for each of these Portfolios with this Prospectus.

         - SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract.

         - Contracts with the optional Payment Credit Rider will have higher expenses than contracts without the optional Payment Credit Rider. The amount of Payment Credit and any earnings thereon may eventually be more than offset by the higher charges assessed against a contract with the Payment Credit Rider.

         -        Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (877) 493-8075.


- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

General Information and History......................................................................      1
Performance Data.....................................................................................      1
State Premium Taxes..................................................................................     20
Services
     Independent Auditors............................................................................     20
     Servicing Agent.................................................................................     21
     Principal Underwriter...........................................................................     21
Appendix A - State Premium Taxes.....................................................................     22
Audited Financial Statements.........................................................................     23


                 The date of this Prospectus is May 1, 2003



NYWEALTHMARK 05/2003

                                TABLE OF CONTENTS


SUMMARY...................................................                     4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS         16
     The Manufacturers Life Insurance Company of New York ..............      16
     The Variable Account ..............................................      16
     The Portfolios.....................................................      17
DESCRIPTION OF THE CONTRACT ............................................      24
   ACCUMULATION PERIOD PROVISIONS ......................................      24
     Purchase Payments .................................................      24
     Accumulation Units ................................................      24
     Value of Accumulation Units .......................................      25
     Net Investment Factor .............................................      25
     Transfers Among Investment Options ................................      25
     Maximum Number of Investment Options...............................      26
     Telephone Transactions.............................................      26
     Special Transfer Services - Dollar Cost Averaging..................      26
     Asset Rebalancing Program..........................................      27
     Withdrawals........................................................      27
     Special Withdrawal Services - The Income Plan .....................      28
     Death Benefit During Accumulation Period...........................      28
   PAY-OUT PERIOD PROVISIONS ...........................................      31
     General ...........................................................      31
     Annuity Options ...................................................      31
     Determination of Amount of the First Variable
     Annuity Payment....................................................      32
     Annuity Units and the Determination of
     Subsequent Variable Annuity Payments ..............................      32
     Transfers During Pay-out Period ...................................      33
     Death Benefit During Pay-out Period................................      33
   OTHER CONTRACT PROVISIONS ...........................................      33
     Right to Review Contract...........................................      33
     Ownership .........................................................      34
     Annuitant .........................................................      34
     Change of Maturity Date............................................      34
     Beneficiary .......................................................      34
     Modification ......................................................      35
     Our Approval ......................................................      35
     Misstatement and Proof of Age, Sex or Survival.....................      35
   FIXED ACCOUNT INVESTMENT OPTIONS.....................................      35
   OPTIONAL BENEFITS....................................................      38
     Payment Credit Rider...............................................      38
     Additional Charges for Payment Credit Rider........................      __
     Guaranteed Retirement Income Benefit...............................      39
CHARGES AND DEDUCTIONS .................................................      41
     Withdrawal Charges ................................................      42
     Administration Fees................................................      43
     Mortality and Expense Risks Charge ................................      43
     Taxes .............................................................      44
     Expenses of Distributing Contracts.................................      44
FEDERAL TAX MATTERS ....................................................      44
   INTRODUCTION ........................................................      44
   OUR TAX STATUS ......................................................      44
   TAXATION OF ANNUITIES IN GENERAL ....................................      45
     Tax Deferral During Accumulation Period ...........................      45
     Taxation of Partial and Full Withdrawals ..........................      46
     Taxation of Annuity Benefit Payments ..............................      47
     Taxation of Death Benefit Proceeds ................................      47
     Penalty Tax on Premature Distributions ............................      48
     Aggregation of Contracts ..........................................      48
   QUALIFIED RETIREMENT PLANS ..........................................      48
     Direct Rollovers ..................................................      50
     Loans..............................................................      50

   FEDERAL INCOME TAX WITHHOLDING.......................................      51
GENERAL MATTERS.........................................................      51
     Performance Data...................................................      51
     Asset Allocation and Timing Services...............................      51
     Distribution of Contracts .........................................      52
     Contract Owner Inquiries...........................................      52
     Confirmation Statements............................................      52
     Legal Proceedings .................................................      52
     Cancellation of Contract...........................................      52
     Voting Interest....................................................      52
APPENDIX A: SPECIAL TERMS...............................................     A-1
APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE................     B-1
APPENDIX C: QUALIFIED PLAN TYPES........................................     C-1
APPENDIX D: UNIT VALUES.................................................     D-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make one or more purchase payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $5,000 for Non-Qualified contracts and $2,000 for Qualified contracts. However, if the optional Payment Credit Rider is elected the minimum initial purchase payment is $10,000. Purchase payments normally may be made at any time and must be in U.S. dollars. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the purchase payment. We may cancel your contract if you have made no purchase payments for three years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract, are less than $2,000.


INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, thirty-nine Variable Account investment options are offered through this prospectus. Each Variable Account investment option is a sub-account of the Variable Account that invests in an underlying Portfolio. A full description of each Portfolio is in the fund prospectuses accompanying this prospectus. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.



         Fixed. There are five fixed account investment options. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period



Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


Allocating assets only to one or a small number of the investment options should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations; please discuss this matter with your financial consultant.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the Variable Account investment options and from the Variable Account investment options to the fixed account investment options without charge. You may also transfer contract values among the fixed account investment options and from the fixed account investment options to the Variable Account investment options, subject to a one-year holding period (with certain exceptions) and a market value charge which may apply to such a transfer. During the pay-out period, you may not transfer your allocations from Variable Account options to fixed account options or from fixed account options to Variable Account options.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any annuitant (a natural person or persons to whom annuity benefit payments are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity benefit payment method selected calls for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

OPTIONAL BENEFITS.


         Payment Credit Rider. New contracts may be issued with a Payment Credit Rider if the contract owner elects this feature. The Payment Credit Rider may only be elected at issue and once elected is irrevocable. The minimum initial purchase payment required to elect the Payment Credit Rider is $10,000. The Payment Credit is equal to 4% of the purchase payment and is allocated among investment options in the same proportions as your purchase payments. An additional fee is imposed for the Payment Credit Rider and contracts with this feature will be subject to a higher withdrawal charge for a longer period of time. GRIB and GRIB II may not be elected if the Payment Credit Rider is elected.


         Guaranteed Retirement Income Benefit


         Contract owners have the option of electing either of two Guaranteed Retirement Income Benefits: the Guaranteed Retirement Income Benefit ("GRIB") or the Guaranteed Retirement Income Benefit II. ("GRIB II").



         GRIB or GRIB II may not be elected if the Optional Payment Credit is elected.



Only one Guaranteed Retirement Income Benefit per contract may be elected upon issuance and once elected is irrevocable. Each guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIB or GRIB II rider. The material differences between the two programs are as follows: (a) for GRIB, the Income Base is based on the maximum anniversary value and for GRIB II, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals, (b) for GRIB, the annual fee is 0.30% of Income Base and for GRIB II, the annual fee is 0.45% of Income Base (these fees are deducted from the contract value on each contract anniversary), and (c) if GRIB II is elected, the fixed accounts are not available as investment options. If either GRIB or GRIB II is exercised and the annuity payments available under the contract are greater than the monthly payments provided by GRIB or GRIB II (as applicable), we will pay the monthly annuity payment available under the contract.


TEN-DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.


CHARGES AND DEDUCTIONS. The following Table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying Portfolios. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Portfolio Annual Expenses" are described in detail in the accompanying Prospectuses of the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES

Deferred sales load (as percentage of purchase payments)

-------------------------------------------------------------------------------------------------------------
 NUMBER OF COMPLETE YEARS              WITHDRAWAL CHARGE PERCENTAGE          WITHDRAWAL CHARGE PERCENTAGE
PURCHASE PAYMENT IN CONTACT             (NO Payment Credit Rider)            (With Payment Credit Rider)
-------------------------------------------------------------------------------------------------------------
                 0                                    6%                                  8%
-------------------------------------------------------------------------------------------------------------
                 1                                    6%                                  8%
-------------------------------------------------------------------------------------------------------------
                 2                                    5%                                  7%
-------------------------------------------------------------------------------------------------------------
                 3                                    5%                                  7%
-------------------------------------------------------------------------------------------------------------
                 4                                    4%                                  5%
-------------------------------------------------------------------------------------------------------------
                 5                                    3%                                  4%
-------------------------------------------------------------------------------------------------------------
                 6                                    2%                                  3%
-------------------------------------------------------------------------------------------------------------
                 7                                    0%                                  1%
-------------------------------------------------------------------------------------------------------------
                 8                                    0%                                  0%
-------------------------------------------------------------------------------------------------------------

TRANSFER FEE..........................................................     None

We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.

Annual Contract Fee...................................................    $30(1)

                        SEPARATE ACCOUNT ANNUAL EXPENSES
                   (as a percentage of average account value)


Mortality and expense risks fees......................................     1.25%
Administration fee - asset based......................................     0.15%
Total Separate Account Annual Expenses................................     1.40%

Fee for Optional Payment Credit Rider.................................     0.35%(2)
Total Separate Account Annual Expenses with Payment Credit Rider......     1.75%

Optional GRIB Fee.....................................................     0.30%(3)



(as a percentage of the GRIB Income Base. A complete definition of GRIB Income Base may be found below under "Guaranteed Retirement Income Benefits.")

Optional GRIB II Fee................................................    0.30%(4)




(as a percentage of the GRIB II Income Base. A complete definition of GRIB II Income Base may be found below under "Guaranteed Retirement Income Benefits.")]


(1) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

(2) This is an additional mortality and expense risks fee which is deducted not only from the variable sub-accounts but also from the fixed sub-accounts.

(3) The annual GRIB Fee is 0.30% multiplied by the Income Base. The GRIB Fee is deducted from the account value. 4 The annual GRIB II Fee is 0.45% multiplied by the Income Base. The GRIB II Fee is deducted from the account value.


(4) The annual GRIB II Fee is 0.45% multiplied by the Income Base. The GRIB II Fee is deducted from the account value.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Trust prospectus.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES            MINIMUM    MAXIMUM
------------------------------------------           -------    -------
(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)                                   ______%    ______%


Example (A)


The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.



The Example of Expenses below is shown with the GRIB II fees reflected.



You would pay the following expenses on a $10,000 investment, assuming 1.40% separate account expenses and a 5% annual return on assets, if you surrendered your contract at the end of the applicable time period:



           FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST



1 YEAR           3 YEARS           5 YEARS          10 YEARS
------           -------           -------          --------
$___             $___              $___             $___



           FOR CONTRACTS THAT INVEST IN SERIES II SHARES OF THE TRUST



1 YEAR            3 YEARS           5 YEARS          10 YEARS
------            -------           -------          --------
$___              $___               $___              $___



If you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming (a) 5% annual return on assets and (b) all Portfolio expense reimbursements remain in effect for the time periods illustrated.



            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST



1 YEAR           3 YEARS           5 YEARS          10 YEARS
------           -------           -------          --------
$___             $___              $___             $___

           For Contracts that invest in Series II Shares of the Trust



1 Year            3 Years           5 Years          10 Years
------            -------           -------          --------
$___              $___              $___             $___



         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.





LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

======================================
We are an indirect subsidiary of MFC.
======================================

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

         We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.

         The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

A++ A.M. Best
Superior companies have a very strong ability to meet their obligations; 1st category of 16

AA+ Fitch
Very strong capacity to meet policyholder and contract obligations; 2nd category of 22

AA+ Standard & Poor's
Very strong financial security characteristics; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT


================================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Portfolio(s) you select.
================================================================================


         We established the Variable Account on March 4, 1992 as a separate account under the laws of New York. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"), as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


         The Variable Account currently has ?????? sub-accounts. We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.


THE PORTFOLIOS

=======================================================================
The Portfolios are mutual funds in which the Variable Account invests.
=======================================================================

         The Separate Account currently invests in the shares of the following open-end management investment companies:

              The Alger American Fund
              Credit Suisse Trust
              Dreyfus Investment Portfolios
              The Dreyfus Socially Responsible Growth Fund, Inc.
              INVESCO Variable Investment Funds, Inc.
              Scudder Variable Series I
              Scudder Variable Series II

         The Portfolios are investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Portfolio shares are sold only to insurance company separate accounts and qualified retirement plans. Portfolio shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Portfolios. Currently, we do not forsee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Portfolios monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Portfolio's response to any of those events or conflicts insufficiently protects Contracts, we will take appropriate action.

         The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment Portfolio, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

         The Portfolios are summarized below:

THE ALGER AMERICAN FUND (CLASS S SHARES)

         Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

         Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation.

CREDIT SUISSE TRUST

         Credit Suisse Trust-Emerging Markets Portfolio seeks long-term growth of capital by investing in equity securities of emerging markets.

         Credit Suisse Trust Global Post-Venture Capital Portfolio seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture-capital stage of development.

DREYFUS INVESTMENT PORTFOLIO (SERVICE CLASS)

         Dreyfus I.P. MidCap Stock Portfolio seeks to provide investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poors's MidCap 400(R) Index.*

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS)

         Dreyfus Socially Responsible Growth Fund Inc. seeks to provide capital growth with current income as a secondary goal by investing in common stocks of companies that, in the opinion of the Portfolio's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

         INVESCO VIF-Utilities Fund Portfolio seeks capital appreciation and income by investing primarily in companies engaged in the utilities sector.

SCUDDER VARIABLE SERIES I (CLASS B SHARES)

         Scudder 21st Century Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies.

         Scudder Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

         Scudder Global Discovery Portfolio seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Growth and Income Portfolio seeks long-term growth of capital, current income and growth of income.

         Scudder Health Sciences Portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health sector.

         Scudder International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

SCUDDER VARIABLE SERIES II (CLASS B SHARES)

         Scudder Aggressive Growth Portfolio seeks capital appreciation through the use of aggressive investment techniques.

         Scudder Blue Chip Portfolio seeks growth of capital and income.

         Scudder Contrarian Value Portfolio seeks to achieve a high rate of total return.

         Scudder Global Blue Chip Portfolio seeks long-term capital growth.

         Scudder Government Securities Portfolio seeks high current income consistent with preservation of capital.

         Scudder Growth Portfolio seeks maximum appreciation of capital.

         Scudder High Income Portfolio (formerly, Scudder High Yield Portfolio) seeks to provided a high level of current income.

         Scudder International Select Equity Portfolio seeks capital appreciation.

         Scudder Investment Grade Bond Portfolio seeks high current income.

         Scudder Money Market Portfolio seeks maximum current income to the extent consistent with stability of principal.

         Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital.

         Scudder Technology Growth Portfolio seeks growth of capital.

         Scudder Total Return Portfolio seeks high total return, a combination of income and capital appreciation.

         SVS Davis Venture Value Portfolio seeks growth of capital.

         SVS Dreman Financial Services Portfolio seeks long-term capital appreciation.

         SVS Dreman High Return Equity Portfolio seeks to achieve a high rate of total return.

         SVS Dreman Small Cap Value Portfolio seeks long-term capital appreciation.

         SVS Eagle Focused Large Cap Growth Portfolio seeks growth through long-term capital appreciation.

         SVS Focus Value+Growth Portfolio seeks growth of capital through a portfolio of growth an value stocks. A secondary objective of the portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

         SVS Index 500 Portfolio seeks returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor's 500 Companies Stock Price Index.*

         SVS INVESCO Dynamic Growth Portfolio seeks long-term capital growth.

         SVS Janus Growth and Income Portfolio seeks long-term capital growth and current income.

         SVS Janus Growth Opportunities Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

         SVS MFS Strategic Value Portfolio seeks capital appreciation.

         SVS Oak Strategic Equity Portfolio seeks long-term capital growth.

         SVS Turner MidCap Growth Portfolio seeks capital appreciation.

         The Portfolios may not achieve their stated objective. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Portfolios' prospectuses accompanying this Prospectus and Statements of Additional Information, available from us upon request.

*"Standard & Poor's (R)," "S&P(R)," "S & P 500(R)," S & P MidCap 400(R),"
"Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. Deutsche Asset Management Americas Inc. has been licensed to use such trademarks, as applicable. The Dreyfus I.P. MidCap Stock Portfolio and the SVS Index 500 Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolios. Additional information may be found in the Portfolios' Statement of Additional Information.

                              ADVISERS AND MANAGERS

         Fred Alger Management, Inc. ("Alger") serves as the investment adviser for the Alger American Balanced Portfolio and the Alger American Leveraged AllCap Portfolio.

         Credit Suisse Asset Management, LLC is the investment adviser for the two available Portfolios of the Credit Suisse Trust.

         The Dreyfus Corporation ("Dreyfus") is the investment adviser for the Dreyfus I.P. MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.

         INVESCO Funds Group, Inc. is the investment adviser for the available Portfolio of the INVESCO Variable Investment, Funds, Inc.

         Deutsche Investment Management Americas Inc. ("DeIM") is the investment manager for the six available Portfolios of Scudder Variable Series I and the twenty-six available Portfolios of Scudder Variable Series II.

                                      * * *

We may receive compensation from the Portfolios or the investment advisers of the Portfolios for services related to the Portfolios. Such compensation will be consistent with the servies rendered or the cost savings resulting from the arrangement.

         A full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investments in the Portfolio, is contained in the Portfolio prospectuses which we provided you along with this Prospectus. The Portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.

         If the shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a the Portfolio and substitute shares of another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the New York Superintendent of Insurance and the SEC (to the extent required by the 1940 Act).


==============================================
You instruct us how to vote Portfolio shares.
==============================================


         Shares of the Portfolios held in the Variable Account will be voted at any shareholder meetings according to voting instructions received from persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Portfolio proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

================================================================================
Initial purchase payments usually must be at least $5,000, subsequent ones at least $30. Total purchase payments of more than $1 million require our approval.
================================================================================

PURCHASE PAYMENTS

         Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $5,000 for Non-Qualified contracts and $2,000 for Qualified contracts. However, if the optional Payment Credit Rider is elected, the minimum initial purchase payment is $10,000. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.


         We may cancel a contract at the end of any three consecutive contract years in which no purchase payments have been made, if both:


         - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such three-year period is less than $2,000.

If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

         Purchase payments are allocated among the investment options in accordance with the percentages you designate. You may change the allocation of subsequent purchase payments at any time by notifying us in writing.


SECURE YOUR FUTURE PROGRAM(SM)



         In addition, you have the option to participate in our Secure Your Future Program(SM). Under the Secure Your Future Program the initial purchase payment is split between the 7-year fixed investment account and variable investment options. The percentage of the initial purchase payment allocated to a 7-year fixed investment account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The percentage depends upon the current investment rate of the fixed investment option. The balance of the initial purchase payment is allocated among the variable investment options as selected in the contract. You may obtain full information concerning the Secure Your Future Program SM and its restrictions from your financial consultants or our Annuity Service Office.


ACCUMULATION UNITS

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Portfolio.
================================================================================

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts which we or an affiliate of ours have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Portfolio shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater than, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         -        Where (a) is:

                           - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

                           - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses and mortality and expense risks. That factor is equal on an annual basis to 1.40% (0.15% for administrative expenses and 1.25% for mortality and expense risks) assuming no optional benefits are elected (or, if the optional Payment Credit Rider has been elected, 1.75% (0.35% for annual optional Payment Credit Rider fee).

TRANSFERS AMONG INVESTMENT OPTIONS

==============================================================
Amounts invested may be transferred among investment options.
==============================================================

         During the accumulation period, you may transfer amounts among the variable account investment options and from such investment options to the fixed account investment options at any time upon written notice to us. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

         Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are without any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse us for the expenses of processing transfers.

         Where permitted by law, we may accept your authorization for a third party to make transfers for you, subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS


         There is no limit on the number of investment options to which you may allocate purchase payments.


TELEPHONE TRANSACTIONS

         Any person who can furnish proper account identification is permitted to request transfers by telephone. The telephone transaction privilege is made available automatically without the contract owner's election. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following: upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

====================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
====================================================================


         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.


         From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned will be recovered from the existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

         The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your financial consultant or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your financial consultant or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         Asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

================================================================================
You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.
================================================================================

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "Code"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans (including unpaid interest) and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, a partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period and ending with the longest guarantee period. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office. However, we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -        trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C - QUALIFIED PLAN TYPES").

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

====================================================
Systematic "Income Plan" withdrawals are available.
====================================================

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be withdrawn without withdrawal and market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your financial consultant or our Annuity Service Office. The IP program is offered without charge.

DEATH BENEFIT DURING ACCUMULATION PERIOD

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix C "Qualified Plan Types").

         AMOUNT OF DEATH BENEFIT. If any contract owner dies and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be determined as follows.

         During the first contract year, the death benefit will be the greater of:

         -        the contract value, or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value, or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any contract owner dies after attaining 81 years of age, the death benefit will be the greater of:

         -        the contract value, or

         - the death benefit on the last day of the contract year ending just prior to the contract owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals since then.

         If any contract owner dies and the oldest owner had an attained age of 81 years or greater on the date as of which the contract was issued, the death benefit will be the greater of:

         -        the contract value, or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.


         For contracts issued on or after January 1, 2003, the amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:



         (i)  is equal to the Death Benefit prior to the withdrawal and



         (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



         For contracts issued prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.


         The determination of the death benefit will be made on the date we receive written notice and proof of death, as well as all required completed claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time.

         PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies during the accumulation period. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant (who is not an owner), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -        The beneficiary will become the contract owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -        No additional purchase payments may be made.

         - If the beneficiary is not the deceased's owner spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

         - If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, we will pay a death benefit upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. (Such purchase payment will not be eligible for the optional Payment Credit.) In addition, the death benefit on the last day of the previous year (or the last day of the contract year ending just prior to the owner's 81st birthday if applicable) will be set at zero as of the date of the first owner's death.

         - If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract was issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age of 81 or greater on the date as of which the contract was issued, withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. Furthermore, the death benefit on the last day of the previous contract year will be set at zero as of the date of the change. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         In designating beneficiaries the contract owner may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

================================================================================
You have a choice of several different ways of receiving annuity benefit payments from us.
================================================================================

GENERAL

         The proceeds of the contract payable on death, withdrawal or the contract maturity date may be applied to the annuity options described below, subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD").

         Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the 90th birthday of the annuitant. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the first day of the month following the 90th birthday of the annuitant. Maturity dates which occur at advanced ages; e.g., past 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS - Taxation of Annuities in General - Delayed Pay-out Periods"). Distributions from qualified contracts may be required before the maturity date (see "FEDERAL TAX MATTERS - Qualified Retirement Plans").

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for 10 years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

         Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

         The following annuity options are guaranteed to be offered in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period. A pro-rata portion of the administration fee will be deducted from each annuity payment.

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

         The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of variable annuity payments will not decrease is 4.46%.

TRANSFERS DURING PAY-OUT PERIOD

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

==================================================
You have a ten-day right to cancel your contract.
==================================================

RIGHT TO REVIEW CONTRACT

         You may cancel the contract by returning it to our Annuity Service Office or to your registered representative at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

         If the contract is purchased in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

         Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

         Contracts with Optional Payment Credit Rider. See "Payment Credit Rider" below for information regarding our recovery of the Payment Credit if you exercise your right to return the contract during the right to review period.

OWNERSHIP

==============================================================
You are entitled to exercise all rights under your contract.
==============================================================

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the contract owner is the annuitant. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract may be treated as a (potentially taxable) distribution from the contract value for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

=========================================================
The "annuitant" is either you or someone you designate.
=========================================================

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The annuitant is entitled to receive all annuity payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as specified in the application, unless changed.

         On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

CHANGE OF MATURITY DATE


         During the accumulation period, you may change the Maturity Date by written request at least one month before both the previously specified Maturity Date and the new Maturity Date. After the election, the new Maturity Date will become the Maturity Date. The maximum Maturity Date will be the date the oldest annuitant attains age 90. Any extension of the Maturity Date will be allowed only with our prior approval.


BENEFICIARY

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

=========================================================
The fixed account investment options are not securities.
=========================================================

         SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933 (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

====================================================================
Fixed account investment options guarantee interest of at least 3% .
====================================================================


         INVESTMENT OPTIONS. Currently, there are five fixed account investment options under the contract: one, three, five and seven year investment accounts and a DCA fixed investment account which may be established under the DCA program to make automatic transfers from the DCA fixed account to one or more variable investment option (see "SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING"). (We may offer additional fixed investment account options for any yearly period from two to ten years) Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.



         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the fixed account investment options at any time prior to the maturity date. We establish a distinct investment account each time you allocate or transfer amounts to a fixed account investment option, except that amounts allocated or transferred to the same fixed account investment option on the same day will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.


         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


         RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one-year guarantee periods.

         If you do not specify a renewal option, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. If a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

         MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below.

         The adjustment factor is determined by the following formula:
0.75x(B-A)xC/12 where:

         A - The guaranteed interest rate on the investment account.

         B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

         C - The number of complete months remaining to the end of the guarantee period.

         For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

         The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

         We do not impose a market value charge on withdrawals from the fixed account investment options in the following situations:

         -        death of the contract owner;

         -        amounts withdrawn to pay fees or charges;

         - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

         -        amounts withdrawn from a one-year fixed investment account;
                  and

         - amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that year.

         Notwithstanding application of the foregoing formula, in no event will the market value charge:

         - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

         - together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

         - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.

The cumulative effect of the market value and withdrawal charges could, however, result in a contract owner receiving total withdrawal proceeds of less than the contract owner's purchase payments.

================================================================================
Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
================================================================================

         TRANSFERS. During the accumulation period, you may transfer amounts among the fixed account investment options and from the fixed account investment options to the variable account investment options; provided that no transfer from a fixed account option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Consequently, except as noted above, amounts in one year investment accounts effectively may not be transferred prior to the end of the guarantee period. Amounts in any other investment accounts may be transferred, after the one year holding period has been satisfied, but the market value charge described above may apply to such a transfer. The market value charge, if applicable, will be deducted from the amount transferred.

         You must specify the fixed account investment option from or to which you desire to make a transfer. Where there are multiple investment accounts within the fixed account investment option, amounts must be withdrawn from the fixed account investment options on a first-in-first-out basis.


         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time prior to the death of the contract owner. Withdrawals from fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 10 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year.

         - If there are multiple investment accounts under a fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         - The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. If a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

         If you request a partial withdrawal from a contract in excess of the amounts in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from the investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX C - QUALIFIED PLAN TYPES").

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" (see "FEDERAL TAX MATTERS - Qualified Retirement Plan -

Loans"). The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" ). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.

OPTIONAL BENEFITS

================================================================================
New contracts may be issued with an Optional Payment Credit Rider if the contract owner elects this feature.
================================================================================

PAYMENT CREDIT RIDER


         Contracts may be issued with a Payment Credit Rider if the contract owner elects this feature. The Payment Credit Rider may only be elected at issue and once elected is irrevocable. GRIB and GRIB II may not be elected if the Payment Credit Rider is elected. The minimum initial purchase payment required to elect the Payment Credit Rider is $10,000. An additional fee is imposed for the Payment Credit Rider and contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.


         If you elect the Payment Credit Rider, we will add a Payment Credit to your contract when you make a purchase payment. The Payment Credit is equal to 4% of the purchase payment and is allocated among investment options in the same proportion as your purchase payment. The Payment Credit is funded from our general account.

         Purchase Payments Which Are Not Eligible for a Payment Credit. If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner and a death benefit is paid upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. Such purchase payment will not be eligible for a Payment Credit.

         Right to Review Contract. If you exercise your right to return your contract during the "ten day right to review period," we will reduce the amount returned to you by the amount of any Payment Credit applied to your initial purchase payment. Therefore, you bear the risk that if the market value of the Payment Credit has declined, we will still recover the full amount of the Payment Credit. However, earnings attributable to the Payment Credit will not be deducted from the amount paid to you. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater then the amount otherwise payable.

         Tax Considerations. Payment Credits are not considered to be "investment in the contract" for income tax purposes (see "FEDERAL TAX MATTERS").

         Matters to Consider Prior to Electing the Payment Credit Rider. There may be circumstances where you may be worse off for having purchased a contract with a Payment Credit Rider as opposed to a contract without a Payment Credit Rider. For example, the higher charges assessed for a contract with a Payment Credit Rider may over time exceed the amount of the Payment Credit and any earnings thereon. We issue one other variable annuity which has no Payment Credit Rider. In addition, the contract described in this prospectus may be purchased without a Payment Credit Rider. Contracts with no Payment Credit Rider have withdrawal charges and asset based charges that may for certain contracts be lower than the charges for this contract. You and your financial consultant should decide if you may be better off with one of our other variable annuities. In making this determination, you and your financial consultant should consider the following factors:

-        The length of time that you plan to own your contract

-        The frequency, amount and timing of any partial earnings

-        The amount of your purchase payments

Choosing the Payment Credit Rider is generally advantageous except in the following situation: if you intend to make a single purchase payment to your contract or a high initial purchase payment relative to renewal purchase payments and you intend to hold your contract for more than 11 years.

         We expect to make a profit from the contracts. The charges used to recoup the expense of paying the Payment Credit include the withdrawal charge and the asset based charges. (see "CHARGES AND DEDUCTIONS")

         If you are considering purchasing a contract in connection with certain qualified plans, then special considerations regarding the Payment Credit Rider may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a qualified plan, you should consider the effect of the Payment Credit Rider on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice. (See Appendix C - "QUALIFIED PLAN TYPES").

ADDITIONAL CHARGES FOR THE PAYMENT CREDIT RIDER


         If the Payment Credit Rider is elected, the separate account annual expenses are increased by 0.35% to 1.75%. The guaranteed interest rate on fixed accounts is reduced by 0.35%. In addition, each purchase payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment Credit Rider is elected is 8% (as opposed to 6% with no Payment Credit Rider) and the withdrawal charge period is 7 years if the Payment Credit Rider is elected (as opposed to 6 years with no Payment Credit Rider). See "SUMMARY - CHARAGES AND DEDUCTIONS."



GUARANTEED RETIREMENT INCOME BENEFIT



         Two Guaranteed Retirement Income Benefits are offered under the contract, GRIB and GRIB II. Only one Guaranteed Retirement Income Benefit per contract may be elected upon issuance and once elected is irrevocable. Each guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIB or GRIB II rider. The material differences between the two programs are as follows: (a) for GRIB, the Income Base is based on the maximum contract anniversary value and for GRIB II, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals, (b) for GRIB, the annual fee is 0.30% of Income Base and for GRIB II, the annual fee is 0.45% of Income Base, and (c) if GRIB II is elected, the fixed accounts are not available as investment options.



         GRIB



         Contracts may be issued with GRIB if the contract owner elects GRIB and if the oldest annuitant is age 79 or younger at the time GRIB is elected. GRIB may not be elected if the Payment Credit Rider is elected. Election of GRIB is irrevocable.

         GRIB guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity tables set forth in the GRIB rider. As described below, the Income Base is calculated as the greatest anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by GRIB. If GRIB is exercised and the monthly annuity payment available under the contract is greater than the monthly annuity payment provided by GRIB, we will pay the monthly annuity payment available under the contract. For GRIB, we impose an annual GRIB fee of 0.30% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

         THE ADDITION OF GRIB TO A CONTRACT MAY NOT ALWAYS BE IN THE INTEREST OF A CONTRACT OWNER SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.


         GRIB INCOME BASE


         The Income Base upon which the amount of GRIB annuity payments is based is equal to the greatest anniversary value after the effective date of the GRIB rider and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:


- An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.


- The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIB.

- We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING GRIB PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIB SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIB BENEFIT.

EXERCISE OF GRIB

Conditions of Exercise. GRIB may be exercised subject to the following conditions:

         1. GRIB may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or any subsequent contract anniversary; and

         2. GRIB must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

         The use of GRIB is limited in connection with qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIB is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the GRIB benefit under the rider.


         Hence, you should consider that since (a) GRIB may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIB is irrevocable, there can be circumstances under a qualified plan in which you will be charged an annual rider GRIB fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIB because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIB after your required minimum distribution beginning date under a qualified plan, you should consider whether GRIB is appropriate for your circumstances. Please consult your advisor.


         In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant(s), or the joint life expectancy of the joint annuitants(s), depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIB, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.





         Illustrated below are the income amounts provided by GRIB, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the Single Premium Immediate Annuity ("SPIA") statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIB Income Base at guaranteed annuity purchase rates (as stated in the GRIB rider). The Income Base is determined by the annual step-up, assumed to be as listed below.



Example 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain



---------------------------------------------------------------------------------------------------------------
   Contract
 Anniversary at                                                 ANNUAL INCOME               Annual Income
exercise of GRIB      Account Value    Income Base       Current        Guaranteed             Povided
--------------------------------------------------------------------------------------------------------------
      10                $ 90,000        $160,000         $ 8,651           $10,733            $10,733
--------------------------------------------------------------------------------------------------------------
      15                $105,000        $160,000         $11,088           $12,288            $12,288
--------------------------------------------------------------------------------------------------------------
      20                $120,000        $160,000         $13,824           $13,958            $13,958
--------------------------------------------------------------------------------------------------------------



Example 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period - Certain -

---------------------------------------------------------------------------------------------------------------
   Contract
 Anniversary at                                                 ANNUAL INCOME               Annual Income
exercise of GRIB      Account Value    Income Base       Current        Guaranteed             Povided
--------------------------------------------------------------------------------------------------------------
      10                $ 90,000        $160,000         $ 7,063            $8,294            $ 8,294
---------------------------------------------------------------------------------------------------------------
      15                $105,000        $160,000         $ 8,681            $9,062            $ 9,062
---------------------------------------------------------------------------------------------------------------
      20                $120,000        $160,000         $10,253            $9,658            $10,253
---------------------------------------------------------------------------------------------------------------



GRIB FEE



         The risk assumed by us associated with GRIB is that annuity benefits payable under GRIB are greater than annuity benefits that would have been payable if the contract owner had selected another annuity benefit permitted by the contract and described under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIB fee (the "GRIB Fee"). On or before the maturity date, the GRIB Fee is deducted on each contract anniversary. The amount of the GRIB Fee is equal to 0.30% multiplied by the Income Base in effect on that contract anniversary. The GRIB Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.



         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIB Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIB Fee will be multiplied by the Income Base immediately prior to withd rawal. The GRIB Fee will not be deducted during the annuity period. For purposes of determining the GRIB Fee, the commencement of annuity payments will be treated as a full withdrawal.



TERMINATION OF GRIB



         GRIB will terminate upon the earliest to occur of:



     (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;



     (b)      the termination of the contract for any reason; or



     (c)      the exercise of GRIB.



GRIB II



         Contracts may be issued with an optional rider, GRIB II if you elect GRIB II. If GRIB II is elected the fixed accounts are not available as investment options. Election of GRIB II may only be made at issue, is irrevocable, and GRIB II may only be terminated as described below. GRIB II may not be elected if the Payment Credit Rider is elected.



         GRIB II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIB II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIB II. If GRIB II is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIB II, we will pay the monthly annuity payments available under the contract. For GRIB II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.



         GRIB II INCOME BASE



         The Income Base upon which the amount of GRIB II annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

         Growth Factor Income Base. The Growth Factor income base is equal to
(a) less (b), where:



         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and



         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.



         The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.



         Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIB II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.



IN DETERMINING THE INCOME BASE:



- An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



- The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIB II.

- We reserve the right to reduce the Income Base by any premium taxes that may apply.



The Income Base is used solely for purposes of calculating the GRIB II monthly annuity payments and does not provide a contract value or guarantee performance of any investment option.



         EXERCISE OF GRIB II



         Conditions of Exercise. GRIB II may be exercised subject to the following conditions:



         1. GRIB II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and



         2. GRIB II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.



                  Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:



       Option 1: Life Annuity with a 10-Year Period Certain - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.



       Option 2: Joint and Survivor Life Annuity with a 20-Year Period Certain - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.



       The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of

2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.



       The use of GRIB II is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIB II is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIB II.



       Hence, you should consider that since (a) GRIB II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIB II is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIB II fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIB II because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIB II after your required beginning date under a qualified plan, you should consider whether GRIB II is appropriate for your circumstances. Please consult your advisor.



       In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIB II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.



       When you exercise GRIB II, actual income will be based on the greater of
(i) your GRIB II Income Base at guaranteed annuity purchase rates (as stated in the GRIB II rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)



       Illustrated below are the income amounts provided by GRIB II, assuming a $100,000 initial purchase payment into a non-qualified contract, with no subsequent payments or withdrawals. "Current" is based on Contract Value at current annuity purchase rates. Contract Value is assumed to be as listed below. Current annuitization rates applied to Contract Value assume an interest rate of 6.70%, which is the average of the Single Premium Immediate Annuity ("SPIA") statutory maximum valuation rates for the period 1993-2002, as required by Illinois guidelines. "Guaranteed" is based on GRIB II Income Base at guaranteed annuity purchase rates (as stated in the GRIB II rider). A 6% growth factor is assumed in calculating the Growth Factor Income Base. The Step Up Income Base is assumed to be less than the Growth Factor Income Base.



Example 1 - male annuitant age 60 at issue - Option 1: Life Annuity with a 10-Year Period Certain



---------------------------------------------------------------------------------------------------------------
   Contract
 Anniversary at                                                 ANNUAL INCOME               Annual Income
exercise of GRIB II   Account Value    Income Base       Current        Guaranteed             Povided
---------------------------------------------------------------------------------------------------------------
      10                $ 90,000        $179,085             $ 8,651           $12,013         $12,013
---------------------------------------------------------------------------------------------------------------
      15                $105,000        $239,656             $11,088           $18,406         $18,406
---------------------------------------------------------------------------------------------------------------
      20                $120,000        $320,714             $13,824           $27,979         $27,979
---------------------------------------------------------------------------------------------------------------



Example 2 - male and female co-annuitants, both age 60 at issue - Option 2:
Joint and Survivor Life Annuity with a 20-Year Period Certain

---------------------------------------------------------------------------------------------------------------
   Contract
 Anniversary at                                                 ANNUAL INCOME               Annual Income
exercise of GRIB II   Account Value    Income Base       Current        Guaranteed             Povided
---------------------------------------------------------------------------------------------------------------
          10                $ 90,000        $179,085         $ 7,063           $ 9,284            $ 9,284
---------------------------------------------------------------------------------------------------------------
          15                $105,000        $239,656         $ 8,681           $13,574            $13,574
---------------------------------------------------------------------------------------------------------------
          20                $120,000        $320,714         $10,253           $19,358            $19,358
---------------------------------------------------------------------------------------------------------------



         TERMINATION OF GRIB II



         GRIB II WILL TERMINATE UPON THE EARLIEST TO OCCUR OF:



         (a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;



         (b)      the termination of the contract for any reason; or



         (c)      the exercise of GRIB II.



         The election of GRIB II on a contract may not always be in your interest since an additional fee is imposed for this benefit.



         GRIB II Fee. The risk assumed by us associated with GRIB II is that annuity benefits payable under GRIB II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIB II fee (the "GRIB II Fee"). On or before the maturity date, the GRIB II Fee is deducted on each contract anniversary. The amount of the GRIB II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIB II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.



         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIB II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIB II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIB II Fee will not be deducted during the annuity period. For purposes of determining the GRIB II Fee, the commencement of annuity payments will be treated as a full withdrawal.


                                       ***


         GRIB II does not provide contract value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of contract value at current annuity factors. Therefore, GRIB II should be regarded as a safety net. As described above under "Income Base," withdrawals will reduce the GRIB II benefit.


                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against contract values or annuity payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the accompanying Prospectus of the Portfolios.

WITHDRAWAL CHARGES

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years (eight complete years if the Payment Credit Rider was selected). There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available for withdrawal described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% (8% if the optional Payment Credit Rider is elected) of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

         Each withdrawal from the contract is allocated first to the amount available without withdrawal charges and second to "unliquidated purchase payments." In any contract year, the amount available without withdrawal charges for that year is the greater of:

         - 10% of total purchase payments (less all prior withdrawals in that contract year), and

         - the accumulated earnings on the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

         The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

         Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against purchase payments liquidated that have been in the contract for less than seven years (eight years if the Payment Credit Rider was selected). Purchase payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

-------------------------------------------------------------------------------------------------------------
 NUMBER OF COMPLETE YEARS PURCHASE     WITHDRAWAL CHARGE PERCENTAGE          WITHDRAWAL CHARGE PERCENTAGE
         PAYMENT IN CONTACT              (NO PAYMENT CREDIT RIDER)           (WITH PAYMENT CREDIT RIDER)
-------------------------------------------------------------------------------------------------------------
                 0                                    6%                                  8%
-------------------------------------------------------------------------------------------------------------
                 1                                    6%                                  8%
-------------------------------------------------------------------------------------------------------------
                 2                                    5%                                  7%
-------------------------------------------------------------------------------------------------------------
                 3                                    5%                                  7%
-------------------------------------------------------------------------------------------------------------
                 4                                    4%                                  5%
-------------------------------------------------------------------------------------------------------------
                 5                                    3%                                  4%
-------------------------------------------------------------------------------------------------------------
                 6                                    2%                                  3%
-------------------------------------------------------------------------------------------------------------
                 7                                    0%                                  1%
-------------------------------------------------------------------------------------------------------------
                 8                                    0%                                  0%
-------------------------------------------------------------------------------------------------------------

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant (see "DEATH BENEFIT DURING ACCUMULATION PERIOD - Amount of Death Benefit"), and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other expenses related to sales activity.

         For examples of calculation of the withdrawal charge, see Appendix B. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above (see "FIXED ACCOUNT INVESTMENT OPTIONS").

ADMINISTRATION FEES

         Except as noted below, we will deduct each year an administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and our operations and those of the Variable Account in connection with the contracts. However, if during the accumulation period the contract value is equal to or greater than $100,000 at the time of the fee's assessment, we will waive the fee. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the annuity period, the fee is deducted on a pro-rata basis from each annuity payment. However, the $30 administration fee will not reduce the amount paid below the amount that is guaranteed in the contract.

         We also deduct a daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis from each sub-account as an administrative fee. This asset based administrative fee will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger contracts will in effect pay a higher proportion of this portion of the administrative expense than smaller contracts.

         We do not expect to recover from such fees any amount in excess of our accumulated administrative expenses. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees. There is no necessary relationship between the amount of the administrative charge imposed on a given contract and the amount of the expense that may be attributed to that contract.

MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit (see "DEATH BENEFIT DURING ACCUMULATION PERIOD"). The expense risk we assume is the risk that the administration charges or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% (1.60% if the optional Payment Credit Rider is elected) of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

TAXES

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,

         -        receipt of purchase payments,

         -        issuance of the contacts, or

         - commencement or continuance of annuity payments under the contracts.

The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners. For a discussion of premium taxes which may be applicable to non-New York residents, see "STATE PREMIUM TAXES" in the Statement of Additional Information. Premium taxes which may be applicable to non-New York residents range between 0% to 3.50%. In addition, we will withhold taxes to the extent required by applicable law.

EXPENSES OF DISTRIBUTING CONTRACTS

         Manulife Financial Securities LLC ("Manulife Financial Securities"), the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 7% of purchase payments or 6% of purchase payments plus 0.75% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by Manulife Financial Securities. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT - FEDERAL, STATE, OR LOCAL - OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.
================================================================================

TAX DEFERRAL DURING ACCUMULATION PERIOD

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, in the form of either annuity payments or some other distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -        qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with IRS Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Portfolios, we expect that the Portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income. In this regard, the Payment Credits provided under the contract are not treated as purchase payments and thus do not increase the investment in the contract.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual owner transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

=========================================================================
A portion of each annuity payment is usually taxable as ordinary income.
=========================================================================

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "exclusion amount." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature); and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or

         - if distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

         During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

         - Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty tax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

         There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract. Exceptions to this penalty tax include distributions:

         - received on or after the date on which the contract owner reaches age 59 1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above. Consult your tax advisor for additional information.

QUALIFIED RETIREMENT PLANS

================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.
================================================================================





         The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix C to this Prospectus. Appendix C also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. In particular, as noted in Appendix C, the purchaser should consider the effects of the death benefit and Payment Credit Rider on the income tax treatment of certain types of qualified plans, including IRAs. Persons intending to use the contract in connection with a qualified plan should consult a tax advisor.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

         If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


         In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may effect your ability to use GRIB or GRIB II in connection with certain qualified plans, including IRAs. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than ROTH
IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.


         There is also a 10% penalty tax on the taxable amount of any distribution from certain qualified contracts. There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," exceptions provide that the penalty tax does not apply to a distribution:

         -        received on or after the contract owner reaches age 59 1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "eligible rollover distribution" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) certain hardship withdrawals.

         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

==============================================
Some qualified contracts have a loan feature.
==============================================

         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

         Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

================================================================================
We may be required to withhold amounts from some distributions for Federal income taxes.
================================================================================

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

==============================================
We may advertise our investment performance.
==============================================

PERFORMANCE DATA


         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.


         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial purchase payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of this contract, standardized performance data will be the historical performance of the Portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Portfolio from the inception date of the Portfolio adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE FROM AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

DISTRIBUTION OF CONTRACTS

=============================================
We pay broker-dealers to sell the contracts.
=============================================

         Manulife Financial Securities is a Delaware limited liability company that is controlled by Manulife USA. Manulife Financial Securities is the principal underwriter and exclusive distributor of the contracts. Manulife Financial Securities is a broker-dealer registered under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as our insurance agent. Manulife Financial Securities is located at 73 Tremont Street, Boston, Massachusetts 02108.

         We have entered into an Underwriting and Distribution Agreement with Manulife Financial Securities where we appointed Manulife Financial Securities the principal underwriter and exclusive representative for the distribution of all insurance products and authorized Manulife Financial Securities to enter into agreements with selling broker-dealers and general agents for the distribution of the products. Sales of the contracts will be made by registered representatives of broker-dealers authorized by us and Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at The Manufacturers Life Insurance Company of New York, Annuity Service Office, P.O. Box 55077, Boston, MA 02205-8225.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any three consecutive contract years in which no purchase payments by or on behalf of you have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such three year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force.

VOTING INTEREST


         As stated above under "The Portfolios", we will vote shares of the Portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.


         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                                   APPENDIX A

                                  SPECIAL TERMS

         The following terms as used in this Prospectus have the indicated meanings:

         ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.

         ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         ANNUITANT - Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named is referred to as "co-annuitant." The "annuitant" and "co-annuitant" are referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed.

         ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         ANNUITY OPTION - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by us.

         ANNUITY SERVICE OFFICE - The mailing address of our service office is P.O. Box 55077, Boston, Massachusetts 02205-8225

         ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

         BUSINESS DAY - Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio may be determined.

         THE CODE - The Internal Revenue Code of 1986, as amended.

         CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         CONTRACT VALUE - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

         CONTRACT YEAR - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

         DEBT - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

         DUE PROOF OF DEATH - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

         (a) A certified copy of a death certificate;

         (b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         (c) Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at our Annuity Service Office.

         FIXED ANNUITY - An annuity option with payments the amount of which we guarantee.

         GENERAL ACCOUNT - All of our assets other than assets in separate accounts such as the Variable Account.

         INVESTMENT ACCOUNT - An account we establish for you which represents your interest in an investment option during the accumulation period.

         INVESTMENT ACCOUNT VALUE - The value of a contract owner's investment in an investment account.

         INVESTMENT OPTIONS - The investment choices available to contract owners.

         LOAN ACCOUNT - The portion of our general account that is used for collateral for a loan.

         MARKET VALUE CHARGE - A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

         MATURITY DATE - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page, unless changed.

         NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

         OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed.

         PAY-OUT PERIOD - The period when we make annuity benefit payments to you.

         PORTFOLIO - Mutual funds in which the Variable Account invests, or of any successor mutual fund.

         PURCHASE PAYMENT - An amount paid by a contract owner to us as consideration for the benefits provided by the contract.

         QUALIFIED CONTRACTS - Contracts issued under qualified plans.

         QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 or 408A of the Code.

         SEPARATE ACCOUNT - A segregated account of ours that is not commingled with our general assets and obligations.


         SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.


         UNPAID LOANS - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

         VALUATION PERIOD - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

         VARIABLE ACCOUNT -Is a separate account of ours.

         VARIABLE ANNUITY - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B

                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE
           (ASSUMING THE OPTIONAL PAYMENT CREDIT RIDER IS NOT ELECTED)

Example 1 - Assume a single purchase payment of $50,000 is made into the contract, no transfers are made, no additional purchase payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                                                                    PURCHASE               WITHDRAWAL CHARGE
                         HYPOTHETICAL        WITHDRAWAL AMOUNT      PAYMENTS               -----------------
CONTRACT YEAR           CONTRACT VALUE        WITHOUT CHARGES       LIQUIDATED           PERCENT          AMOUNT
-------------           --------------             -------          ----------           -------          ------
2                           55,000                  5,000(a)          50,000                6%              3,000
4                           50,500                  5,000(b)          45,500                5%              2,275
6                           60,000                 10,000(c)          50,000                3%              1,500
8                           70,000                 20,000(d)          50,000                0%                  0

(a) During any contract year the amount that may be withdrawn without withdrawal charges is the greater of accumulated earnings, or 10% of the total purchase payments made under the contract less any prior partial withdrawals in that contract year. In the second contract year the earnings under the contract and 10% of purchase payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn without withdrawal charges, the entire $50,000 purchase payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less withdrawal amount without charges).

(b) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of purchase payments, therefore the amount that may be withdrawn without charges is equal to 10% of purchase payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to purchase payments liquidated (contract value less withdrawal amount without charges).

(c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of purchase payments ($5,000), therefore the amount that may be withdrawn without charges is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the purchase payments liquidated (contract value less withdrawal amount without charges).

(d) There is no withdrawal charge on any purchase payments liquidated that have been in the contract for at least 7 years.

Example 2 - Assume a single purchase payment of $50,000 is made into the contract, no transfers are made, no additional purchase payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000, and $8,000.

                                                                    PURCHASE               WITHDRAWAL CHARGE
HYPOTHETICAL          PARTIAL WITHDRAWAL    WITHDRAWAL AMOUNT       PAYMENTS               -----------------
CONTRACT VALUE          CONTRACT VALUE       WITHOUT CHARGES       LIQUIDATED           PERCENT          AMOUNT
-------------           --------------       -----------------     ----------           -------          ------
   65,000                   2,000                 15,000(a)                0                5%                0
   49,000                   5,000                  3,000(b)            2,000                5%              100
   52,000                   7,000                  4,000(c)            3,000                5%              150
   44,000                   8,000                      0(d)            8,000                5%              400

(a) The amount that can be withdrawn without withdrawal charges during any contract year is the greater of the contract value less the unliquidated purchase payments (accumulated earnings), or 10% of purchase payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the amount that can be withdrawn without withdrawal charges since it is greater than 10% of purchase payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the amount that can be withdrawn without withdrawal charges so no payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000-$50,000), so the amount that can be withdrawn without withdrawal charges is limited to 10% of purchase payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current contract year, the remaining amount that can be withdrawn without withdrawal charges withdrawal during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 that can be withdrawn without withdrawal charges, and the remaining $2,000 will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated purchase payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of purchase payments less prior withdrawals ($5,000-$2,000-$5,000<0). Hence the amount that can be withdrawn without withdrawal charges is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated purchase payments are $45,000.

(d) The amount that can be withdrawn without withdrawal charges is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of purchase payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in purchase payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of purchase payments would be available again for withdrawal requests during that year.

                                   APPENDIX C

                              QUALIFIED PLAN TYPES





         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an IRA. IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA. An insurance industry association, to which we belong, has requested IRS guidance on the use of such death benefits on contracts issued as IRAs. There is no assurance that such will be given or that it will be favorable..

         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

         Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         -        made after the owner attains age 59 1/2;

         -        made after the owner's death;

         -        attributable to the owner being disabled; or

         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit". There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.

Corporate and self-employed pension and profit sharing plans also are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with such a plan, the effect of the Payment Credit Rider on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -        earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.) Tax-sheltered annuity plans are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the contract is suitable for purchase in connection with a tax-sheltered annuity plan, the effect of the Payment Credit Rider on the plan's compliance with applicable nondiscrimination requirements should be considered. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the contract in connection with such plans should seek competent advice.

                                     PART B
         Information Contained in a Statement of Additional Information

                       STATEMENT OF ADDITIONAL INFORMATION

                   THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                           NEW YORK SEPARATE ACCOUNT A

                                       of

                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                   OF NEW YORK

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of New York at the mailing address of the Annuity Service Office, P.O. Box 9013, Boston, MA 02205-9013 or by telephoning
(877) 391-3748.


      The date of this Statement of Additional Information is May 1, 2003.



              The Manufacturers Life Insurance Company of New York
                              100 Summit Lake Drive
                                  Second Floor
                            Valhalla, New York 10595
                                 (877) 391-3748



NYVENTURE.SAI5/2003

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


General Information and History...........................................................................         1
Performance Data..........................................................................................         1
State Premium Taxes.......................................................................................         20
Services
         Independent Auditors.............................................................................         20
         Servicing Agent..................................................................................         21
         Principal Underwriter............................................................................         21
Appendix A - State Premium Taxes..........................................................................         22
Appendix B - Performance Data - Series I Shares...........................................................         1
Appendix C - Performance Data - Series II Shares..........................................................         1
Appendix D - Performance Data - Wealthmark Portfolios.....................................................         1
Appendix E - Performance Data - American Insurance Funds].................................................
Audited Financial Statements..............................................................................         23

                         GENERAL INFORMATION AND HISTORY

         The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of New York ("WE" or "US"), a stock life insurance company organized under the laws of New York in 1992. Prior to October 1, 1997, we were known as First North American Life Assurance Company. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The ultimate parent of Manulife USA is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

         Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both

-        redemption at the end of the time period, and

-        not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

- the inception date of the sub-account of the Variable Account which invests in the portfolio, or

-        ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

-        the inception date of the portfolio, or

-        ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

         In calculating standardized return figures, all recurring charges (all asset charges (mortality and expense risk fees and administrative fees)) are reflected and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

         For total return figures quoted for periods prior to the commencement of the offering of this contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor, Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.


         PERFORMANCE INFORMATION IS SET FORTH IN APPENDICES B, C AND D.



         In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.



                               STATE PREMIUM TAXES



         New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to you.



                                    SERVICES



INDEPENDENT AUDITORS



         The financial statements of The Manufacturers Life Insurance Company of New York at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the financial statements of the The Manufacturers Life Insurance company of New York Separate Account A at December 31, 2001 and for each of the two years in the period ended December 31, 2001 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

SERVICING AGENT



         Computer Science Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:



-        daily updates on:

         -        accumulation unit values,

         -        variable annuity participants and transactions, and

         -        agent production and commissions;

-        semimonthly commission statements;

-        monthly summaries of agent production and daily transaction reports;

-        semiannual statements for contract owners; and

-        annual contract owner tax reports.



We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.



PRINCIPAL UNDERWRITER



         Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company that is controlled by Manulife USA, served as principal underwriter of the contracts prior to January 1, 2002. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to MSS in 2001, 2000 and 1999 were $31,940,385, $18,336,236 and
$15,407,826, respectively. MSS did not retain any of these amounts during such periods. Effective January 1, 2002, Manulife Financial Securities LLC became the principal underwriter of the contracts.



                                   APPENDIX A



STATE PREMIUM TAXES



         Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.



                                                                                     TAX RATE
                                                                         QUALIFIED             NON-QUALIFIED
STATE                                                                    CONTRACTS               CONTRACTS
-------------------------------------------------------------------------------------------------------------
CALIFORNIA                                                                  0.50%                  2.35%
MAINE                                                                       0.00%                  2.00%
NEVADA                                                                      0.00%                  3.50%
PUERTO RICO                                                                 1.00%                  1.00%
SOUTH DAKOTA*                                                               0.00%                  1.25%
WEST VIRGINIA                                                               1.00%                  1.00%
WYOMING                                                                     0.00%                  1.00%



* Premium tax paid upon receipt (no tax at annuitization if tax paid on premium at issue)

                                   APPENDIX B
                    Performance Information - Series I Shares



                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(A)
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
        (NOT REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE OR GRIP FEE)
                       CALCULATED AS OF DECEMBER 31, 2002


                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,          INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR         WHICHEVER IS SHORTER        DATE(B)
-------------------------------------------------------------------------------------------------------------------
Internet Technologies                        -49.48%           N/A                -53.01%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                 -23.98%           N/A                -10.62%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Telecommunications                             N/A             N/A                -40.37%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Science & Technology                         -45.00%           N/A                  1.95%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                      -35.59%         -1.81%                -0.10%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Health Sciences                                N/A             N/A                  1.42%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                            -30.84%           N/A                 -1.05%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                       -27.38%           N/A                  6.69%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Blend                           -8.90%           N/A                 -2.83%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Dynamic Growth                               -44.06%           N/A                -46.20%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 N/A             N/A                -21.45%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                          N/A             N/A                -20.56%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -16.95%           N/A                 -8.37%             05/03/99
-------------------------------------------------------------------------------------------------------------------
All Cap Growth                               -28.80%          5.62%                 5.96%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Financial Services                             N/A             N/A                -12.78%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Overseas                                     -26.32%         -2.69%                 0.57%             01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                          -26.73%           N/A                 -2.12%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Value                          -16.00%           N/A                 -7.86%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation                         -23.83%           N/A                -29.36%             11/01/00
-------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -20.90%          3.55%                10.48%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                           N/A             N/A                -23.46%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Global Equity                                -21.68%          3.56%                 7.71%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Strategic Growth                               N/A             N/A                -17.35%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth                                       -26.57%          1.82%                 3.64%             07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                             -23.27%          2.40%                 6.05%             11/02/92
-------------------------------------------------------------------------------------------------------------------
All Cap Value                                  N/A             N/A                 -5.49%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Capital Opportunities                          N/A             N/A                -19.74%             04/30/01
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Quantitative Equity                          -28.04%           N/A                  8.44%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -20.30%          7.95%                 8.29%             12/11/92
-------------------------------------------------------------------------------------------------------------------
Utilities                                      N/A             N/A                -29.82%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities                        -3.84%           N/A                  1.63%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Value                           -0.70%           N/A                  0.11%             10/01/97
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                  N/A             N/A                 -1.94%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Value                                         -3.59%           N/A                  6.33%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Tactical Allocation                          -19.17%           N/A                -14.16%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Fundamental Value                              N/A             N/A                -12.06%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth & Income                              -17.22%          8.34%                11.39%             11/02/92
-------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -9.12%           N/A                 -2.09%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Equity-Income                                 -5.57%          8.74%                10.86%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                                -5.85%          6.80%                 7.72%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Balanced                                     -16.21%           N/A                 -0.56%             01/01/97
-------------------------------------------------------------------------------------------------------------------
High Yield                                   -11.84%           N/A                 -0.71%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                                -0.97%          3.36%                 5.55%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                                   -6.27%         -1.07%                 4.16%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Total Return                                   0.91%           N/A                  3.40%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                        0.03%          4.40%                 5.11%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                              -0.19%          5.80%                 6.43%             11/02/92
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                    -0.24%          4.47%                 4.91%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Money Market                                  -3.44%          2.64%                 3.07%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Small Cap Index                               -5.37%           N/A                 -7.51%             05/01/00
-------------------------------------------------------------------------------------------------------------------
International Index                          -27.53%           N/A                -22.92%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -8.37%           N/A                 -1.68%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -17.34%           N/A                -16.72%             05/01/00
-------------------------------------------------------------------------------------------------------------------
500 Index                                    -18.23%           N/A                -16.99%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -19.44%           N/A                 -0.42%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -15.14%           N/A                  2.25%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                       -11.19%           N/A                  3.59%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -7.77%           N/A                  4.62%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                    -3.77%           N/A                  5.29%             01/07/97
-------------------------------------------------------------------------------------------------------------------

(A) See charts below for Ven 9 contract total return figures.

(B) Inception date of the sub-account of the Variable Account which invests in the portfolio.

             NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(C)
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
        (NOT REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE OR GRIP FEE)
                       CALCULATED AS OF DECEMBER 31, 2002


                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,          INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR         WHICHEVER IS SHORTER        DATE
-------------------------------------------------------------------------------------------------------------------
Internet Technologies                        -49.48%           N/A                -53.01%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets(A)              -23.98%        -10.76%                -5.65%             10/04/94
-------------------------------------------------------------------------------------------------------------------
Telecommunications                             N/A             N/A                -40.37%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Science & Technology                         -45.00%           N/A                  1.95%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                      -35.59%         -1.81%                -0.10%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Health Sciences                                N/A             N/A                  1.42%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                            -30.84%           N/A                 -1.05%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                       -27.38%           N/A                  6.69%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Blend                           -8.90%           N/A                 -2.83%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Dynamic Growth                               -44.06%           N/A                -46.20%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 N/A             N/A                -21.45%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                          N/A             N/A                -20.56%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -16.95%           N/A                 -8.37%             05/03/99
-------------------------------------------------------------------------------------------------------------------
All Cap Growth                               -28.80%          5.62%                 5.96%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Financial Services                             N/A             N/A                -12.78%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Overseas                                     -26.32%         -2.69%                 0.57%             01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                          -26.73%           N/A                 -2.12%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Value                          -16.00%           N/A                 -7.86%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation                         -23.83%           N/A                -29.36%             11/01/00
-------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -20.90%          3.55%                 9.40%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                           N/A             N/A                -23.46%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Global Equity                                -21.68%          3.56%                 6.44%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Strategic Growth                               N/A             N/A                -17.35%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth                                       -26.57%          1.82%                 3.64%             07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                             -23.27%          2.40%                 5.97%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
All Cap Value                                  N/A             N/A                 -5.49%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Capital Opportunities                          N/A             N/A                -19.74%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Quantitative Equity(A)                       -28.04%          8.30%                 9.60%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -20.30%          7.95%                 8.29%             12/11/92
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Utilities                                      N/A             N/A                -29.82%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities(A)                     -3.84%          1.13%                 8.66%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Small Company Value                           -0.70%           N/A                  0.11%             10/01/97
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                  N/A             N/A                 -1.94%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Value                                         -3.59%           N/A                  6.33%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Tactical Allocation                          -19.17%           N/A                -14.16%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Fundamental Value                              N/A             N/A                -12.06%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth & Income                              -17.22%          8.34%                10.90%             04/23/91
-------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -9.12%           N/A                 -2.09%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Equity-Income                                 -5.57%          8.74%                10.86%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                                -5.85%          6.80%                 7.55%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
Balanced                                     -16.21%           N/A                 -0.56%             01/01/97
-------------------------------------------------------------------------------------------------------------------
High Yield                                   -11.84%           N/A                 -0.71%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                                -0.97%          3.36%                 5.55%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                                   -6.27%         -1.07%                 3.87%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Total Return                                   0.91%           N/A                  3.40%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                        0.03%          4.40%                 5.09%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                              -0.19%          5.80%                 6.32%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                    -0.24%          4.47%                 4.89%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Money Market                                  -3.44%          2.64%                 2.99%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Small Cap Index                               -5.37%           N/A                 -7.51%             05/01/00
-------------------------------------------------------------------------------------------------------------------
International Index                          -27.53%           N/A                -22.92%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -8.37%           N/A                 -1.68%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -17.34%           N/A                -16.72%             05/01/00
-------------------------------------------------------------------------------------------------------------------
500 Index                                    -18.23%           N/A                -16.99%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -19.44%           N/A                 -0.42%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -15.14%           N/A                  2.25%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                       -11.19%           N/A                  3.59%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -7.77%           N/A                  4.62%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                    -3.77%           N/A                  5.29%             01/07/97
-------------------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return.

(C) See charts below for Ven 9 total return figures.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(C)
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
        (NOT REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE OR GRIP FEE)
                     CALCULATED AS OF DECEMBER 31, 2002


                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,          INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR         WHICHEVER IS SHORTER        DATE
-------------------------------------------------------------------------------------------------------------------
Internet Technologies                        -46.85%           N/A                -51.77%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets(A)              -19.71%        -10.09%                -5.58%             10/04/94
-------------------------------------------------------------------------------------------------------------------
Telecommunications                             N/A             N/A                -37.16%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Science & Technology                         -42.07%           N/A                  2.71%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                      -32.06%         -1.05%                 0.41%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Health Sciences                                N/A             N/A                  7.31%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                            -27.02%           N/A                 -0.28%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                       -23.33%           N/A                  7.33%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Blend                           -3.67%           N/A                 -1.09%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Dynamic Growth                               -41.08%           N/A                -44.65%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 N/A             N/A                -17.03%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                          N/A             N/A                -16.08%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -12.24%           N/A                 -6.75%             05/03/99
-------------------------------------------------------------------------------------------------------------------
All Cap Growth                               -24.84%          6.29%                 6.38%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Financial Services                             N/A             N/A                 -7.81%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Overseas                                     -22.20%         -1.93%                 0.88%             01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                          -22.64%           N/A                 -1.36%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Value                          -11.23%           N/A                 -6.23%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation                         -19.56%           N/A                -25.99%             11/01/00
-------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -16.44%          4.28%                 9.43%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                           N/A             N/A                -19.17%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Global Equity                                -17.26%          4.29%                 6.47%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Strategic Growth                               N/A             N/A                -12.67%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth                                       -22.47%          2.59%                 4.14%             07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                             -18.96%          3.15%                 6.00%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
All Cap Value                                  N/A             N/A                 -0.05%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Capital Opportunities                          N/A             N/A                -15.20%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Quantitative Equity(A)                       -24.03%          8.91%                 9.63%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -15.80%          8.56%                 8.33%             12/11/92
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Utilities                                      N/A             N/A                -25.93%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities(A)                      1.71%           1.93%                8.69%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Small Company Value                            5.05%           N/A                  1.04%             10/01/97
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                  N/A             N/A                  3.74%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Value                                          1.97%           N/A                  6.99%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Tactical Allocation                          -14.60%           N/A                -11.27%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Fundamental Value                              N/A             N/A                 -7.04%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth & Income                              -12.52%          8.95%                10.93%             04/23/91
-------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -3.91%           N/A                 -0.33%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Equity-Income                                 -0.13%          9.34%                10.90%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                                -0.43%          7.45%                 7.59%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
Balanced                                     -11.45%           N/A                  0.22%             01/01/97
-------------------------------------------------------------------------------------------------------------------
High Yield                                    -6.80%           N/A                  0.07%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                                 4.76%          4.10%                 5.59%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                                   -0.88%         -0.30%                 3.91%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Total Return                                   6.77%           N/A                  5.21%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                        5.83%          5.11%                 5.13%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                               5.59%          6.47%                 6.36%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                     5.54%          5.18%                 4.93%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Money Market                                   2.14%          3.40%                 3.03%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Small Cap Index                                0.08%           N/A                 -4.35%             05/01/00
-------------------------------------------------------------------------------------------------------------------
International Index                          -23.49%           N/A                -20.39%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -3.11%           N/A                  1.71%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -12.65%           N/A                -13.93%             05/01/00
-------------------------------------------------------------------------------------------------------------------
500 Index                                    -13.60%           N/A                -14.22%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -14.88%           N/A                  0.36%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -10.31%           N/A                  3.02%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                        -6.11%           N/A                  4.33%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -2.48%           N/A                  5.33%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                     1.78%           N/A                  5.98%             01/07/97
-------------------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return.

(C) See charts below for Ven 9 total return figures.

               STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(A)
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
         (REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE AND GRIP FEE)
                       CALCULATED AS OF DECEMBER 31, 2002


                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,          INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR         WHICHEVER IS SHORTER        DATE(B)
-------------------------------------------------------------------------------------------------------------------
Internet Technologies                        -50.11%           N/A                -53.70%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                 -24.69%           N/A                -11.64%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Telecommunications                             N/A             N/A                -40.95%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Science & Technology                         -45.64%           N/A                  1.20%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                      -36.26%         -2.60%                -0.90%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Health Sciences                                N/A             N/A                  0.74%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                            -31.53%           N/A                 -1.88%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                       -28.08%           N/A                  5.89%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Blend                           -9.67%           N/A                 -3.69%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Dynamic Growth                               -44.71%           N/A                -43.60%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 N/A             N/A                -22.08%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                          N/A             N/A                -21.18%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -17.69%           N/A                 -9.31%             05/03/99
-------------------------------------------------------------------------------------------------------------------
All Cap Growth                               -29.49%          4.84%                 5.16%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Financial Services                             N/A             N/A                -13.43%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Overseas                                     -27.02%         -3.52%                -0.27%             01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                          -27.43%           N/A                 -2.94%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Value                          -16.75%           N/A                 -8.76%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation                         -24.55%           N/A                -30.46%             11/01/00
-------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -21.63%          2.74%                 9.72%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                           N/A             N/A                -24.08%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Global Equity                                -22.40%          2.74%                 6.90%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Strategic Growth                               N/A             N/A                -17.99%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth                                       -27.27%          1.05%                 2.85%             07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                             -23.99%          1.60%                 5.21%             11/02/92
-------------------------------------------------------------------------------------------------------------------
All Cap Value                                  N/A             N/A                 -6.15%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Capital Opportunities                          N/A             N/A                -20.37%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Quantitative Equity                          -28.74%           N/A                  7.68%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -21.03%          7.17%                 7.42%             12/11/92
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Utilities                                      N/A             N/A                -30.42%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities                        -4.63%           N/A                  0.73%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Value                           -1.50%           N/A                 -0.95%             10/01/97
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                  N/A             N/A                 -2.60%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Value                                         -4.38%           N/A                  5.46%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Tactical Allocation                          -19.90%           N/A                -14.07%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Fundamental Value                              N/A             N/A                -12.71%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth & Income                              -17.95%          7.57%                10.61%             11/02/92
-------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -9.89%           N/A                 -2.98%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Equity-Income                                 -6.34%          7.92%                10.08%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                                -6.63%          5.96%                 6.85%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Balanced                                     -16.95%           N/A                 -1.37%             01/01/97
-------------------------------------------------------------------------------------------------------------------
High Yield                                   -12.60%           N/A                 -1.55%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                                -1.77%          2.47%                 4.68%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                                   -7.05%         -1.95%                 3.26%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Total Return                                   0.11%           N/A                  2.45%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                       -0.76%          3.52%                 4.18%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                              -0.99%          4.93%                 5.53%             11/02/92
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                    -1.04%          3.58%                 3.97%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Money Market                                  -4.22%          1.75%                 2.09%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Small Cap Index                               -6.15%           N/A                 -6.64%             05/01/00
-------------------------------------------------------------------------------------------------------------------
International Index                          -28.23%           N/A                -22.20%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -9.14%           N/A                 -2.66%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -18.08%           N/A                -16.09%             05/01/00
-------------------------------------------------------------------------------------------------------------------
500 Index                                    -18.96%           N/A                -16.37%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -20.17%           N/A                 -1.25%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -15.89%           N/A                  1.40%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                       -11.95%           N/A                  2.74%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -8.55%           N/A                  3.77%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                    -4.56%           N/A                  4.43%             01/07/97
-------------------------------------------------------------------------------------------------------------------

(A) See charts below for Ven 9 contract total return figures.

(B) Inception date of the sub-account of the Variable Account which invests in the portfolio.

             NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(C)
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
         (REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE AND GRIP FEE)
                       CALCULATED AS OF DECEMBER 31, 2002


                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,          INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR         WHICHEVER IS SHORTER        DATE
-------------------------------------------------------------------------------------------------------------------
Internet Technologies                        -50.11%           N/A                -53.70%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets(A)              -24.69%        -11.78%                -6.81%             10/04/94
-------------------------------------------------------------------------------------------------------------------
Telecommunications                             N/A             N/A                -40.95%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Science & Technology                         -45.64%           N/A                  1.20%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                      -36.26%         -2.60%                -0.90%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Health Sciences                                N/A             N/A                  0.74%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                            -31.53%           N/A                 -1.88%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                       -28.08%           N/A                  5.89%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Blend                           -9.67%           N/A                 -3.69%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Dynamic Growth                               -44.71%           N/A                -43.60%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 N/A             N/A                -22.08%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                          N/A             N/A                -21.18%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -17.69%           N/A                 -9.31%             05/03/99
-------------------------------------------------------------------------------------------------------------------
All Cap Growth                               -29.49%          4.84%                 5.16%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Financial Services                             N/A             N/A                -13.43%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Overseas                                     -27.02%         -3.52%                -0.27%             01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                          -27.43%           N/A                 -2.94%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Value                          -16.75%           N/A                 -8.76%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation                         -24.55%           N/A                -30.46%             11/01/00
-------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -21.63%          2.74%                 8.64%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                           N/A             N/A                -24.08%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Global Equity                                -22.40%          2.74%                 5.63%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Strategic Growth                               N/A             N/A                -17.99%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth                                       -27.27%          1.05%                 2.85%             07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                             -23.99%          1.60%                 5.17%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
All Cap Value                                  N/A             N/A                 -6.15%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Capital Opportunities                          N/A             N/A                -20.37%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Quantitative Equity(A)                       -28.74%          7.54%                 8.76%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -21.03%          7.17%                 7.42%             12/11/92
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Utilities                                      N/A             N/A                -30.42%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities(A)                     -4.63%          0.24%                 7.82%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Small Company Value                           -1.50%           N/A                 -0.95%             10/01/97
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                  N/A             N/A                 -2.60%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Value                                         -4.38%           N/A                  5.46%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Tactical Allocation                          -19.90%           N/A                -14.07%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Fundamental Value                              N/A             N/A                -12.71%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth & Income                              -17.95%          7.57%                10.14%             04/23/91
-------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -9.89%           N/A                 -2.98%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Equity-Income                                 -6.34%          7.92%                10.08%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                                -6.63%          5.96%                 6.72%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
Balanced                                     -16.95%           N/A                 -1.37%             01/01/97
-------------------------------------------------------------------------------------------------------------------
High Yield                                   -12.60%           N/A                 -1.55%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                                -1.77%          2.47%                 4.68%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                                   -7.05%         -1.95%                 3.00%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Total Return                                   0.11%           N/A                  2.45%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                       -0.76%          3.52%                 4.21%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                              -0.99%          4.93%                 5.46%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                    -1.04%          3.58%                 4.00%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Money Market                                  -4.22%          1.75%                 2.05%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Small Cap Index                               -6.15%           N/A                 -6.64%             05/01/00
-------------------------------------------------------------------------------------------------------------------
International Index                          -28.23%           N/A                -22.20%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -9.14%           N/A                 -2.66%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -18.08%           N/A                -16.09%             05/01/00
-------------------------------------------------------------------------------------------------------------------
500 Index                                    -18.96%           N/A                -16.37%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -20.17%           N/A                 -1.25%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -15.89%           N/A                  1.40%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                       -11.95%           N/A                  2.74%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -8.55%           N/A                  3.77%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                    -4.56%           N/A                  4.43%             01/07/97
-------------------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return.

(C) See charts below for Ven 9 total return figures.

             NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(C)
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
         (REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE AND GRIP FEE)
                       CALCULATED AS OF DECEMBER 31, 2002


                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,          INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR         WHICHEVER IS SHORTER        DATE
-------------------------------------------------------------------------------------------------------------------
Internet Technologies                        -47.51%           N/A                -52.01%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets(A)              -20.47%         -11.12%               -6.59%             10/04/94
-------------------------------------------------------------------------------------------------------------------
Telecommunications                             N/A             N/A                -50.12%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Science & Technology                         -42.76%           N/A                  2.10%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                      -32.78%         -1.84%                -0.28%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Health Sciences                                N/A             N/A                 10.69%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                            -27.75%           N/A                 -0.99%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                       -24.08%           N/A                  6.65%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Blend                           -4.49%           N/A                 -1.77%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Dynamic Growth                               -41.77%           N/A                -41.52%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 N/A             N/A                -24.54%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                          N/A             N/A                -23.25%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -13.03%           N/A                 -7.48%             05/03/99
-------------------------------------------------------------------------------------------------------------------
All Cap Growth                               -25.58%          5.53%                 5.68%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Financial Services                             N/A             N/A                -11.71%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Overseas                                     -22.95%         -2.77%                 0.13%             01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                          -23.39%           N/A                 -2.05%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Value                          -12.02%           N/A                 -6.93%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation                         -20.32%           N/A                -26.71%             11/01/00
-------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -17.21%          3.49%                 8.68%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                           N/A             N/A                -27.42%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Global Equity                                -18.03%          3.49%                 5.67%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Strategic Growth                               N/A             N/A                -18.56%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth                                       -23.22%          1.84%                 3.46%             07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                             -19.73%          2.37%                 5.20%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
All Cap Value                                  N/A             N/A                 -0.42%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Capital Opportunities                          N/A             N/A                -22.06%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Quantitative Equity(A)                       -24.77%          8.16%                 8.79%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -16.58%          7.81%                 7.51%             12/11/92
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Utilities                                      N/A             N/A                -36.27%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities(A)                      0.87%           1.03%                7.86%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Small Company Value                            4.20%           N/A                  0.11%             10/01/97
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                  N/A             N/A                  5.25%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Value                                          1.14%           N/A                  6.24%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Tactical Allocation                          -15.37%           N/A                -10.85%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Fundamental Value                              N/A             N/A                -10.62%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth & Income                              -13.31%          8.20%                10.18%(B)          04/23/91
-------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -4.72%           N/A                 -1.04%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Equity-Income                                 -0.95%           8.55%               10.15%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                                -1.26%           6.63%                6.76%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
Balanced                                     -12.24%           N/A                 -0.48%             01/01/97
-------------------------------------------------------------------------------------------------------------------
High Yield                                    -7.60%           N/A                 -0.65%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                                 3.91%           3.24%                4.78%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                                   -1.70%          -1.19%                3.04%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Total Return                                   5.92%           N/A                  4.46%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                        4.98%           4.25%                4.25%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                               4.74%           5.63%                5.50%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                     4.69%           4.32%                4.04%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Money Market                                   1.30%           2.53%                2.10%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Small Cap Index                               -0.75%           N/A                 -3.14%             05/01/00
-------------------------------------------------------------------------------------------------------------------
International Index                          -24.24%           N/A                -19.30%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -3.93%           N/A                  1.00%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -13.43%           N/A                -12.95%             05/01/00
-------------------------------------------------------------------------------------------------------------------
500 Index                                    -14.38%           N/A                -13.24%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -15.66%           N/A                 -0.36%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -11.10%           N/A                  2.30%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                        -6.91%           N/A                  3.60%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -3.30%           N/A                  4.60%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                     0.95%           N/A                  5.24%             01/07/97
-------------------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return.

(C) See charts below for Ven 9 total return figures.

                                 VEN 9 CONTRACTS
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 2001

                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,          INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR         WHICHEVER IS SHORTER        DATE(A)
-------------------------------------------------------------------------------------------------------------------
Internet Technologies                        -49.48%           N/A                -53.01%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                 -23.98%           N/A                -10.47%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Telecommunications                             N/A             N/A                -40.37%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Science & Technology                         -45.00%           N/A                  2.14%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                      -35.59%         -1.09%                 0.06%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Health Sciences                                N/A             N/A                  1.42%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                            -30.84%           N/A                 -0.87%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                       -27.38%           N/A                  6.84%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Blend                           -8.90%           N/A                 -2.83%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Dynamic Growth                               -44.06%           N/A                -46.20%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 N/A             N/A                -21.45%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                          N/A             N/A                -20.56%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -16.95%           N/A                 -8.37%             05/03/99
-------------------------------------------------------------------------------------------------------------------
All Cap Growth                               -28.80%          6.25%                 6.09%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Financial Services                             N/A             N/A                -12.78%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Overseas                                     -26.32%         -1.98%                 0.84%             01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                          -26.73%           N/A                 -1.94%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Value                          -16.00%           N/A                 -7.86%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation                         -23.83%           N/A                -29.36%             11/01/00
-------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -20.90%          4.24%                10.48%             11/02/92
------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                            N/A            N/A                -23.46%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Global Equity                                -21.68%          4.25%                 7.71%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Strategic Growth                               N/A             N/A                -17.35%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth                                       -26.57%          2.55%                 3.79%             07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                             -23.27%          3.12%                 6.05%             11/02/92
-------------------------------------------------------------------------------------------------------------------
All Cap Value                                  N/A             N/A                 -5.49%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Capital Opportunities                          N/A             N/A                -19.74%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Quantitative Equity                          -28.04%           N/A                  8.59%             01/01/97
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -20.30%          8.53%                 8.29%             12/11/92
-------------------------------------------------------------------------------------------------------------------
Utilities                                      N/A             N/A                -29.82%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities                        -3.84%           N/A                  1.82%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Value                           -0.70%           N/A                  0.33%             10/01/97
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                  N/A             N/A                 -1.94%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Value                                         -3.59%           N/A                  6.48%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Tactical Allocation                          -19.17%           N/A                -14.16%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Fundamental Value                              N/A             N/A                -12.06%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth & Income                              -17.22%          8.91%                11.39%             11/02/92
-------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -9.12%           N/A                 -2.09%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Equity-Income                                 -5.57%          9.30%                10.86%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                                -5.85%          7.41%                 7.72%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Balanced                                     -16.21%           N/A                 -0.37%             01/01/97
-------------------------------------------------------------------------------------------------------------------
High Yield                                   -11.84%           N/A                 -0.52%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                                -0.97%          4.05%                 5.55%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                                   -6.27%         -0.35%                 4.16%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Total Return                                   0.91%           N/A                  3.40%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                        0.03%          5.07%                 5.11%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                              -0.19%          6.43%                 6.43%             11/02/92
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                    -0.24%          5.13%                 4.91%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Money Market                                  -3.44%          3.35%                 3.07%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Small Cap Index                               -5.37%           N/A                 -7.51%             05/01/00
-------------------------------------------------------------------------------------------------------------------
International Index                          -27.53%           N/A                -22.92%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -8.37%           N/A                 -1.68%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -17.34%           N/A                -16.72%             05/01/00
-------------------------------------------------------------------------------------------------------------------
500 Index                                    -18.23%           N/A                -16.99%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -19.44%           N/A                 -0.23%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -15.14%           N/A                  2.44%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                       -11.19%           N/A                  3.77%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -7.77%           N/A                  4.79%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                    -3.77%           N/A                  5.45%             01/07/97
-------------------------------------------------------------------------------------------------------------------

(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.

                                 VEN 9 CONTRACTS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001

                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,          INCEPTION
PORTFOLIO                                    1 YEAR         5 YEAR          WHICHEVER IS SHORTER        DATE
-------------------------------------------------------------------------------------------------------------------
Internet Technologies                        -49.48%           N/A                -53.01%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets(A)              -23.98%        -10.60%                -5.65%             10/04/94
-------------------------------------------------------------------------------------------------------------------
Telecommunications                             N/A             N/A                -40.37%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Science & Technology                         -45.00%           N/A                  2.14%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                      -35.59%         -1.09%                 0.06%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Health Sciences                                N/A             N/A                  1.42%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                            -30.84%           N/A                 -0.87%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                       -27.38%           N/A                  6.84%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Blend                           -8.90%           N/A                 -2.83%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Dynamic Growth                               -44.06%           N/A                -46.20%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 N/A             N/A                -21.45%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                          N/A             N/A                -20.56%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -16.95%           N/A                 -8.37%             05/03/99
-------------------------------------------------------------------------------------------------------------------
All Cap Growth                               -28.80%          6.25%                 6.09%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Financial Services                             N/A             N/A                -12.78%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Overseas                                     -26.32%         -1.98%                 0.84%             01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                          -26.73%           N/A                 -1.94%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Value                          -16.00%           N/A                 -7.86%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation                         -23.83%           N/A                -29.36%             11/01/00
-------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -20.90%          4.24%                 9.40%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                           N/A             N/A                -23.46%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Global Equity                                -21.68%          4.25%                 6.44%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Strategic Growth                               N/A             N/A                -17.35%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth                                       -26.57%          2.55%                 3.79%             07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                             -23.27%          3.12%                 5.97%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
All Cap Value                                  N/A             N/A                 -5.49%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Capital Opportunities                          N/A             N/A                -19.74%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Quantitative Equity(A)                       -28.04%          8.87%                 9.60%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -20.30%          8.53%                 8.29%             12/11/92
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Utilities                                      N/A             N/A                -29.82%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities(A)                     -3.84%           1.88%                8.66%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Small Company Value                           -0.70%           N/A                  0.33%             10/01/97
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                  N/A             N/A                 -1.94%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Value                                         -3.59%           N/A                  6.48%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Tactical Allocation                          -19.17%           N/A                -14.16%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Fundamental Value                              N/A             N/A                -12.06%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth & Income                              -17.22%          8.91%                10.90%             04/23/91
-------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -9.12%           N/A                 -2.09%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Equity-Income                                 -5.57%          9.30%                10.86%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                                -5.85%          7.41%                 7.55%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
Balanced                                     -16.21%           N/A                 -0.37%             01/01/97
-------------------------------------------------------------------------------------------------------------------
High Yield                                   -11.84%           N/A                 -0.52%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                                -0.97%          4.05%                 5.55%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                                   -6.27%         -0.35%                 3.87%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Total Return                                   0.91%           N/A                  3.40%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                        0.03%          5.07%                 5.09%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                              -0.19%          6.43%                 6.32%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                    -0.24%          5.13%                 4.89%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Money Market                                  -3.44%          3.35%                 2.99%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Small Cap Index                               -5.37%           N/A                 -7.51%             05/01/00
-------------------------------------------------------------------------------------------------------------------
International Index                          -27.53%           N/A                -22.92%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -8.37%           N/A                 -1.68%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -17.34%           N/A                -16.72%             05/01/00
-------------------------------------------------------------------------------------------------------------------
500 Index                                    -18.23%           N/A                -16.99%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -19.44%           N/A                 -0.23%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -15.14%           N/A                  2.44%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                       -11.19%           N/A                  3.77%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -7.77%           N/A                  4.79%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                    -3.77%           N/A                  5.45%             01/07/97
-------------------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return.

                                 VEN 9 CONTRACTS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001

                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,          INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR         WHICHEVER IS SHORTER        DATE
-------------------------------------------------------------------------------------------------------------------
Internet Technologies                        -46.85%           N/A                -51.77%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets(A)              -19.71%        -10.09%                -5.58%             10/04/94
-------------------------------------------------------------------------------------------------------------------
Telecommunications                             N/A             N/A                -37.16%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Science & Technology                         -42.07%           N/A                  2.71%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                      -32.06%         -1.05%                 0.41%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Health Sciences                                N/A             N/A                  7.31%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                            -27.02%           N/A                 -0.28%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                       -23.33%           N/A                  7.33%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Blend                           -3.67%            N/A                -1.09%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Dynamic Growth                               -41.08%           N/A                -44.65%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 N/A             N/A                -17.03%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                          N/A             N/A                -16.08%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -12.24%           N/A                 -6.75%             05/03/99
-------------------------------------------------------------------------------------------------------------------
All Cap Growth                               -24.84%          6.29%                 6.38%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Financial Services                             N/A             N/A                 -7.81%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Overseas                                     -22.20%         -1.93%                 0.88%             01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                          -22.64%           N/A                 -1.36%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Value                          -11.23%           N/A                 -6.23%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation                         -19.56%           N/A                -25.99%             11/01/00
-------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -16.44%          4.28%                 9.43%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                           N/A             N/A                -19.17%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Global Equity                                -17.26%          4.29%                 6.47%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Strategic Growth                               N/A             N/A                -12.67%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth                                       -22.47%          2.59%                 4.14%             07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                             -18.96%          3.15%                 6.00%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
All Cap Value                                  N/A             N/A                 -0.05%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Capital Opportunities                          N/A             N/A                -15.20%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Quantitative Equity(A)                       -24.03%          8.91%                 9.63%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -15.80%          8.56%                 8.33%             12/11/92
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Utilities                                      N/A             N/A                -25.93%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities(A)                      1.71%          1.93%                 8.69%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Small Company Value                            5.05%           N/A                  1.04%             10/01/97
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                  N/A             N/A                  3.74%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Value                                          1.97%           N/A                  6.99%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Tactical Allocation                          -14.60%           N/A                -11.27%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Fundamental Value                              N/A             N/A                 -7.04%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth & Income                              -12.52%          8.95%                10.93%             04/23/91
-------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -3.91%           N/A                 -0.33%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Equity-Income                                 -0.13%          9.34%                10.90%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                                -0.43%          7.45%                 7.59%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
Balanced                                     -11.45%           N/A                  0.22%             01/01/97
-------------------------------------------------------------------------------------------------------------------
High Yield                                   -6.80%            N/A                  0.07%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                                 4.76%          4.10%                 5.59%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                                   -0.88%         -0.30%                 3.91%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Total Return                                   6.77%           N/A                  5.21%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                        5.83%          5.11%                 5.13%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                               5.59%          6.47%                 6.36%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                     5.54%          5.18%                 4.93%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Money Market                                   2.14%          3.40%                 3.03%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Small Cap Index                                0.08%           N/A                 -4.35%             05/01/00
-------------------------------------------------------------------------------------------------------------------
International Index                          -23.49%           N/A                -20.39%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -3.11%           N/A                  1.71%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -12.65%           N/A                -13.93%             05/01/00
-------------------------------------------------------------------------------------------------------------------
500 Index                                    -13.60%           N/A                -14.22%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -14.88%           N/A                  0.36%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -10.31%           N/A                  3.02%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                        -6.11%           N/A                  4.33%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -2.48%           N/A                  5.33%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                     1.78%           N/A                  5.98%             01/07/97
-------------------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return.

                                   APPENDIX C
                    Performance Information - Series I Shares



                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
           FOR CONTRACTS THAT INVEST IN SERIES II SHARES OF THE TRUST
        (NOT REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE OR GRIP FEE)
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,          INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR         WHICHEVER IS SHORTER        DATE
-------------------------------------------------------------------------------------------------------------------
Internet Technologies                        -49.48%           N/A                -53.01%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                 -23.98%           N/A                -10.62%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Telecommunications                             N/A             N/A                -40.37%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Science & Technology                         -45.00%           N/A                  1.95%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                      -35.59%         -1.81%                -0.10%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Health Sciences                                N/A             N/A                  1.42%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                            -30.84%           N/A                 -1.05%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                       -27.38%           N/A                  6.69%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Blend                           -8.90%           N/A                 -2.83%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Dynamic Growth                               -44.06%           N/A                -46.20%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 N/A             N/A                -21.45%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                          N/A             N/A                -20.56%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -16.95%           N/A                 -8.37%             05/03/99
-------------------------------------------------------------------------------------------------------------------
All Cap Growth                               -28.80%          5.62%                 5.96%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Financial Services                             N/A             N/A                -12.78%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Overseas                                     -26.32%         -2.69%                 0.57%             01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                          -26.73%           N/A                 -2.12%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Value                          -16.00%           N/A                 -7.86%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation                         -23.83%           N/A                -29.36%             11/01/00
-------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -20.90%          3.55%                10.48%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                           N/A             N/A                -23.46%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Global Equity                                -21.68%          3.56%                 7.71%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Strategic Growth                               N/A             N/A                -17.35%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth                                       -26.57%          1.82%                 3.64%             07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                             -23.27%          2.40%                 6.05%             11/02/92
-------------------------------------------------------------------------------------------------------------------
All Cap Value                                  N/A             N/A                 -5.49%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Capital Opportunities                          N/A             N/A                -19.74%             04/30/01
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Quantitative Equity                          -28.04%           N/A                  8.44%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -20.30%          7.95%                 8.29%             12/11/92
-------------------------------------------------------------------------------------------------------------------
Utilities                                      N/A             N/A                -29.82%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities                        -3.84%           N/A                  1.63%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Value                           -0.70%           N/A                  0.11%             10/01/97
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                  N/A             N/A                 -1.94%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Value                                         -3.59%           N/A                  6.33%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Tactical Allocation                          -19.17%           N/A                -14.16%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Fundamental Value                              N/A             N/A                -12.06%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth & Income                              -17.22%          8.34%                11.39%             11/02/92
-------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -9.12%           N/A                 -2.09%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Equity-Income                                 -5.57%          8.74%                10.86%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                                -5.85%          6.80%                 7.72%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Balanced                                     -16.21%           N/A                 -0.56%             01/01/97
-------------------------------------------------------------------------------------------------------------------
High Yield                                   -11.84%           N/A                 -0.71%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                                -0.97%          3.36%                 5.55%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                                   -6.27%          1.07%                 4.16%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Total Return                                   0.91%           N/A                  3.40%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                        0.03%          4.40%                 5.11%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                              -0.19%          5.80%                 6.43%             11/02/92
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                    -0.24%          4.47%                 4.91%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Money Market                                  -3.44%          2.64%                 3.07%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Small Cap Index                               -5.37%           N/A                 -7.51%             05/01/00
-------------------------------------------------------------------------------------------------------------------
International Index                          -27.53%           N/A                -22.92%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -8.37%           N/A                 -1.68%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -17.34%           N/A                -16.72%             05/01/00
-------------------------------------------------------------------------------------------------------------------
500 Index                                    -18.23%           N/A                -16.99%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -19.44%           N/A                 -0.42%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -15.14%           N/A                  2.25%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                       -11.19%           N/A                  3.59%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -7.77%           N/A                  4.62%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                    -3.77%           N/A                  5.29%             01/07/97
-------------------------------------------------------------------------------------------------------------------



(A) See charts below for Ven 9 contract total return figures.



(B)Inception date of the sub-account of the Variable Account which invests in the portfolio.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
           FOR CONTRACTS THAT INVEST IN SERIES II SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
        (NOT REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE OR GRIP FEE)
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,          INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR         WHICHEVER IS SHORTER        DATE
-------------------------------------------------------------------------------------------------------------------
Internet Technologies                        -49.48%           N/A                -53.01%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets(A)              -23.98%        -10.76%                -5.65%             10/04/94
-------------------------------------------------------------------------------------------------------------------
Telecommunications                             N/A             N/A                -40.37%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Science & Technology                         -45.00%           N/A                  1.95%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                      -35.59%         -1.81%                -0.10%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Health Sciences                                N/A             N/A                  1.42%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                            -30.84%           N/A                 -1.05%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                       -27.38%           N/A                  6.69%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Blend                           -8.90%           N/A                 -2.83%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Dynamic Growth                               -44.06%           N/A                -46.20%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 N/A             N/A                -21.45%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                          N/A             N/A                -20.56%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -16.95%           N/A                 -8.37%             05/03/99
-------------------------------------------------------------------------------------------------------------------
All Cap Growth                               -28.80%          5.62%                 5.96%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Financial Services                             N/A             N/A                -12.78%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Overseas                                     -26.32%         -2.69%                 0.57%             01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                          -26.73%           N/A                 -2.12%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Value                          -16.00%           N/A                 -7.86%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation                         -23.83%           N/A                -29.36%             11/01/00
-------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -20.90%          3.55%                 9.40%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                           N/A             N/A                -23.46%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Global Equity                                -21.68%          3.56%                 6.44%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Strategic Growth                               N/A             N/A                -17.35%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth                                       -26.57%          1.82%                 3.64%             07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                             -23.27%          2.40%                 5.97%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
All Cap Value                                  N/A             N/A                 -5.49%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Capital Opportunities                          N/A             N/A                -19.74%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Quantitative Equity(A)                       -28.04%          8.30%                 9.60%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -20.30%          7.95%                 8.29%             12/11/92
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Utilities                                      N/A             N/A                -29.82%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities(A)                     -3.84%          1.13%                 8.66%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Small Company Value                           -0.70%           N/A                  0.11%             10/01/97
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                  N/A             N/A                 -1.94%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Value                                         -3.59%           N/A                  6.33%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Tactical Allocation                          -19.17%           N/A                -14.16%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Fundamental Value                              N/A             N/A                -12.06%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth & Income                              -17.22%          8.34%                10.90%             04/23/91
-------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -9.12%           N/A                 -2.09%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Equity-Income                                 -5.57%          8.74%                10.86%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                                -5.85%          6.80%                 7.55%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
Balanced                                     -16.21%           N/A                 -0.56%             01/01/97
-------------------------------------------------------------------------------------------------------------------
High Yield                                   -11.84%           N/A                 -0.71%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                                -0.97%          3.36%                 5.55%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                                   -6.27%         -1.07%                 3.87%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Total Return                                   0.91%           N/A                  3.40%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                        0.03%          4.40%                 5.09%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                              -0.19%          5.80%                 6.32%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                    -0.24%          4.47%                 4.89%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Money Market                                  -3.44%          2.64%                 2.99%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Small Cap Index                               -5.37%           N/A                 -7.51%             05/01/00
-------------------------------------------------------------------------------------------------------------------
International Index                          -27.53%           N/A                -22.92%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -8.37%           N/A                 -1.68%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -17.34%           N/A                -16.72%             05/01/00
-------------------------------------------------------------------------------------------------------------------
500 Index                                    -18.23%           N/A                -16.99%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -19.44%           N/A                 -0.42%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -15.14%           N/A                  2.25%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                       -11.19%           N/A                  3.59%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -7.77%           N/A                  4.62%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                    -3.77%           N/A                  5.29%             01/07/97
-------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
           FOR CONTRACTS THAT INVEST IN SERIES II SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
        (NOT REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE OR GRIP FEE)
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,          INCEPTION
PORTFOLIO                                    1 YEAR         5 YEAR          WHICHEVER IS SHORTER        DATE
-------------------------------------------------------------------------------------------------------------------
Internet Technologies                        -46.85%           N/A                -51.77%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets(A)               -19.71%         -10.09%               -5.58%            10/04/94
-------------------------------------------------------------------------------------------------------------------
Telecommunications                             N/A             N/A                -37.16%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Science & Technology                         -42.07%           N/A                  2.71%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                      -32.06%         -1.05%                 0.41%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Health Sciences                                N/A             N/A                  7.31%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                            -27.02%           N/A                 -0.28%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                       -23.33%           N/A                  7.33%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Blend                          -3.67%            N/A                 -1.09%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Dynamic Growth                               -41.08%           N/A                -44.65%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 N/A             N/A                -17.03%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                          N/A             N/A                -16.08%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -12.24%           N/A                 -6.75%             05/03/99
-------------------------------------------------------------------------------------------------------------------
All Cap Growth                               -24.84%          6.29%                 6.38%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Financial Services                             N/A             N/A                 -7.81%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Overseas                                     -22.20%         -1.93%                 0.88%             01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                          -22.64%           N/A                 -1.36%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Value                          -11.23%           N/A                 -6.23%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation                         -19.56%           N/A                -25.99%             11/01/00
-------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -16.44%          4.28%                 9.43%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                           N/A             N/A                -19.17%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Global Equity                                -17.26%          4.29%                 6.47%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Strategic Growth                               N/A             N/A                -12.67%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth                                       -22.47%          2.59%                 4.14%             07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                             -18.96%          3.15%                 6.00%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
All Cap Value                                  N/A             N/A                 -0.05%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Capital Opportunities                          N/A             N/A                -15.20%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Quantitative Equity(A)                       -24.03%          8.91%                 9.63%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -15.80%          8.56%                 8.33%             12/11/92
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Utilities                                      N/A             N/A                -25.93%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities(A)                      1.71%          1.93%                 8.69%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Small Company Value                            5.05%           N/A                  1.04%             10/01/97
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                  N/A             N/A                  3.74%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Value                                          1.97%           N/A                  6.99%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Tactical Allocation                          -14.60%           N/A                -11.27%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Fundamental Value                              N/A             N/A                 -7.04%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth & Income                              -12.52%          8.95%                10.93%             04/23/91
-------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -3.91%           N/A                 -0.33%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Equity-Income                                 -0.13%          9.34%                10.90%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                                -0.43%          7.45%                 7.59%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
Balanced                                     -11.45%           N/A                  0.22%             01/01/97
-------------------------------------------------------------------------------------------------------------------
High Yield                                    -6.80%           N/A                  0.07%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                                 4.76%          4.10%                 5.59%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                                   -0.88%         -0.30%                 3.91%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Total Return                                   6.77%           N/A                  5.21%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                        5.83%          5.11%                 5.13%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                               5.59%          6.47%                 6.36%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                     5.54%          5.18%                 4.93%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Money Market                                   2.14%          3.40%                 3.03%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Small Cap Index                                0.08%           N/A                 -4.35%             05/01/00
-------------------------------------------------------------------------------------------------------------------
International Index                          -23.49%           N/A                -20.39%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -3.11%           N/A                  1.71%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -12.65%           N/A                -13.93%             05/01/00
-------------------------------------------------------------------------------------------------------------------
500 Index                                    -13.60%           N/A                -14.22%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -14.88%           N/A                  0.36%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -10.31%           N/A                  3.02%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                        -6.11%           N/A                  4.33%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -2.48%           N/A                  5.33%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                     1.78%           N/A                  5.98%             01/07/97
-------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B) 10 year average annual return.



                Standardized Average Annual Total Return Figures

           FOR CONTRACTS THAT INVEST IN SERIES II SHARES OF THE TRUST
         (REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE AND GRIP FEE)
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,          INCEPTION
PORTFOLIO                                    1 YEAR         5 YEAR          WHICHEVER IS SHORTER       DATE(B)
-------------------------------------------------------------------------------------------------------------------
Internet Technologies                        -50.11%           N/A                -53.70%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                 -24.69%           N/A                -11.64%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Telecommunications                             N/A             N/A                -40.95%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Science & Technology                         -45.64%           N/A                  1.20%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                      -36.26%         -2.60%                -0.90%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Health Sciences                                N/A             N/A                  0.74%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                            -31.53%           N/A                 -1.88%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                       -28.08%           N/A                  5.89%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Blend                           -9.67%           N/A                 -3.69%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Dynamic Growth                               -44.71%           N/A                -43.60%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 N/A             N/A                -22.08%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                          N/A             N/A                -21.18%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -17.69%           N/A                 -9.31%             05/03/99
-------------------------------------------------------------------------------------------------------------------
All Cap Growth                               -29.49%          4.84%                 5.16%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Financial Services                             N/A             N/A                -13.43%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Overseas                                     -27.02%         -3.52%                -0.27%             01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                          -27.43%           N/A                 -2.94%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Value                          -16.75%           N/A                 -8.76%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation                         -24.55%           N/A                -30.46%             11/01/00
-------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -21.63%          2.74%                 9.72%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                           N/A             N/A                -24.08%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Global Equity                                -22.40%          2.74%                 6.90%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Strategic Growth                               N/A             N/A                -17.99%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth                                       -27.27%          1.05%                 2.85%             07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                             -23.99%          1.60%                 5.21%             11/02/92
-------------------------------------------------------------------------------------------------------------------
All Cap Value                                  N/A             N/A                 -6.15%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Capital Opportunities                          N/A             N/A                -20.37%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Quantitative Equity                          -28.74%           N/A                  7.68%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -21.03%          7.17%                 7.42%             12/11/92
-------------------------------------------------------------------------------------------------------------------
Utilities                                      N/A             N/A                -30.42%             04/30/01
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Real Estate Securities                        -4.63%           N/A                  0.73%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Value                           -1.50%           N/A                 -0.95%             10/01/97
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                  N/A             N/A                 -2.60%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Value                                         -4.38%           N/A                  5.46%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Tactical Allocation                          -19.90%           N/A                -14.07%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Fundamental Value                              N/A             N/A                -12.71%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth & Income                              -17.95%          7.57%                10.61%             11/02/92
-------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -9.89%           N/A                 -2.98%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Equity-Income                                 -6.34%          7.92%                10.08%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                                -6.63%          5.96%                 6.85%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Balanced                                     -16.95%           N/A                 -1.37%             01/01/97
-------------------------------------------------------------------------------------------------------------------
High Yield                                   -12.60%           N/A                 -1.55%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                                -1.77%          2.47%                 4.68%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                                   -7.05%         -1.95%                 3.26%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Total Return                                   0.11%           N/A                  2.45%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                       -0.76%          3.52%                 4.18%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                              -0.99%          4.93%                 5.53%             11/02/92
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                    -1.04%          3.58%                 3.97%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Money Market                                  -4.22%          1.75%                 2.09%             11/02/92
-------------------------------------------------------------------------------------------------------------------
Small Cap Index                               -6.15%           N/A                 -6.64%             05/01/00
-------------------------------------------------------------------------------------------------------------------
International Index                          -28.23%           N/A                -22.20%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -9.14%           N/A                 -2.66%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -18.08%           N/A                -16.09%             05/01/00
-------------------------------------------------------------------------------------------------------------------
500 Index                                    -18.96%           N/A                -16.37%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -20.17%           N/A                 -1.25%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -15.89%           N/A                  1.40%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                       -11.95%           N/A                  2.74%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -8.55%           N/A                  3.77%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                    -4.56%           N/A                  4.43%             01/07/97
-------------------------------------------------------------------------------------------------------------------



(B) Inception date of the sub-account of the Variable Account which invests in the portfolio.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
           FOR CONTRACTS THAT INVEST IN SERIES II SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
         (REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE AND GRIP FEE)
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,          INCEPTION
PORTFOLIO                                    1 YEAR         5 YEAR          WHICHEVER IS SHORTER        DATE
-------------------------------------------------------------------------------------------------------------------
Internet Technologies                        -50.11%           N/A                -53.70%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets(A)              -24.69%        -11.78%                -6.81%             10/04/94
-------------------------------------------------------------------------------------------------------------------
Telecommunications                             N/A             N/A                -40.95%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Science & Technology                         -45.64%           N/A                  1.20%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                      -36.26%         -2.60%                -0.90%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Health Sciences                                N/A             N/A                  0.74%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                            -31.53%           N/A                 -1.88%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                       -28.08%           N/A                  5.89%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Blend                           -9.67%           N/A                 -3.69%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Dynamic Growth                               -44.71%           N/A                -43.60%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 N/A             N/A                -22.08%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                          N/A             N/A                -21.18%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -17.69%           N/A                 -9.31%             05/03/99
-------------------------------------------------------------------------------------------------------------------
All Cap Growth                               -29.49%          4.84%                 5.16%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Financial Services                             N/A             N/A                -13.43%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Overseas                                     -27.02%         -3.52%                -0.27%             01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                          -27.43%           N/A                 -2.94%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Value                          -16.75%           N/A                 -8.76%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation                         -24.55%           N/A                -30.46%             11/01/00
-------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -21.63%          2.74%                 8.64%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                           N/A             N/A                -24.08%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Global Equity                                -22.40%          2.74%                 5.63%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Strategic Growth                               N/A             N/A                -17.99%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth                                       -27.27%          1.05%                 2.85%             07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                             -23.99%          1.60%                 5.17%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
All Cap Value                                  N/A             N/A                 -6.15%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Capital Opportunities                          N/A             N/A                -20.37%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Quantitative Equity(A)                       -28.74%          7.54%                 8.76%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -21.03%          7.17%                 7.42%             12/11/92
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Utilities                                      N/A             N/A                -30.42%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities(A)                     -4.63%          0.24%                 7.82%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Small Company Value                           -1.50%           N/A                 -0.95%             10/01/97
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                  N/A             N/A                 -2.60%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Value                                         -4.38%           N/A                  5.46%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Tactical Allocation                          -19.90%           N/A                -14.07%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Fundamental Value                              N/A             N/A                -12.71%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth & Income                              -17.95%          7.57%                10.14%             04/23/91
-------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -9.89%           N/A                 -2.98%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Equity-Income                                 -6.34%          7.92%                10.08%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                                -6.63%          5.96%                 6.72%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
Balanced                                     -16.95%           N/A                 -1.37%             01/01/97
-------------------------------------------------------------------------------------------------------------------
High Yield                                   -12.60%           N/A                 -1.55%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                                -1.77%          2.47%                 4.68%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                                   -7.05%         -1.95%                 3.00%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Total Return                                   0.11%           N/A                  2.45%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                       -0.76%          3.52%                 4.21%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                              -0.99%          4.93%                 5.46%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                    -1.04%          3.58%                 4.00%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Money Market                                  -4.22%          1.75%                 2.05%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Small Cap Index                               -6.15%           N/A                 -6.64%             05/01/00
-------------------------------------------------------------------------------------------------------------------
International Index                          -28.23%           N/A                -22.20%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -9.14%           N/A                 -2.66%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -18.08%           N/A                -16.09%             05/01/00
-------------------------------------------------------------------------------------------------------------------
500 Index                                    -18.96%           N/A                -16.37%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -20.17%           N/A                 -1.25%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -15.89%           N/A                  1.40%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                       -11.95%           N/A                  2.74%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -8.55%           N/A                  3.77%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                    -4.56%           N/A                  4.43%             01/07/97
-------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
           FOR CONTRACTS THAT INVEST IN SERIES II SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
         (REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE AND GRIP FEE)
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,          INCEPTION
PORTFOLIO                                    1 YEAR         5 YEAR          WHICHEVER IS SHORTER        DATE
-------------------------------------------------------------------------------------------------------------------
Internet Technologies                        -47.51%           N/A                -52.01%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets(A)              -20.47%        -11.12%                -6.59%             10/04/94
-------------------------------------------------------------------------------------------------------------------
Telecommunications                             N/A             N/A                -50.12%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Science & Technology                         -42.76%           N/A                  2.10%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Small Cap                      -32.78%         -1.84%                -0.28%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Health Sciences                                N/A             N/A                 10.69%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                            -27.75%           N/A                 -0.99%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Emerging Small Company                       -24.08%           N/A                  6.65%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Small Company Blend                           -4.49%           N/A                 -1.77%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Dynamic Growth                               -41.77%           N/A                -41.52%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 N/A             N/A                -24.54%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                          N/A             N/A                -23.25%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                                -13.03%           N/A                 -7.48%             05/03/99
-------------------------------------------------------------------------------------------------------------------
All Cap Growth                               -25.58%          5.53%                 5.68%             03/04/96
-------------------------------------------------------------------------------------------------------------------
Financial Services                             N/A             N/A                -11.71%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Overseas                                     -22.95%         -2.77%                 0.13%             01/09/95
-------------------------------------------------------------------------------------------------------------------
International Stock                          -23.39%           N/A                 -2.05%             01/01/97
-------------------------------------------------------------------------------------------------------------------
International Value                          -12.02%           N/A                 -6.93%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation                         -20.32%           N/A                -26.71%             11/01/00
-------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                      -17.21%          3.49%                 8.68%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                           N/A             N/A                -27.42%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Global Equity                                -18.03%          3.49%                 5.67%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Strategic Growth                               N/A             N/A                -18.56%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth                                       -23.22%          1.84%                 3.46%             07/15/96
-------------------------------------------------------------------------------------------------------------------
Large Cap Growth                             -19.73%          2.37%                 5.20%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
All Cap Value                                  N/A             N/A                 -0.42%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Capital Opportunities                          N/A             N/A                -22.06%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Quantitative Equity(A)                       -24.77%          8.16%                 8.79%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                             -16.58%          7.81%                 7.51%             12/11/92
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Utilities                                      N/A             N/A                -36.27%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities(A)                      0.87%          1.03%                 7.86%(B)          04/30/87
-------------------------------------------------------------------------------------------------------------------
Small Company Value                            4.20%           N/A                  0.11%             10/01/97
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                  N/A             N/A                  5.25%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Value                                          1.14%           N/A                  6.24%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Tactical Allocation                          -15.37%           N/A                -10.85%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Fundamental Value                              N/A             N/A                -10.62%             04/30/01
-------------------------------------------------------------------------------------------------------------------
Growth & Income                              -13.31%          8.20%                10.18%(B)          04/23/91
-------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                          -4.72%           N/A                 -1.04%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Equity-Income                                 -0.95%          8.55%                10.15%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Income & Value                                -1.26%          6.63%                 6.76%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
Balanced                                     -12.24%           N/A                 -0.48%             01/01/97
-------------------------------------------------------------------------------------------------------------------
High Yield                                    -7.60%           N/A                 -0.65%             01/01/97
-------------------------------------------------------------------------------------------------------------------
Strategic Bond                                 3.91%          3.24%                 4.78%             02/19/93
-------------------------------------------------------------------------------------------------------------------
Global Bond                                   -1.70%         -1.19%                 3.04%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Total Return                                   5.92%           N/A                  4.46%             05/03/99
-------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                        4.98%          4.25%                 4.25%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                               4.74%          5.63%                 5.50%(B)          08/03/89
-------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                     4.69%          4.32%                 4.04%(B)          03/18/88
-------------------------------------------------------------------------------------------------------------------
Money Market                                   1.30%          2.53%                 2.10%(B)          06/18/85
-------------------------------------------------------------------------------------------------------------------
Small Cap Index                               -0.75%           N/A                 -3.14%             05/01/00
-------------------------------------------------------------------------------------------------------------------
International Index                          -24.24%           N/A                -19.30%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                 -3.93%           N/A                  1.00%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                     -13.43%           N/A                -12.95%             05/01/00
-------------------------------------------------------------------------------------------------------------------
500 Index                                    -14.38%           N/A                -13.24%             05/01/00
-------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                    -15.66%           N/A                 -0.36%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                         -11.10%           N/A                  2.30%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                        -6.91%           N/A                  3.60%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                        -3.30%           N/A                  4.60%             01/07/97
-------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                     0.95%           N/A                  5.24%             01/07/97
-------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B) 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
    (NOT REFLECTING THE OPTIONAL PAYMENT CREDIT RIDER FEE OR GRIB RIDER FEE)
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                               SINCE INCEPTION
                                                                                 OR 10YEARS
                                                                                 WHICHEVER IS         INCEPTION
PORTFOLIO                                    1 YEAR         5 YEAR                 SHORTER              DATE
-------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio             -8.82%         11.76%                10.11%             9/4/1989
-------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio    -21.72%         13.88%                20.65%             1/25/1995
-------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust-Emerging Markets
Portfolio                                    -15.70%           N/A                 -4.36%             12/31/1997
-------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust-Global Post-Venture
Capital Portfolio                            -33.30%          0.47%                 0.09%             9/30/1996
-------------------------------------------------------------------------------------------------------------------
Dreyfus I.P. MidCap Stock Portfolio           -9.88%           N/A                  0.38%             10/15/1993
-------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth
Fund, Inc. Portfolio                         -27.94%          5.83%                10.68%             5/1/1998
-------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund Portfolio         -36.80%          3.40%                 5.36%             1/3/1995
-------------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio        -28.55%           N/A                 -1.74%             5/3/1999
-------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio             -24.97%          8.02%                 9.57%             5/3/1999
-------------------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio           -29.90%          6.72%                 6.84%             5/1/1997
-------------------------------------------------------------------------------------------------------------------
Scudder Growth and Income Portfolio          -17.47%          2.67%                 8.79%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio              N/A             N/A                 -0.47%             5/1/1996
-------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio              -35.32%         -0.79%                 4.47%             5/5/1998
-------------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio          -27.86%           N/A                 -2.52%             5/1/1996
-------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio                  -21.92%           N/A                  1.62%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio            -6.80%          1.02%                 3.84%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio           -23.69%           N/A                 -3.71%             5/2/1994
-------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio       -3.65%         -1.35%                -1.43%             5/1/2001
-------------------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio                     -34.10%         -9.84%                -2.82%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio                -15.98%         -9.80%                -3.93%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity
Portfolio                                    -40.26%        -11.02%                -1.78%             1/6/1992
-------------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Portfoio        -6.26%          0.02%                 0.60%             5/1/1996
-------------------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio                -3.34%          2.72%                 1.06%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio           -43.55%         -6.32%                 2.43%             5/2/1994
-------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio          -37.05%           N/A                 -5.70%             5/3/1999
-------------------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio               -18.29%         -5.42%                -2.31%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio              N/A             N/A                -11.15%             5/1/2001
-------------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio      -12.86%           N/A                 -0.80%             5/4/1998
-------------------------------------------------------------------------------------------------------------------

                                                                               SINCE INCEPTION        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR              OR 10YEARS             DATE
-------------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio       -6.55%           N/A                 -0.51%             5/4/1998
-------------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio           9.70%          2.96%                 2.91%             5/1/1996
-------------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth
Portfolio                                    -22.71%           N/A                 -6.04%             10/29/1999
-------------------------------------------------------------------------------------------------------------------
SVS Focus Value + Growth Portfolio           -25.78%          0.71%                 3.10%             5/1/1996
-------------------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio                      -18.61%           N/A                 -9.78%             9/1/1999
-------------------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio           N/A             N/A                -17.65%             5/1/2001
-------------------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio        -18.95%           N/A                 -8.02%             10/29/1999
-------------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio     -28.88%           N/A                -13.76%             10/29/1999
-------------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio              N/A             N/A                  N/A               5/1/2002
-------------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio             N/A             N/A                -28.79%             5/1/2001
-------------------------------------------------------------------------------------------------------------------
SVS Turner Mid-Cap Growth Portfolio            N/A             N/A                -17.37%             5/1/2001
--------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.



(B) 10 year average annual return.



              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
    (NOT REFLECTING THE OPTIONAL PAYMENT CREDIT RIDER FEE OR GRIB RIDER FEE)
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                               SINCE INCEPTION        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR              OR 10 YEARS             DATE
-------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio             -3.59%         12.31%                10.14%             9/4/1989
-------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio    -17.31%         14.38%                20.76%             1/25/1995
-------------------------------------------------------------------------------------------------------------------
Credit SuisseTrust-Emerging Markets
Portfolio                                    -10.91%           N/A                 -3.22%             12/31/1997
-------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust-Global Post-Venture
Capital Portfolio                            -29.64%          1.26%                 0.66%             9/30/1996
-------------------------------------------------------------------------------------------------------------------
Dreyfus I.P. MidCap Stock Portfolio           -4.72%           N/A                  1.71%             10/15/1993
-------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth
Fund, Inc. Portfolio                         -23.93%          6.49%                10.71%             5/1/1998
-------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund Portfolio         -33.36%          4.13%                 5.60%             1/3/1995
-------------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio        -24.58%           N/A                  0.02%             5/3/1999
-------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio             -20.77%          8.63%                 9.60%             5/3/1999
-------------------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio           -26.01%          7.37%                 7.27%             5/1/1997
-------------------------------------------------------------------------------------------------------------------
Scudder Growth and Income Portfolio          -12.79%          3.42%                 8.83%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio              N/A             N/A                  5.29%             5/1/1996
-------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio              -31.78%         -0.02%                 4.50%             5/5/1998
-------------------------------------------------------------------------------------------------------------------

                                                                               SINCE INCEPTION        INCEPTION
PORTFOLIO                                    1 YEAR         5 YEAR               OR 10 YEARS            DATE
-------------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio          -23.84%           N/A                 -0.78%             5/1/1996
-------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio                  -17.52%           N/A                  2.46%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio            -1.43%          1.81%                 4.32%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio           -19.41%           N/A                 -2.45%             5/2/1994
-------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio        1.91%         -0.58%                -1.38%             5/1/2001
-------------------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio                     -30.48%         -9.17%                -2.78%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio                -11.20%         -9.13%                -3.88%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity
Portfolio                                    -37.04%        -10.37%                -1.74%             1/6/1992
-------------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Portfolio       -0.87%          0.80%                 1.14%             5/1/1996
-------------------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio                 2.24%          3.47%                 1.12%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio           -40.54%         -5.62%                 2.47%             5/2/1994
-------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio          -33.62%           N/A                 -4.03%             5/3/1999
-------------------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio               -13.66%         -4.70%                -2.26%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio              N/A             N/A                 -6.07%             5/1/2001
-------------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio       -7.89%           N/A                  0.52%             5/4/1998
-------------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio       -1.17%           N/A                  0.80%             5/4/1998
-------------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio          15.75%          3.71%                 3.41%             5/1/1996
-------------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth
Portfolio                                    -18.37%           N/A                 -3.98%             10/29/1999
-------------------------------------------------------------------------------------------------------------------
SVS Focus Value + Growth Portfolio           -21.63%          1.49%                 3.59%             5/1/1996
-------------------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio                      -14.00%           N/A                 -7.96%             9/1/1999
-------------------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio           N/A             N/A                -12.98%             5/1/2001
-------------------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio        -14.37%           N/A                 -6.02%             10/29/1999
-------------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio     -24.93%           N/A                -11.90%            10/29/1999
-------------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio              N/A             N/A                  N/A               5/1/2002
-------------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio             N/A             N/A                -24.84%             5/1/2001
-------------------------------------------------------------------------------------------------------------------
SVS Turner Mid-Cap Growth Portfolio            N/A             N/A                -12.69%             5/1/2001
--------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.



(B) 10 year average annual return.



              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
      (REFLECTING THE OPTIONAL PAYMENT CREDIT RIDER FEE AND GRIB RIDER FEE)
                       CALCULATED AS OF DECEMBER 31, 2002

                                                                               SINCE INCEPTION        INCEPTION
PORTFOLIO                                    1 YEAR         5 YEAR               OR 10 YEARS            DATE
-------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio            -11.15%         10.98%                 9.44%             9/4/1989
-------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio    -23.73%         13.13%                20.01%             1/25/1995
-------------------------------------------------------------------------------------------------------------------
Credit SuisseTrust-Emerging Markets
Portfolio                                    -17.87%           N/A                 -5.47%             12/31/1997
-------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust-Global Post-Venture
Capital Portfolio                            -35.03%         -0.35%                -0.82%             9/30/1996
-------------------------------------------------------------------------------------------------------------------
Dreyfus I.P. MidCap Stock Portfolio          -12.18%           N/A                 -0.85%             10/15/1993
-------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth
Fund, Inc. Portfolio                         -29.80%          5.03%                10.04%             5/1/1998
-------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund Portfolio         -38.44%          2.58%                 4.60%             1/3/1995
-------------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio        -30.40%           N/A                 -3.09%             5/3/1999
-------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio             -26.90%          7.24%                 8.93%             5/3/1999
-------------------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio           -31.71%          5.91%                 6.04%             5/1/1997
-------------------------------------------------------------------------------------------------------------------
Scudder Growth and Income Portfolio          -19.59%          1.82%                 8.09%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio              N/A             N/A                 -2.89%             5/1/1996
-------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio              -37.00%         -1.60%                 3.82%             5/5/1998
-------------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio          -29.72%           N/A                 -3.86%             5/1/1996
-------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio                  -23.93%           N/A                  0.74%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio            -9.18%          0.18%                 2.99%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio           -25.66%           N/A                 -4.89%             5/2/1994
-------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio       -6.11%         -2.25%                -2.26%             5/1/2001
-------------------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio                     -35.81%        -10.69%                -3.56%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio                -18.13%        -10.69%                -4.72%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity
Portfolio                                    -41.82%        -11.84%                -2.46%             1/6/1992
-------------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Portfolio       -8.66%         -0.86%                -0.29%             5/1/1996
-------------------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio                -5.81%          1.81%                 0.27%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio           -45.03%         -7.12%                 1.67%             5/2/1994
-------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio          -38.68%           N/A                 -6.99%             5/3/1999
-------------------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio               -20.38%         -6.29%                -3.11%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio              N/A             N/A                -13.32%             5/1/2001
-------------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio      -15.09%           N/A                 -2.04%             5/4/1998
-------------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio       -8.94%           N/A                 -1.76%             5/4/1998
-------------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio           6.97%          2.04%                 1.99%             5/1/1996
-------------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth
Portfolio                                    -24.70%           N/A                 -7.61%             10/29/1999
-------------------------------------------------------------------------------------------------------------------
SVS Focus Value + Growth Portfolio           -27.69%         -0.11%                 2.27%             5/1/1996
-------------------------------------------------------------------------------------------------------------------

                                                                               SINCE INCEPTION        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR              OR 10 YEARS            DATE
-------------------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio                      -20.70%           N/A                -11.23%             9/1/1999
-------------------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio           N/A             N/A                -19.67%             5/1/2001
-------------------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio        -21.03%           N/A                 -9.58%             10/29/1999
-------------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio     -30.72%           N/A                -15.25%             10/29/1999
-------------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio              N/A             N/A                  N/A               5/1/2002
-------------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio             N/A             N/A                -30.54%             5/1/2001
-------------------------------------------------------------------------------------------------------------------
SVS Turner Mid-Cap Growth Portfolio            N/A             N/A                -19.39%             5/1/2001
--------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.



(B) 10 year average annual return.



              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
      (REFLECTING THE OPTIONAL PAYMENT CREDIT RIDER FEE AND GRIB RIDER FEE)
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                               SINCE INCEPTION        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR              OR 10YEARS              DATE
-------------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio             -4.24%         11.66%                 9.48%             9/4/1989
-------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio    -17.92%         13.76%                20.20%             1/25/1995
-------------------------------------------------------------------------------------------------------------------
Credit SuisseTrust-Emerging Markets
Portfolio                                    -11.54%           N/A                 -3.91%             12/31/1997
-------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust-Global Post-Venture
Capital Portfolio                            -30.20%          0.62%                 0.00%             9/30/1996
-------------------------------------------------------------------------------------------------------------------
Dreyfus I.P. MidCap Stock Portfolio           -5.37%           N/A                  1.08%             10/15/1993
-------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth
Fund, Inc. Portfolio                         -24.52%          5.88%                10.11%             5/1/1998
-------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund Portfolio         -33.91%          3.50%                 5.01%             1/3/1995
-------------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Portfolio        -25.16%           N/A                 -0.52%             5/3/1999
-------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Portfolio             -21.36%          8.02%                 8.96%             5/3/1999
-------------------------------------------------------------------------------------------------------------------
Scudder Global Discovery Portfolio           -26.59%          6.73%                 6.66%             5/1/1997
-------------------------------------------------------------------------------------------------------------------
Scudder Growth and Income Portfolio          -13.42%          2.77%                 8.24%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder Health Sciences Portfolio              N/A             N/A                  7.64%             5/1/1996
-------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio              -32.34%         -0.66%                 3.85%             5/5/1998
-------------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Portfolio          -24.43%           N/A                 -1.32%             5/1/1996
-------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio                  -18.13%           N/A                  1.87%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Portfolio            -2.10%          1.15%                 3.70%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio           -20.01%           N/A                 -3.05%             5/2/1994
-------------------------------------------------------------------------------------------------------------------

                                                                               SINCE INCEPTION        INCEPTION
PORTFOLIO                                    1 YEAR          5 YEAR              OR 10YEARS             DATE
-------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Portfolio        1.23%         -1.30%                -2.20%             5/1/2001
-------------------------------------------------------------------------------------------------------------------
Scudder Growth Portfolio                     -31.05%         -9.88%                -3.51%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio                -11.83%         -9.87%                -4.66%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity
Portfolio                                    -37.58%        -11.04%                -2.36%             1/6/1992
-------------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Portfolio       -1.53%          0.10%                 0.48%             5/1/1996
-------------------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio                 1.56%          2.78%                 0.33%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio           -41.07%         -6.26%                 1.88%             5/2/1994
-------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio          -34.17%           N/A                 -4.54%             5/3/1999
-------------------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio               -14.28%         -5.41%                -3.06%             1/1/1990
-------------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio              N/A             N/A                 -9.26%             5/1/2001
-------------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio       -8.53%           N/A                 -0.13%             5/4/1998
-------------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio       -1.84%           N/A                  0.16%             5/4/1998
-------------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio          15.02%          3.00%                 2.74%             5/1/1996
-------------------------------------------------------------------------------------------------------------------
SVS Eagle Focused Large Cap Growth
Portfolio                                    -18.97%           N/A                 -4.61%             10/29/1999
-------------------------------------------------------------------------------------------------------------------
SVS Focus Value + Growth Portfolio           -22.23%          0.86%                 3.00%             5/1/1996
-------------------------------------------------------------------------------------------------------------------
SVS Index 500 Portfolio                      -14.62%           N/A                 -8.56%             9/1/1999
-------------------------------------------------------------------------------------------------------------------
SVS INVESCO Dynamic Growth Portfolio           N/A             N/A                -19.07%             5/1/2001
-------------------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio        -14.99%           N/A                 -6.65%             10/29/1999
-------------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio     -25.51%           N/A                -12.52%             10/29/1999
-------------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio              N/A             N/A                  N/A               5/1/2002
-------------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio             N/A             N/A                -34.99%             5/1/2001
-------------------------------------------------------------------------------------------------------------------
SVS Turner Mid-Cap Growth Portfolio            N/A             N/A                -18.65%             5/1/2001
--------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.



(B) 10 year average annual return.

                                   APPENDIX E



                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001
       (NOT REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE AND GRIP FEE)



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR          WHICHEVER IS SHORTER      DATE(A)
-------------------------------------------------------------------------------------------------------------------
Growth Fund                                      %                %                    %
-------------------------------------------------------------------------------------------------------------------
International Fund                               %                %                    %
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth and Income Fund                 %                %                    %
-------------------------------------------------------------------------------------------------------------------
Growth-Income Fund                               %                %                   -%
-------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001
         (REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE AND GRIP FEE)



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR          WHICHEVER IS SHORTER      DATE(A)
-------------------------------------------------------------------------------------------------------------------
Growth Fund                                      %                %                    %
-------------------------------------------------------------------------------------------------------------------
International Fund                               %                %                    %
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth and Income Fund                 %                %                    %
-------------------------------------------------------------------------------------------------------------------
Growth-Income Fund                               %                %                   -%
-------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001
       (NOT REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE AND GRIP FEE)



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR          WHICHEVER IS SHORTER      DATE(A)
-------------------------------------------------------------------------------------------------------------------
Growth Fund                                      %                %                    %
-------------------------------------------------------------------------------------------------------------------
International Fund                               %                %                    %
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth and Income Fund                 %                %                    %
-------------------------------------------------------------------------------------------------------------------
Growth-Income Fund                               %                %                   -%
--------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001
         (REFLECTING THE OPTIONAL PAYMENT ENHANCEMENT FEE AND GRIP FEE)



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                     1 YEAR           5 YEAR          WHICHEVER IS SHORTER      DATE(A)
-------------------------------------------------------------------------------------------------------------------
Growth Fund                                      %                %                    %
-------------------------------------------------------------------------------------------------------------------
International Fund                               %                %                    %
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth and Income Fund                 %                %                    %
-------------------------------------------------------------------------------------------------------------------
Growth-Income Fund                               %                %                   -%
--------------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.]

                          AUDITED FINANCIAL STATEMENTS

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:
         Old Name                                New Name
FNAL Variable Account               The Manufacturers Life Insurance Company of
                                    New York
                                    Separate Account A
First North American Life           The Manufacturers Life Insurance Company of
Assurance Company                   New York

The following name changes took place November 1, 1997:
         Old Name                                New Name
NAWL Holding Co., Inc.              Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:
         Old Name                                New Name
Wood Logan Associates, Inc.         Manulife Wood Logan, Inc.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements

                  (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of New York Separate Account A (Part B of the registration statement). TO BE FILED BY AMENDMENT

                  (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of New York (Part B of the registration statement). TO BE FILED BY AMENDMENT

         (b)      Exhibits

                  (1)      (a)      Resolution of the Board of Directors of
                                    First North American Life Assurance Company establishing the FNAL Variable Account - incorporated by reference to Exhibit
                                    (b)(1)(a) to Form N-4, File No. 33-46217
                                    filed February 25, 1998.

                           (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - incorporated by reference to Exhibit
                                    (b)(1)(b) to Form N-4, File No. 33-46217
                                    filed February 25, 1998.

                           (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - incorporated by reference to Exhibit (b)(1)(c) to Form N-4, File No. 33-46217 filed February 25, 1998.

                  (2) Agreements for custody of securities and similar investments - Not Applicable.

                  (3)      (a)      Form of Underwriting and Distribution
                                    Agreement-Incorporated by reference to
                                    Exhibit (b) (2) to post-effective amendment no. 12 to this registration statement filed
                                    March 1, 2002 ("Post-Effective Amendment no.
                                    12")

                           (b) Form of Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Securities Services, LLC (Underwriter), and General Agents - incorporated by reference to Exhibit (3)(b) to Post-Effective Amendment no. 12.

                  (4)      (a)(i)   Form of Specimen Flexible Purchase Payment
                                    Individual Deferred Combination Fixed and
                                    Variable Annuity Contract, Non-Participating
                                    (v24) - previously filed as Exhibit
                                    (b)(4)(a) to post-effective amendment no. 4 to Registrant's Registration Statement on
                                    Form N-4, File No.33-79112, dated March 2,
                                    1998.

                           (a)(ii) Form of Specimen Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating
                                    (v9) - incorporated by reference to Exhibit
                                    (b)(4) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4, File No. 33-46217, dated February 25, 1998.

                           (b)(i)   Specimen Endorsements to Contract (v24) -
                                    (i) ERISA Tax-Sheltered Annuity, (ii)
                                    Tax-Sheltered Annuity, (iii) Qualified Plan
                                    Endorsement Section 401 Plans, (iv) Simple
                                    Individual Retirement Annuity, (v) Unisex
                                    Benefits and Payments, (vi) Individual
                                    Retirement Annuity - previously filed as Exhibit (b)(4)(b) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1998.

                           (b)(ii) Specimen Death Benefit Endorsement (v9) - previously filed as Exhibit (b)(4)(i) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed April 30, 1996.

                           (b)(iii) Specimen Death Benefit Endorsement (v9) -
                                    previously filed as Exhibit (b)(3)(iii) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 28, 1997.

                           (b)(iv)  Roth Individual Retirement Annuity
                                    Endorsement - previously filed as Exhibit
                                    (b)(3)(iv) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1999.

                           (b)(v) Payment Enhancement Annuity Endorsement - previously filed as Exhibit (b)(3)(v) to post-effective amendment no.1 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 25, 2001.

                  (5)      (a)(i)   Form of Specimen Application for Flexible
                                    Purchase Payment Individual Deferred
                                    Combination Fixed and Variable Annuity
                                    Contract, Non-Participating (v24) -
                                    previously filed as Exhibit (b)(5)(a)(i) to post-effective amendment no. 8 to
                                    Registrant's Registration Statement on Form
                                    N-4 File, No.33-79112, filed February 25,
                                    2000.

                           (a)(ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9) - previously filed as Exhibit (b)(5) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                  (6)      (a)(i)   Declaration of Intention and Charter of
                                    First North American Life Assurance Company
                                    - incorporated by reference to Exhibit
                                    (b)(6)(a)(i) to post-effective amendment no.
                                    7 to Registrant's Registration Statement on
                                    Form N-4 File, No.33-46217, filed February
                                    25, 1998.

                           (a)(ii) Certificate of Amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - incorporated by reference to Exhibit
                                    (b)(6)(a)(ii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                           (a)(iii) Certificate of Amendment of the Declaration
                                    of Intention and Charter of The
                                    Manufacturers Life Insurance Company of New
                                    York - incorporated by reference to Exhibit
                                    (b)(6)(a)(iii) to post-effective
                                    amendment no. 7 to Registrant's Registration
                                    Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                           (b) By-laws of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit (b)(3)(c) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                  (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

                  (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                           (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.) - incorporated by reference to Exhibit (8) (a) to Post-Effective Amendment no. 12.

                           (b) Investment Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit 1(A)(8)(c) to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

                  (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered (June 28, 1994) - previously filed as Exhibit (b)(9) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

                  (10) Written consent of Ernst & Young LLP - TO BE FILED BY AMENDMENT

                  (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

                  (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

                  (13) Schedules of computations - Incorporated by reference to Exhibit (b)(13) to post effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

                  (14)     (a)      Power of Attorney - The Manufacturers Life
                                    Insurance Company of New York Directors is incorporated by reference to exhibit 7 to pre-effective amendment no. 1 to The
                                    Manufacturers Life Insurance Company of New
                                    York Separate Account B Registration
                                    Statement on Form S-6, filed March 16, 1998.

                           (b) Power of Attorney, James O'Malley and Thomas Borshoff - previously filed as Exhibit
                                    (b)(14)(b) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

                           (c) Power of Attorney, James D. Gallagher and James R. Boyle - incorporated by reference to Exhibit (7)(iii) to pre-effective amendment no. 1 to the Registration Statement on Form S-6, File No. 333-83023, filed November 1, 1999.

                           (d) Power of Attorney, Robert Cook - previously filed as Exhibit (b)(14)(d) to post-effective amendment no. 8 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

                           (e) Power of Attorney, Bradford J. Race Jr. - incorporated by reference to Exhibit (14) to Post-Effective Amendment No. 12.

                  (27)     Financial Data Schedule - Not Applicable

Item 25. Directors and Officers of the Depositor.


OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

           NAME AND              POSITION WITH THE MANUFACTURERS LIFE INSURANCE
  PRINCIPAL BUSINESS ADDRESS                  COMPANY OF NEW YORK
Bruce Avedon                                      Director
6601 Hitching Post Lane
Cincinnati, OH 45230

Thomas Borshoff                                   Director
3 Robin Drive
Rochester, NY  14618

James R. Boyle                                    Director
500 Boylston Street
Boston, MA  02116

Robert Cook                                       Director
73 Tremont Street
Boston, MA 02108

John D. DesPrez III                         Director and Chairman
73 Tremont Street
Boston, MA 02108

Ruth Ann Fleming                                  Director
205 Highland Avenue
Short Hills, NJ 07078

James D. Gallagher                        Director and President
73 Tremont Street
Boston, MA 02108

David W. Libbey                                   Treasurer
500 Boylston Street
Boston, MA  02116

Neil M. Merkl, Esq.                               Director
35-35 161st Street
Flushing, NY 11358
James P. O'Malley                       Director, VP-Pension Marketing
200 Bloor Street East
Toronto, Ontario
Canada M4W 1E5

Bradford J. Race Jr                               Director
136 East 64th Street
New York, NY  10021

Nicole Humblias                    Assistant Vice President and Chief
73 Tremont Street                     Administrative Officer
Boston, MA  02108

Kim Ciccarelli                              Secretary & Counsel

             NAME AND                POSITION WITH THE MANUFACTURERS LIFE
     PRINCIPAL BUSINESS ADDRESS         INSURANCE COMPANY OF NEW YORK

73 Tremont Street
Boston, MA 02108

John Ostler                                  Appointed Actuary
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                          CORPORATE ORGANIZATION CHART

                                                                                                              JURISDICTION OF
AFFILIATE                                                                         LEGAL ID     % OF EQUITY     INCORPORATION
-----------------------------------------------------------------------------------------------------------------------------
MANULIFE FINANCIAL CORPORATION                                                         2            100            Canada
  The Manufacturers Life Insurance Company                                             1            100            Canada
     Manulife Bank of Canada                                                          58            100            Canada
     Manulife Financial Services Inc.                                                190            100            Canada
     Manulife Securities International Ltd.                                           79            100            Canada
     Enterprise Capital Management Inc.                                                              20            Ontario
     Cantay Holdings Inc.                                                             51            100            Ontario
     994744 Ontario Inc.                                                             122            100            Ontario
     DomLife Realty Limited                                                          108            100            Canada
     Innova LifeSciences Corporation                                                                 16.01         Ontario
     1293319 Ontario Inc.                                                            170            100            Ontario
     Manulife International Capital Corporation Limited                              135            100            Ontario
       Golf Town Canada Inc.                                                         145             63.96         Canada
       Regional Power Inc.                                                           136             80            Ontario
                           ADDALAM POWER CORPORATION(1)                                              50            Philippines
       VFC Inc.                                                                                      25            Canada
       Luxell Technologies Inc.                                                                      12.57         Ontario
       MDR Switchview Global Networks Inc.                                                           10.45         Canada
     NAL Resources Management Limited                                                120            100            Canada
     Seamark Asset Management Ltd.                                                   118             35.01         Canada
     First North American Insurance Company                                          111            100            Canada
     MLI Resources Inc.                                                              194            100            Alberta
     3426505 Canada Inc.                                                             161            100            Canada
     NAL Resources Limited                                                           117            100            Alberta
     FNA Financial Inc.                                                              115            100            Canada
       Elliot & Page Limited                                                         116            100            Ontario
     3550435 Canada Inc.                                                             107            100            Canada
       MFC Insurance Company Limited                                                 106            100            Canada
     The Manufacturers Investment Corporation                                         87            100            Michigan
       Manulife Reinsurance Limited                                                   67            100            Bermuda
       The Manufacturers Life Insurance Company (U.S.A.)                              19            100            Michigan
         Manufacturers Securities Services, LLC                                       97             90(2)         Delaware
         The Manufacturers Life Insurance Company of New York                         94            100            New York
         Manulife Financial Securities, LLC                                            5            100            Delaware
         Thornhill Leasing Investments, LLC                                                          90            Delaware
         ESLS Investment Limited, LLC                                                167             25            Ohio

                                                                                                              JURISDICTION OF
AFFILIATE                                                                         LEGAL ID     % OF EQUITY     INCORPORATION
-----------------------------------------------------------------------------------------------------------------------------
         Ironside Venture Partners II LLC                                            197            100            Delaware
         Ironside Venture Partners I LLC                                             196            100            Delaware
           NewRiver Investor Communications Inc.                                                     14.67         Delaware
         The Manufacturers Life Insurance Company of America                          17            100            Michigan
         ManuLife Service Corporation                                                  7            100            Colorado
         Manulife Property Management of Washington, D.C., Inc.                                     100            Wash., D.C.
         Manulife Capital Corporation                                                144            100            Delaware
           MF Private Capital Securities, Inc.                                       119            100            Delaware
           MCC Asset Management, Inc.                                                186            100            Delaware
         Manufacturers Adviser Corporation                                             6            100            Colorado
         Manulife Leasing Co., LLC                                                                   80            Delaware
         Cavalier Cable Inc.                                                                        100            Delaware
         Ennal, Inc.                                                                 124            100            Ohio
         Dover Leasing Investments, LLC                                                              99            Delaware
         Flex Holding, LLC                                                                           27.7          Delaware
           Flex Leasing I, LLC                                                                       99.99         Delaware
         Flex Leasing II, LLC                                                                        19.6          Delaware
     Manulife International Investment Management Limited                             64            100            U.K.
       Manulife International Fund Management Limited                                               100            U.K.
     WT (SW) Properties Ltd.                                                          82            100            U.K.
     Manulife Europe Ruckversicherungs-Aktiengesellschaft                            138            100            Germany
     Manulife International Holdings Limited                                         152            100            Bermuda
       Manulife Provident Funds Trust Company Limited                                163            100            Hong Kong
       Manulife Funds Direct (Barbados) Limited                                       78            100            Barbados
         P.T. Manulife Aset Manajemen Indonesia                                                      55            Indonesia
         Manulife Funds Direct (Hong Kong) Limited                                                  100            Hong Kong
       Manulife (International) Limited                                               28            100            Bermuda
         The Manufacturers (Pacific Asia) Insurance Company Limited                   61            100            Hong Kong
                                          MANULIFE CONSULTANTS LIMITED                              100            Hong Kong
                                    MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                        100            Hong Kong
         Manulife Financial Management Limited                                                      100            Hong Kong
         Manulife Financial Group Limited                                                           100            Hong Kong
         Manulife Financial Investment Limited                                                      100            Hong Kong
         Manulife-Sinochem Life Insurance Co. Ltd.                                    43             51            China
     Manulife (Vietnam) Limited                                                      188            100            Vietnam
     The Manufacturers Life Insurance Co. (Phils.), Inc.                             164            100            Philippines
       Manulife Financial Plans, Inc.                                                187            100            Philippines
     P.T. Asuransi Jiwa Manulife Indonesia                                            42             71            Indonesia
       P.T. Buanadaya Sarana Informatika                                                            100            Indonesia
                                 P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                              100            Indonesia
     OUB Manulife Pte. Ltd.                                                           14             50            Singapore
     MIL Holdings (Bermuda) Limited                                                  147            100            Bermuda
       ManuLife (International) Reinsurance Limited                                   34            100            Bermuda
                                     MANUFACTURERS LIFE REINSURANCE LIMITED           49            100            Barbados
         Manulife Management Services Ltd.                                           191            100            Barbados
         Manufacturers P&C Limited                                                    36            100            Barbados
     Manulife European Holdings (Alberta) Limited                                    146            100            Alberta
       Manulife Hungary Holdings KFT                                                 149             99(3)         Hungary
     Manulife Century Investments (Alberta) Inc.                                     171            100            Alberta
       Manulife Life Insurance Company                                               180             35(4)         Japan
       Manulife Century Investments (Bermuda) Limited                                172            100            Bermuda
         Manulife Century Investments (Luxembourg) S.A.                              173            100            Luxembourg
           Manulife Century Investments (Netherlands) B.V.                           174            100            Netherlands
             Daihyaku Manulife Holdings (Bermuda) Limited                            175            100            Bermuda

                                                                                                              JURISDICTION OF
AFFILIATE                                                                         LEGAL ID     % OF EQUITY     INCORPORATION
-----------------------------------------------------------------------------------------------------------------------------
             Manulife Century Holdings (Netherlands) B.V.                            195            100            Netherlands
                Kyoritsu Confirm Co., Ltd.                                           179             90.9(5)       Japan
                Manulife Premium Collection Co., Ltd.                                178             57(6)         Japan
     Manulife Holdings (Hong Kong) Limited                                            15            100            Hong Kong
     Manulife (Malaysia) SDN.BHD.                                                     74            100            Malaysia
     Manulife Financial Systems (Hong Kong) Limited                                   53            100            Hong Kong
     Chinfon-Manulife Insurance Company Limited                                       59             60            Bermuda
     MF Leasing (Canada) Inc.                                                        169            100            Ontario
     Manulife Data Services Inc.                                                      81            100            Barbados
     Manucab Ltd.                                                                     30            100            Canada

1    Inactive subsidiaries are noted in italics.

2 10% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

3 1% of Manulife Hungary Holdings KFT is owned by Manulife Century Investments (Alberta) Inc.

4 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.

5    9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance
     Company.

6 10% of Manulife Premium Collection Co., Ltd. is owned by Manulife Life Insurance Company.

Item 27. Number of Contract Owners.

As of February 1, 2003, there were 9,200 qualified and 12,448 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a.       Name of Investment Company                  Capacity In Which Acting

         Set forth below is information concerning other investment companies for which Manulife Financial Securities LLC, the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

         The Manufacturers Life Insurance              Principal Underwriter
         Company (U.S.A.)
         Separate Account H

         The Manufacturers Life Insurance              Principal Underwriter
         Company (U.S.A.)
         Separate Account I

         The Manufacturers Life Insurance              Principal Underwriter
         Company (U.S.A.)
         Separate Account J

         The Manufacturers Life Insurance              Principal Underwriter
         Company (U.S.A.)
         Separate Account K

         The Manufacturers Life Insurance              Principal Underwriter
         Company (U.S.A.)

         Separate Account M

         The Manufacturers Life Insurance              Principal Underwriter
         Company of New York Separate
         Account A

         The Manufacturers Life Insurance              Principal Underwriter
         Company of New York Separate
         Account B

      b. The Manufacturers Life Insurance Company (U.S.A.) is the sole member of Manulife Financial Securities LLC (MFS LLC) and the following officers of The Manufacturers Life Insurance Company (U.S.A.) have power to act on behalf of Manulife Financial Securities, LLC: John DesPrez* (Chairman and President), John Ostler** (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President , Secretary and General Counsel) The board of managers of MFS LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of MFS LLC.

*Principal business office is 73 Tremont Street, Boston, MA  02108

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***Principal business office is 680 Washington Blvd, Stamford, CT  06901

c.       None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company

                                  EXHIBIT INDEX

Exhibit No.                Description
-----------                -----------

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A, has caused this amended Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 27th day of February, 2003.

                                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                     OF NEW YORK SEPARATE ACCOUNT A
                                                (Registrant)

                                    By: THE MANUFACTURERS LIFE INSURANCE
                                         COMPANY OF NEW YORK
                                              (Depositor)

                                    By: /s/ JAMES D. GALLAGHER
                                        ----------------------------------
                                        James D. Gallagher
                                        President

Attest

/s/ KIM CICCARELLI
-------------------------------
Kim Ciccarelli
Secretary

Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amended Registration Statement to be signed on its behalf by the undersigned on the 27th day of February, 2003 in the City of Boston, and Commonwealth of Massachusetts.

                                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                     OF NEW YORK SEPARATE ACCOUNT A
                                                (Registrant)

                                    By: THE MANUFACTURERS LIFE INSURANCE
                                         COMPANY OF NEW YORK
                                              (Depositor)

                                    By: /s/ JAMES D. GALLAGHER
                                        ----------------------------------
                                        James D. Gallagher
                                        President

Attest

/s/ KIM CICCARELLI
--------------------------
Kim Ciccarelli
Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 27th day of February, 2003.

SIGNATURE                                            TITLE

/s/ JAMES D. GALLAGHER                               Director and President
------------------------------------                 (Principal Executive
James D. Gallagher                                   Officer)

*___________________________________                 Director and Chairman
John D. DesPrez, III

*___________________________________                 Director
Ruth Ann Fleming

*___________________________________                 Director
Neil M. Merkl

*___________________________________                 Director
Thomas Borshoff

*___________________________________                 Director
Bradford J. Race Jr.

*___________________________________                 Director
James R. Boyle

*___________________________________                 Director
Bruce Avedon

*___________________________________                 Director
James P. O'Malley

*___________________________________                 Director
Robert Cook

/s/ DAVID W. LIBBEY                                  Treasurer (Principal
------------------------------------                 Financial and Accounting
David W. Libbey                                      Officer)

*By: /s/ DAVID W. LIBBEY
     -----------------------
     David W. Libbey
     Attorney-in-Fact Pursuant
     to Powers of Attorney